                                 [PHOTO HERE]


                        D E C E M B E R  3 1,  2 0 0 0


                         [LOGO HERE]  HEARTLAND FUNDS
                         ----------------------------
                          AMERICA'S VALUE INVESTOR(R)


                               Select Value Fund

                                Value Plus Fund

                                  Value Fund



                                 Annual Report

                               Table of Contents


EQUITY FUNDS
--------------------------------------------------------------------------------

  Letter to Shareholders................................................  2
  Select Value Fund Management's Discussion of Fund Performance.........  4
  Value Plus Fund Management's Discussion of Fund Performance...........  6
  Value Fund Management's Discussion of Fund Performance................  8

  Financial Statements

       Schedule of Investments.......................................... 10
       Statements of Assets and Liabilities............................. 16
       Statements of Operations......................................... 17
       Statements of Changes in Net Assets.............................. 18
       Financial Highlights............................................. 19

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

  Note Financial Statements............................................. 22

  Definitions........................................................... 28



REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors and Shareholders of Heartland Group, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Heartland Select Value Fund, Heartland Value Plus Fund and Heartland Value Fund (three of the seven portfolios of Heartland Group, Inc., and hereafter referred to as the "Funds") at December 31, 2000, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Milwaukee, Wisconsin                 PricewaterhouseCoopers LLP
February 23, 2001

DEAR shareholder
--------------------------------------------------------------------------------

[PHOTO HERE]

Value Outperforms

Going into the year 2000, anticipation and anxiety ran high. The bull market in technology stocks carried over from 1999 and roared into this year - at least until late March. Then, Wall Street drastically shifted its attention, and money, away from the previously high- flying, NASDAQ Composite members and toward smaller and more reasonably priced stocks. Investors shifted toward our kind of stocks. Finally!

By the end of the year, it was clear that value investing was back in vogue on Wall Street. In fact, within the broad-market style indices, for the twelve months ended December 31, 2000, value topped growth in all three capitalization ranges.

                                     2000
                                Total Returns*
--------------------------------------------------------------------------------
Russell 2000 Value Index           22.8%          Small Company Stock
Russell 2000 Growth Index         -22.4           Index

S&P MidCap 400 Barra Value Index   27.8%          Mid-Cap Company Stock
S&P MidCap Barra Growth Index       9.2           Index

S&P 500 Barra Value Index           6.1%          Large Company Stock
S&P 500 Barra Growth Index        -22.1           Index

*Dividends reinvested

Even more startling, the technology-laden NASDAQ Composite was down 39.29%, posting its worst annual return in its 29-year history. We believe this huge downswing demonstrates one of the inherent risks of investing in companies not supported by sound fundamentals or reasonable valuations.

When Small Caps Attack

Last year, the Russell 2000 Index of small capitalization stocks outpaced the S&P 500 Index of large capitalization stocks in a down year for the larger company index. Interestingly enough, going back all the way to 1926, this has happened only eight times. And in every case, during the next calendar year, small company stocks outperformed their larger counterparts. Although past performance does not guarantee future results, the average level of outperformance during those subsequent years is very significant at 18.1%. This is detailed in the following chart.

2  Annual Report December 31, 2000

        Down Year With     Market Capitalization   Outperformance by
        Small-Cap            Total Returns/2/       Small Cap in the
                           ---------------------
        Outperformance     Large Cap  Small Cap     Following Year/1/
        -------------------------------------------------------------
          1932              -10.4%     -2.2               47.2%
          1940               -7.4      -6.0                0.4
          1941              -10.0      -9.7               10.9
          1966               -9.4      -7.5               33.8
          1974              -27.6     -27.2               21.2
          1977               -7.8      17.6               10.3
          1981               -4.9       2.0                2.8
          2000               -9.1      -3.0                --
        -------------------------------------------------------------
          Average Excess Return                           18.1%

Source: Prudential Securities

/1/ There can be no assurance that historical patterns will continue and if they did, how long they will continue.

Value into the New Millennium

We believe valuations support the possibility for small cap outperformance. The graph at the right reveals how inexpensive small companies are compared to their larger counterparts as of year end. The relative P/E for small stocks is currently 57.8% - in our view, they unmistakably offer superior valuations and better total return potential.

We believe all three Heartland equity funds are well positioned to take advantage of the potential outperformance from the small capitalization sector of the stock market. And, while 2000 proved a good year to be a value investor, we believe we still are in the early stages of an extended run. These trends provide more evidence that now is a great time to be a Heartland Value investor!

Smaller Stocks - Still Better Values
          1972 to 2000/3/
          8/25/72        14.12       19.4         72.8%
           9/1/72        13.98       19.5         71.7%
           9/8/72        13.73       19.5         70.4%
          9/15/72        13.73       19.5         70.4%
          9/22/72        13.68       19.4         70.5%
          9/29/72        13.47       19.3         69.8%
          10/6/72        13.40       19.2         69.8%
         10/13/72        13.26       19.3         68.7%
         10/20/72        13.25       19.2         69.0%
         10/27/72        12.73       18.5         68.8%
          11/3/72        13.15       18.9         69.6%
         11/10/72        13.28          19        69.9%
         11/17/72        13.19       19.2         68.7%
         11/24/72        13.16       19.3         68.2%
          12/1/72        13.19       19.4         68.0%
          12/8/72        13.28       19.7         67.4%
         12/15/72        13.68       19.8         69.1%
         12/22/72        13.56       19.6         69.2%
         12/29/72        13.46       19.5         69.0%
           1/5/73        13.15       19.4         67.8%
          1/12/73        13.21       19.6         67.4%
          1/19/73        13.19       19.6         67.3%
          1/26/73        13.27       19.9         66.7%
           2/2/73        13.10       19.7         66.5%
           2/9/73        12.86       19.6         65.6%
          2/16/73        12.48       19.2         65.0%
          2/23/73        12.05       18.4         65.5%
           3/2/73        11.77         18         65.4%
           3/9/73        11.61       17.8         65.2%
          3/16/73        11.58       17.9         64.7%
          3/23/73        10.97       17.2         63.8%
          3/30/73        11.05       17.3         63.9%
           4/6/73        10.78       17.2         62.7%
          4/13/73        10.92       17.2         63.5%
          4/20/73        10.37       16.7         62.1%
          4/27/73        10.40       16.5         63.0%
           5/4/73        10.15       16.3         62.3%
          5/11/73         9.98       16.3         61.2%
          5/18/73         9.96       16.2         61.5%
          5/25/73         9.52         16         59.5%
           6/1/73         9.60       15.9         60.4%
           6/8/73         9.34       15.7         59.5%
          6/15/73         9.39       15.6         60.2%
          6/22/73         9.86       16.4         60.1%
          6/29/73         9.36       15.2         61.6%
           7/6/73         9.13       15.3         59.7%
          7/13/73         9.03         15         60.2%
          7/20/73         8.79       14.5         60.6%
          7/27/73         8.89       14.6         60.9%
           8/3/73         8.86       14.5         61.1%
          8/10/73         8.86       14.6         60.7%
          8/17/73         8.92       14.8         60.3%
          8/24/73         9.18       15.2         60.4%
          8/31/73         9.47       15.4         61.5%
           9/7/73         9.28       14.8         62.7%
          9/14/73         9.33       14.9         62.6%
          9/21/73         9.23       14.6         63.2%
          9/28/73         9.09       14.1         64.5%
          10/5/73         9.13       14.2         64.3%
         10/12/73         9.05       14.1         64.2%
         10/19/73         9.17       14.3         64.1%
         10/26/73         9.22       14.5         63.6%
          11/2/73         9.25       14.8         62.5%
          11/9/73         9.27       15.1         61.4%
         11/16/73         8.91       14.8         60.2%
         11/23/73         8.55       14.4         59.4%
         11/30/73         8.06       13.8         58.4%
          12/7/73         7.67       13.3         57.7%
         12/14/73         7.31       12.9         56.7%
         12/21/73         6.98       12.5         55.8%
         12/28/73         6.96          12        58.0%
           1/4/74         7.69       12.4         62.0%
          1/11/74         7.80       12.6         61.9%
          1/18/74         7.96       12.8         62.2%
          1/25/74         7.73          12        64.4%
           2/1/74         7.91       12.3         64.3%
           2/8/74         7.94          12        66.2%
          2/15/74         7.55       11.6         65.1%
          2/22/74         7.30       11.3         64.6%
           3/1/74         7.49       11.4         65.7%
           3/8/74         7.53       11.5         65.5%
          3/15/74         7.89       11.9         66.3%
          3/22/74         8.00       12.1         66.1%
          3/29/74         7.91       11.9         66.5%
           4/5/74         7.58       11.4         66.5%
          4/12/74         7.64       11.5         66.4%
          4/19/74         7.63       11.3         67.5%
          4/26/74         7.59       11.4         66.6%
           5/3/74         7.27       11.1         65.5%
          5/10/74         7.08       10.8         65.6%
          5/17/74         6.73       10.5         64.1%
          5/24/74         6.93       10.7         64.8%
          5/31/74         6.51       10.2         63.8%
           6/7/74         6.31        9.9         63.7%
          6/14/74         6.42       10.1         63.6%
          6/21/74         6.68       10.4         64.2%
          6/28/74         6.41          10        64.1%
           7/5/74         6.36        9.9         64.2%
          7/12/74         6.11        9.5         64.3%
          7/19/74         5.79           9        64.3%
          7/26/74         6.16        9.2         67.0%
           8/2/74         5.56        8.4         66.2%
           8/9/74         5.94        8.7         68.3%
          8/16/74         5.57        8.2         67.9%
          8/23/74         5.34           8        66.8%
          8/30/74         5.16        7.8         66.2%
           9/6/74         5.15        7.5         68.6%
          9/13/74         4.74        7.55        62.8%
          9/20/74         4.74        7.05        67.3%
          9/27/74         5.27        7.5         70.3%
          10/4/74         4.85        7.2         67.4%
         10/11/74         4.57        6.75        67.7%
         10/18/74         4.90        7.2         68.1%
         10/25/74         4.91        7.5         65.5%
          11/1/74         4.75        7.4         64.2%
          11/8/74         4.90        7.6         64.5%
         11/15/74         4.67        7.2         64.8%
         11/22/74         4.68        7.4         63.2%
         11/29/74         4.42        6.95        63.6%
          12/6/74         4.23           7        60.4%
         12/13/74         4.20        6.95        60.5%
         12/20/74         4.23           7        60.4%
         12/27/74         4.41        7.00        63.0%
           1/3/75         4.62        7.00        66.0%
          1/10/75         4.97        7.20        69.0%
          1/17/75         5.08        7.25        70.1%
          1/24/75         5.45        7.35        74.1%
          1/31/75         5.66        7.46        75.9%
           2/7/75         5.72        7.95        71.9%
          2/14/75         5.79        8.30        69.8%
          2/21/75         5.85        8.60        68.0%
          2/28/75         6.03        8.75        68.9%
           3/7/75         6.20        8.68        71.4%
          3/14/75         6.29        9.00        69.9%
          3/21/75         6.22        9.12        68.2%
          3/28/75         6.30        9.00        70.0%
           4/4/75         6.49        8.97        72.4%
          4/11/75         6.51        8.90        73.1%
          4/18/75         6.64        9.10        73.0%
          4/25/75         6.80        9.40        72.3%
           5/2/75         6.87        9.70        70.8%
           5/9/75         6.81        9.85        69.1%
          5/16/75         6.95       10.00        69.5%
          5/23/75         7.09       10.20        69.5%
          5/30/75         7.02       10.40        67.5%
           6/6/75         7.20       10.62        67.8%
          6/13/75         7.41       10.50        70.6%
          6/20/75         7.42       10.90        68.1%
          6/27/75         7.72       11.00        70.2%
           7/4/75         7.55       11.06        68.3%
          7/11/75         7.30       10.93        66.8%
          7/18/75         7.25       10.77        67.3%
          7/25/75         7.06       10.60        66.6%
           8/1/75         6.98       10.50        66.5%
           8/8/75         6.62       10.40        63.7%
          8/15/75         6.88       10.15        67.8%
          8/22/75         6.80       10.34        65.8%
          8/29/75         6.76       10.45        64.7%
           9/5/75         6.63       10.45        63.4%
          9/12/75         6.84       10.45        65.5%
          9/19/75         6.85       10.34        66.2%
          9/26/75         6.87       10.28        66.8%
          10/3/75         6.90       10.37        66.5%
         10/10/75         6.90       10.30        67.0%
         10/17/75         6.90       10.40        66.3%
         10/24/75         6.90       10.50        65.7%
         10/31/75         6.90       10.70        64.5%
          11/7/75         6.90       10.80        63.9%
         11/14/75         6.89       11.04        62.4%
         11/21/75         6.70       10.95        61.2%
         11/28/75         6.65       11.07        60.1%
          12/5/75         6.60       10.90        60.6%
         12/12/75         6.60       10.80        61.1%
         12/19/75         6.65       10.90        61.0%
         12/26/75         6.70       11.00        60.9%
           1/2/76         6.79       11.10        61.2%
           1/9/76         7.21       11.23        64.2%
          1/16/76         7.40       11.38        65.0%
          1/23/76         7.68       11.50        66.8%
          1/30/76         7.87       11.60        67.8%
           2/6/76         8.11       11.80        68.7%
          2/13/76         8.25       12.10        68.2%
          2/20/76         8.51       12.18        69.9%
          2/27/76         8.47       12.36        68.5%
           3/5/76         8.41       12.43        67.7%
          3/12/76         8.40       12.28        68.4%
          3/19/76         8.32       12.35        67.4%
          3/26/76         8.33       12.28        67.8%
           4/2/76         8.26       12.38        66.7%
           4/9/76         8.15       12.33        66.1%
          4/16/76         8.10       12.36        65.5%
          4/23/76         8.20       12.17        67.4%
          4/30/76         7.95       12.20        65.2%
           5/7/76         7.83       11.89        65.9%
          5/14/76         7.92       11.95        66.3%
          5/21/76         7.75       11.43        67.8%
          5/28/76         7.60       11.52        66.0%
           6/4/76         7.59       11.40        66.6%
          6/11/76         7.65       11.43        66.9%
          6/18/76         7.71       11.39        67.7%
          6/25/76         7.71       11.30        68.2%
           7/2/76         7.70       11.27        68.3%
           7/9/76         7.70       11.23        68.6%
          7/16/76         7.60       11.40        66.7%
          7/23/76         7.60       11.48        66.2%
          7/30/76         7.70       11.44        67.3%
           8/6/76         7.75       11.48        67.5%
          8/13/76         7.80       11.53        67.6%
          8/20/76         7.88       11.62        67.8%
          8/27/76         7.60       11.49        66.1%
           9/3/76         7.60       11.30        67.3%
          9/10/76         7.60       11.20        67.9%
          9/17/76         7.60       10.98        69.2%
          9/24/76         7.50       11.17        67.1%
          10/1/76         7.31       11.20        65.3%
          10/8/76         7.40       11.22        66.0%
         10/15/76         7.50       11.35        66.1%
         10/22/76         7.52       11.40        66.0%
         10/29/76         7.60       10.60        71.7%
          11/5/76         7.50       10.50        71.4%
         11/12/76         7.22       10.50        68.8%
         11/19/76         7.21       10.20        70.7%
         11/26/76         7.20       10.40        69.2%
          12/3/76         7.15       10.45        68.4%
         12/10/76         7.10       10.53        67.4%
         12/17/76         7.25       10.60        68.4%
         12/24/76         7.30       10.80        67.6%
         12/31/76         7.40       10.90        67.9%
           1/7/77         8.00       10.80        74.1%
          1/14/77         8.00       10.60        75.5%
          1/21/77         8.00       10.40        76.9%
          1/28/77         8.00       10.20        78.4%
           2/4/77         7.90       10.10        78.2%
          2/11/77         7.90       10.03        78.8%
          2/18/77         7.80       10.00        78.0%
          2/25/77         7.80       10.05        77.6%
           3/4/77         7.80       10.09        77.3%
          3/11/77         7.90       10.16        77.8%
          3/18/77         7.80       10.06        77.5%
          3/25/77         7.70        9.80        78.6%
           4/1/77         7.70        9.88        77.9%
           4/8/77         7.90        9.91        79.7%
          4/15/77         7.70        9.80        78.6%
          4/22/77         7.90        9.92        79.6%
          4/29/77         7.80        9.97        78.2%
           5/6/77         7.90        9.80        80.6%
          5/13/77         7.70        9.80        78.6%
          5/20/77         7.70        9.70        79.4%
          5/27/77         7.80        9.50        82.1%
           6/3/77         7.80        9.55        81.7%
          6/10/77         7.80        9.60        81.3%
          6/17/77         8.00        9.84        81.3%
          6/24/77         8.00        9.81        81.5%
           7/1/77         8.00        9.85        81.2%
           7/8/77         8.10        9.74        83.2%
          7/15/77         8.00        9.60        83.3%
          7/22/77         7.90        9.56        82.6%
          7/29/77         7.90        9.52        83.0%
           8/5/77         7.80        9.42        82.8%
          8/12/77         7.70        9.36        82.3%
          8/19/77         7.70        9.40        81.9%
          8/26/77         7.70        9.28        83.0%
           9/2/77         7.60        9.30        81.7%
           9/9/77         7.50        9.37        80.0%
          9/16/77         7.50        9.40        79.8%
          9/23/77         7.60        9.30        81.7%
          9/30/77         7.40        9.20        80.4%
          10/7/77         7.40        9.10        81.3%
         10/14/77         7.30        9.15        79.8%
         10/21/77         7.30        9.20        79.3%
         10/28/77         7.40        8.80        84.1%
          11/4/77         7.40        8.60        86.0%
         11/11/77         7.35        8.65        85.0%
         11/18/77         7.30        8.73        83.6%
         11/25/77         7.40        8.80        84.1%
          12/2/77         7.40        9.06        81.7%
          12/9/77         7.60        8.95        84.9%
         12/16/77         7.70        8.97        85.8%
         12/23/77         7.60        8.88        85.6%
         12/30/77         7.60        8.90        85.4%
           1/6/78         7.60        8.80        86.4%
          1/13/78         7.30        8.70        83.9%
          1/20/78         7.40        8.60        86.0%
          1/27/78         7.40        8.50        87.1%
           2/3/78         7.50        8.58        87.4%
          2/10/78         7.40        8.50        87.1%
          2/17/78         7.30        8.40        86.9%
          2/24/78         7.30        8.30        88.0%
           3/3/78         7.30        8.25        88.5%
          3/10/78         7.30        8.23        88.7%
          3/17/78         7.50        8.27        90.7%
          3/24/78         7.50        8.30        90.4%
          3/31/78         7.65        8.38        91.3%
           4/7/78         8.00        8.43        94.9%
          4/14/78         8.20        8.50        96.5%
          4/21/78         8.30        8.60        96.5%
          4/28/78         8.40        8.67        96.9%
           5/5/78         8.60        8.80        97.7%
          5/12/78         8.70        9.06        96.0%
          5/19/78         8.60        9.00        95.6%
          5/26/78         8.70        9.10        95.6%
           6/2/78         8.75        9.13        95.8%
           6/9/78         8.80        9.16        96.1%
          6/16/78         8.80        9.19        95.8%
          6/23/78         8.50        8.97        94.8%
          6/30/78         8.40        8.89        94.5%
           7/7/78         8.30        8.78        94.5%
          7/14/78         8.50        8.93        95.2%
          7/21/78         8.60        9.01        95.4%
          7/28/78         8.80        9.07        97.0%
           8/4/78         8.90        9.36        95.1%
          8/11/78         9.00        9.40        95.7%
          8/18/78         9.10        9.50        95.8%
          8/25/78         9.00        9.60        93.8%
           9/1/78         9.20        9.37        98.2%
           9/8/78         9.30        9.55        97.4%
          9/15/78         8.80        9.55        92.1%
          9/22/78         8.80        9.22        95.4%
          9/29/78         8.90        9.23        96.4%
          10/6/78         9.00        9.34        96.4%
         10/13/78         8.40        9.41        89.3%
         10/20/78         7.70        8.82        87.3%
         10/27/78         7.50        8.38        89.5%
          11/3/78         7.30        8.25        88.5%
         11/10/78         7.20        8.10        88.9%
         11/17/78         7.40        8.04        92.0%
         11/24/78         7.40        8.21        90.1%
          12/1/78         7.50        8.16        91.9%
          12/8/78         7.40        8.36        88.5%
         12/15/78         7.30        8.28        88.2%
         12/22/78         7.30        8.17        89.4%
         12/29/78         7.60        8.29        91.7%
           1/5/79         7.70        8.50        90.6%
          1/12/79         7.80        8.56        91.1%
          1/19/79         7.80        8.56        91.1%
          1/26/79         7.70        8.59        89.6%
           2/2/79         7.60        8.40        90.5%
           2/9/79         7.60        8.18        92.9%
          2/16/79         7.50        8.25        90.9%
          2/23/79         7.30        8.21        88.9%
           3/2/79         7.50        8.04        93.3%
           3/9/79         7.60        8.25        92.1%
          3/16/79         7.60        8.29        91.7%
          3/23/79         7.60        8.41        90.4%
          3/30/79         7.70        8.46        91.0%
           4/6/79         7.80        8.57        91.0%
          4/13/79         7.80        8.48        92.0%
          4/20/79         7.80        8.32        93.8%
          4/27/79         7.70        8.21        93.8%
           5/4/79         7.60        8.12        93.6%
          5/11/79         7.30        7.84        93.1%
          5/18/79         7.40        7.93        93.3%
          5/25/79         7.40        7.96        93.0%
           6/1/79         7.30        7.86        92.9%
           6/8/79         7.50        8.06        93.1%
          6/15/79         7.50        8.06        93.1%
          6/22/79         7.60        8.06        94.3%
          6/29/79         7.60        8.16        93.1%
           7/6/79         7.60        8.14        93.4%
          7/13/79         7.70        8.10        95.1%
          7/20/79         7.50        7.93        94.6%
          7/27/79         7.60        7.95        95.6%
           8/3/79         7.70        7.93        97.1%
          8/10/79         7.80        8.01        97.4%
          8/17/79         7.90        8.19        96.5%
          8/24/79         8.00        8.22        97.3%
          8/31/79         8.00        8.26        96.9%
           9/7/79         7.90        8.11        97.4%
          9/14/79         7.90        8.20        96.3%
          9/21/79         8.00        8.36        95.7%
          9/28/79         7.90        8.37        94.4%
          10/5/79         8.00        8.38        95.5%
         10/12/79         7.40        7.89        93.8%
         10/19/79         7.30        7.74        94.3%
         10/26/79         6.90        7.32        94.3%
          11/2/79         7.00        7.45        94.0%
          11/9/79         7.00        7.45        94.0%
         11/16/79         7.00        7.55        92.7%
         11/23/79         7.00        7.54        92.8%
         11/30/79         7.20        7.79        92.4%
          12/7/79         7.30        7.89        92.5%
         12/14/79         7.30        7.89        92.5%
         12/21/79         7.40        7.94        93.2%
         12/28/79         7.50        7.86        95.4%
           1/4/80         7.30        7.66        95.3%
          1/11/80         7.70        7.99        96.4%
          1/18/80         7.80        8.04        97.0%
          1/25/80         7.80        8.20        95.1%
           2/1/80         8.00        8.23        97.2%
           2/8/80         7.90        8.29        95.3%
          2/15/80         7.90        8.24        95.9%
          2/22/80         7.70        8.20        93.9%
          2/29/80         7.40        8.00        92.5%
           3/7/80         7.10        7.66        92.7%
          3/14/80         6.80        7.43        91.5%
          3/21/80         6.60        7.22        91.4%
          3/28/80         6.00        6.76        88.8%
           4/4/80         6.40        7.15        89.5%
          4/11/80         6.50        7.26        89.5%
          4/18/80         6.40        7.06        90.7%
          4/25/80         6.60        7.31        90.3%
           5/2/80         6.60        7.38        89.4%
           5/9/80         6.80        7.63        89.1%
          5/16/80         6.90        7.32        94.3%
          5/23/80         7.00        7.38        94.9%
          5/30/80         7.10        7.49        94.8%
           6/6/80         7.10        7.59        93.5%
          6/13/80         7.20        7.74        93.0%
          6/20/80         7.30        7.71        94.7%
          6/27/80         7.40        7.78        95.1%
           7/4/80         7.50        7.77        96.5%
          7/11/80         7.50        7.86        95.4%
          7/18/80         7.70        8.15        94.5%
          7/25/80         7.80        8.24        94.7%
           8/1/80         7.90        8.18        96.6%
           8/8/80         8.10        8.20        98.8%
          8/15/80         8.20        8.41        97.5%
          8/22/80         8.30        8.38        99.0%
          8/29/80         8.20        8.26        99.3%
           9/5/80         8.50        8.51        99.9%
          9/12/80         8.60        8.62        99.8%
          9/19/80         8.80        8.79       100.1%
          9/26/80         8.90        8.81       101.0%
          10/3/80         8.60        8.75        98.3%
         10/10/80         8.90        8.95        99.4%
         10/17/80         8.90        9.03        98.6%
         10/24/80         8.80        8.87        99.2%
         10/31/80         8.60        8.69        99.0%
          11/7/80         8.80        8.70       101.1%
         11/14/80         9.00        9.34        96.4%
         11/21/80         9.20        9.57        96.1%
         11/28/80         9.00        9.53        94.4%
          12/5/80         8.90        9.30        95.7%
         12/12/80         8.30        8.60        96.5%
         12/19/80         8.50        9.03        94.1%
         12/26/80         8.70        9.00        96.7%
           1/2/81         8.80        9.21        95.5%
           1/9/81         8.70        9.00        96.7%
          1/16/81         8.90        9.10        97.8%
          1/23/81         8.70        8.80        98.9%
          1/30/81         8.80        8.82        99.8%
           2/6/81         8.70        8.72        99.8%
          2/13/81         8.70        8.59       101.3%
          2/20/81         8.60        8.53       100.8%
          2/27/81         8.70        8.76        99.3%
           3/6/81         8.80        8.73       100.8%
          3/13/81         9.00        8.92       100.9%
          3/20/81         9.30        9.00       103.3%
          3/27/81         9.50        9.21       103.1%
           4/3/81         9.60        9.25       103.8%
          4/10/81         9.70        9.27       104.6%
          4/17/81         9.70        9.12       106.4%
          4/24/81         9.80        9.14       107.2%
           5/1/81         9.70        9.15       106.0%
           5/8/81         9.70        9.10       106.6%
          5/15/81         9.70        9.13       106.2%
          5/22/81         9.80        9.17       106.9%
          5/29/81        10.00        9.29       107.6%
           6/5/81         9.90        9.08       109.0%
          6/12/81        10.10        9.24       109.3%
          6/19/81        10.00        9.23       108.3%
          6/26/81        10.10        9.31       108.5%
           7/3/81         9.80        9.09       107.8%
          7/10/81         9.60        9.03       106.3%
          7/17/81         9.70        9.12       106.4%
          7/24/81         9.40        8.86       106.1%
          7/31/81         9.40        8.83       106.5%
           8/7/81         9.40        9.02       104.2%
          8/14/81         9.40        9.08       103.5%
          8/21/81         9.20        8.89       103.5%
          8/28/81         8.70        8.42       103.3%
           9/4/81         8.50        8.23       103.3%
          9/11/81         8.30        8.14       102.0%
          9/18/81         8.20        7.95       103.1%
          9/25/81         7.90        7.74       102.1%
          10/2/81         8.00        7.83       102.2%
          10/9/81         8.30        8.23       100.9%
         10/16/81         8.30        8.07       102.9%
         10/23/81         8.30        8.06       103.0%
         10/30/81         8.30        8.02       103.5%
          11/6/81         8.50        8.32       102.2%
         11/13/81         8.50        8.31       102.3%
         11/20/81         8.40        8.13       103.3%
         11/27/81         8.60        8.35       103.0%
          12/4/81         8.50        8.42       101.0%
         12/11/81         8.50        8.43       100.8%
         12/18/81         8.40        8.33       100.8%
         12/25/81         8.40        8.24       101.9%
           1/1/82         8.30        8.23       100.9%
           1/8/82         8.30        8.01       103.6%
          1/15/82         8.10        8.01       101.1%
          1/22/82         8.10        7.78       104.1%
          1/29/82         8.10        7.95       101.9%
           2/5/82         8.10        7.79       104.0%
          2/12/82         8.00        7.65       104.6%
          2/19/82         7.90        7.61       103.8%
          2/26/82         7.80        7.57       103.0%
           3/5/82         7.70        7.34       104.9%
          3/12/82         7.50        7.26       103.3%
          3/19/82         7.50        7.34       102.2%
          3/26/82         7.70        7.50       102.7%
           4/2/82         7.70        7.53       102.3%
           4/9/82         7.80        7.64       102.1%
          4/16/82         7.90        7.71       102.5%
          4/23/82         8.00        7.83       102.2%
          4/30/82         8.10        7.88       102.8%
           5/7/82         8.20        8.09       101.4%
          5/14/82         8.30        8.12       102.2%
          5/21/82         8.20        7.90       103.8%
          5/28/82         7.90        7.76       101.8%
           6/4/82         7.90        7.70       102.6%
          6/11/82         7.70        7.53       102.3%
          6/18/82         7.70        7.45       103.4%
          6/25/82         7.80        7.55       103.3%
           7/2/82         7.80        7.48       104.3%
           7/9/82         7.70        7.38       104.3%
          7/16/82         7.90        7.56       104.5%
          7/23/82         8.00        7.69       104.0%
          7/30/82         7.80        7.49       104.1%
           8/6/82         7.80        7.46       104.6%
          8/13/82         7.60        7.32       103.8%
          8/20/82         7.90        7.85       100.6%
          8/27/82         8.50        8.57        99.2%
           9/3/82         8.70        8.73        99.7%
          9/10/82         8.80        8.73       100.8%
          9/17/82         8.90        9.00        98.9%
          9/24/82         9.00        9.01        99.9%
          10/1/82         8.90        8.80       101.1%
          10/8/82         9.30        9.34        99.6%
         10/15/82         9.80        9.80       100.0%
         10/22/82        10.20       10.17       100.3%
         10/29/82        10.30        9.89       104.1%
          11/5/82        11.00       10.60       103.8%
         11/12/82        11.30       10.70       105.6%
         11/19/82        11.20       10.51       106.6%
         11/26/82        11.10       10.26       108.2%
          12/3/82        11.50       10.65       108.0%
         12/10/82        11.60       10.74       108.0%
         12/17/82        11.20       10.38       107.9%
         12/24/82        11.30       10.62       106.4%
         12/31/82        11.30       10.77       104.9%
           1/7/83        11.80       11.18       105.5%
          1/14/83        11.90       11.25       105.8%
          1/21/83        12.10       11.31       107.0%
          1/28/83        11.90       11.22       106.1%
           2/4/83        12.20       11.48       106.3%
          2/11/83        12.50       11.82       105.8%
          2/18/83        12.70       11.99       105.9%
          2/25/83        12.80       12.13       105.5%
           3/4/83        13.40       12.44       107.7%
          3/11/83        13.50       12.37       109.1%
          3/18/83        13.30       12.21       108.9%
          3/25/83        13.70       12.54       109.3%
           4/1/83        13.70       12.54       109.3%
           4/8/83        13.50       12.45       108.4%
          4/15/83        13.90       12.98       107.1%
          4/22/83        14.10       13.21       106.7%
          4/29/83        14.40       13.22       108.9%
           5/6/83        14.60       13.55       107.7%
          5/13/83        14.90       13.72       108.6%
          5/20/83        14.90       13.63       109.3%
          5/27/83        15.30       13.98       109.4%
           6/3/83        15.20       13.88       109.5%
          6/10/83        15.30       13.79       110.9%
          6/17/83        15.80       14.38       109.9%
          6/24/83        16.00       14.62       109.4%
           7/1/83        15.70       14.42       108.9%
           7/8/83        15.80       14.36       110.0%
          7/15/83        15.60       14.17       110.1%
          7/22/83        15.70       14.48       108.4%
          7/29/83        15.50       14.04       110.4%
           8/5/83        14.80       13.74       107.7%
          8/12/83        14.50       13.69       105.9%
          8/19/83        14.80       13.76       107.6%
          8/26/83        14.40       13.50       106.7%
           9/2/83        14.50       13.76       105.4%
           9/9/83        14.80       14.07       105.2%
          9/16/83        14.50       13.84       104.8%
          9/23/83        14.80       14.23       104.0%
          9/30/83        14.80       14.00       105.7%
          10/7/83        14.80       14.17       104.4%
         10/14/83        14.70       14.09       104.3%
         10/21/83        14.20       13.68       103.8%
         10/28/83        13.80       13.36       103.3%
          11/4/83        13.70       13.21       103.7%
         11/11/83        13.50       13.13       102.8%
         11/18/83        13.90       12.83       108.3%
         11/25/83        14.00       13.37       104.7%
          12/2/83        14.00       13.38       104.6%
          12/9/83        13.80       13.33       103.5%
         12/16/83        13.90       13.38       103.9%
         12/23/83        13.50       13.37       101.0%
         12/30/83        13.50       13.27       101.7%
           1/6/84        13.90       13.47       103.2%
          1/13/84        13.90       14.23        97.7%
          1/20/84        13.80       13.59       101.5%
          1/27/84        13.30       13.64        97.5%
           2/3/84        12.80       13.30        96.2%
          2/10/84        12.10       12.69        95.4%
          2/17/84        12.00       12.38        96.9%
          2/24/84        11.80       12.05        97.9%
           3/2/84        12.10       12.25        98.8%
           3/9/84        11.80       11.81        99.9%
          3/16/84        11.90       12.02        99.0%
          3/23/84        12.00       11.94       100.5%
          3/30/84        12.10       12.10       100.0%
           4/6/84        11.80       11.79       100.1%
          4/13/84        11.70       11.94        98.0%
          4/20/84        11.80       12.00        98.3%
          4/27/84        12.00       12.16        98.7%
           5/4/84        12.20       12.27        99.4%
          5/11/84        12.10       12.14        99.7%
          5/18/84        11.80       11.78       100.2%
          5/25/84        11.30       11.21       100.8%
           6/1/84        11.20       11.10       100.9%
           6/8/84        11.50       11.37       101.1%
          6/15/84        11.30       11.10       101.8%
          6/22/84        11.40       11.29       101.0%
          6/29/84        11.60       11.32       102.5%
           7/6/84        11.50       11.29       101.9%
          7/13/84        11.40       11.03       103.4%
          7/20/84        11.20       10.89       102.8%
          7/27/84        10.90       10.64       102.4%
           8/3/84        11.30       11.08       102.0%
          8/10/84        11.80       11.54       102.3%
          8/17/84        11.80       11.42       103.3%
          8/24/84        11.90       11.58       102.8%
          8/31/84        11.90       11.43       104.1%
           9/7/84        11.90       11.49       103.6%
          9/14/84        11.90       11.49       103.6%
          9/21/84        11.90       11.42       104.2%
          9/28/84        11.80       11.34       104.1%
          10/5/84        11.50       10.87       105.8%
         10/12/84        11.40       10.83       105.3%
         10/19/84        11.50       11.07       103.9%
         10/26/84        11.50       10.92       105.3%
          11/2/84        11.40       11.03       103.4%
          11/9/84        11.50       11.08       103.8%
         11/16/84        11.30       10.82       104.4%
         11/23/84        11.10       10.65       104.2%
         11/30/84        11.00       10.53       104.5%
          12/7/84        10.80       10.58       102.1%
         12/14/84        10.80       10.55       102.4%
         12/21/84        11.00       10.83       101.6%
         12/28/84        11.10       10.79       102.9%
           1/4/85        11.10       10.72       103.5%
          1/11/85        11.30       11.00       102.7%
          1/18/85        11.70       11.20       104.5%
          1/25/85        12.20       11.60       105.2%
           2/1/85        12.40       11.78       105.3%
           2/8/85        12.40       11.95       103.8%
          2/15/85        12.50       12.03       103.9%
          2/22/85        12.50       12.06       103.6%
           3/1/85        12.50       12.14       103.0%
           3/8/85        12.50       11.94       104.7%
          3/15/85        12.30       11.85       103.8%
          3/22/85        12.30       11.99       102.6%
          3/29/85        12.30       11.95       102.9%
           4/5/85        12.20       11.89       102.6%
          4/12/85        12.20       11.95       102.1%
          4/19/85        12.40       12.02       103.2%
          4/26/85        12.30       12.10       101.7%
           5/3/85        12.10       11.96       101.2%
          5/10/85        12.30       12.09       101.7%
          5/17/85        12.50       12.34       101.3%
          5/24/85        12.50       12.42       100.6%
          5/31/85        12.50       12.40       100.8%
           6/7/85        12.70       12.59       100.9%
          6/14/85        12.50       12.28       101.8%
          6/21/85        12.50       12.30       101.6%
          6/28/85        12.80       12.60       101.6%
           7/5/85        12.90       12.63       102.1%
          7/12/85        13.00       12.76       101.9%
          7/19/85        13.20       12.91       102.2%
          7/26/85        13.10       12.73       102.9%
           8/2/85        13.20       12.98       101.7%
           8/9/85        12.90       12.79       100.9%
          8/16/85        12.90       12.61       102.3%
          8/23/85        12.90       12.71       101.5%
          8/30/85        12.90       12.88       100.2%
           9/6/85        12.80       12.86        99.5%
          9/13/85        12.60       12.61        99.9%
          9/20/85        12.40       12.54        98.9%
          9/27/85        12.30       12.47        98.6%
          10/4/85        12.50       12.69        98.5%
         10/11/85        12.30       12.60        97.6%
         10/18/85        12.50       12.93        96.7%
         10/25/85        12.70       12.91        98.4%
          11/1/85        12.70       12.92        98.3%
          11/8/85        13.00       13.18        98.6%
         11/15/85        13.20       13.63        96.8%
         11/22/85        13.40       13.89        96.5%
         11/29/85        13.50       14.03        96.2%
          12/6/85        13.70       14.24        96.2%
         12/13/85        13.90       14.43        96.3%
         12/20/85        14.00       14.63        95.7%
         12/27/85        13.90       14.53        95.7%
           1/3/86        14.10       14.64        96.3%
          1/10/86        13.90       14.42        96.4%
          1/17/86        14.10       14.67        96.1%
          1/24/86        13.90       14.29        97.3%
          1/31/86        14.10       14.77        95.5%
           2/7/86        14.30       14.78        96.8%
          2/14/86        14.60       15.08        96.8%
          2/21/86        14.80       15.34        96.5%
          2/28/86        15.00       15.73        95.4%
           3/7/86        15.20       15.89        95.7%
          3/14/86        15.60       16.31        95.6%
          3/21/86        15.60       16.66        93.6%
          3/28/86        15.60       16.78        93.0%
           4/4/86        15.70       16.65        94.3%
          4/11/86        15.70       16.92        92.8%
          4/18/86        16.00       17.39        92.0%
          4/25/86        16.10       17.39        92.6%
           5/2/86        15.80       17.03        92.8%
           5/9/86        15.80       17.27        91.5%
          5/16/86        15.80       17.19        91.9%
          5/23/86        16.10       17.56        91.7%
          5/30/86        16.60       18.08        91.8%
           6/6/86        16.50       18.01        91.6%
          6/13/86        16.40       17.80        92.1%
          6/20/86        16.40       17.91        91.6%
          6/27/86        16.60       18.00        92.2%
           7/4/86        16.80       18.51        90.8%
          7/11/86        16.10       17.77        90.6%
          7/18/86        15.80       17.29        91.4%
          7/25/86        15.70       17.08        91.9%
           8/1/86        15.50       17.05        90.9%
           8/8/86        15.30       17.35        88.2%
          8/15/86        15.60       17.93        87.0%
          8/22/86        15.70       18.28        85.9%
          8/29/86        15.90       18.56        85.7%
           9/5/86        15.90       18.68        85.1%
          9/12/86        14.70       17.52        83.9%
          9/19/86        14.30       17.68        80.9%
          9/26/86        14.40       17.89        80.5%
          10/3/86        14.50       17.98        80.6%
         10/10/86        14.50       18.17        79.8%
         10/17/86        14.60       18.10        80.7%
         10/24/86        14.60       18.28        79.9%
         10/31/86        14.80       18.42        80.3%
          11/7/86        14.80       18.30        80.9%
         11/14/86        14.70       18.09        81.3%
         11/21/86        14.50       18.05        80.3%
         11/28/86        14.80       18.62        79.5%
          12/5/86        14.80       19.08        77.6%
         12/12/86        14.70       18.68        78.7%
         12/19/86        14.50       18.64        77.8%
         12/26/86        14.30       18.62        76.8%
           1/2/87        14.20       18.31        77.6%
           1/9/87        15.10       19.40        77.8%
          1/16/87        15.60       20.03        77.9%
          1/23/87        15.50       20.33        76.2%
          1/30/87        15.40       20.01        77.0%
           2/6/87        15.90       21.41        74.3%
          2/13/87        15.80       20.55        76.9%
          2/20/87        16.10       21.38        75.3%
          2/27/87        16.10       21.12        76.2%
           3/6/87        16.30       21.56        75.6%
          3/13/87        16.40       21.66        75.7%
          3/20/87        16.30       21.74        75.0%
          3/27/87        16.40       22.35        73.4%
           4/3/87        16.20       21.84        74.2%
          4/10/87        16.10       21.92        73.4%
          4/17/87        15.50       21.19        73.1%
          4/24/87        15.30       21.17        72.3%
           5/1/87        15.40       21.16        72.8%
           5/8/87        15.50       21.37        72.5%
          5/15/87        15.50       21.34        72.6%
          5/22/87        15.00       20.21        74.2%
          5/29/87        15.10       20.79        72.6%
           6/5/87        15.40       21.00        73.3%
          6/12/87        15.50       21.28        72.8%
          6/19/87        15.70       21.65        72.5%
          6/26/87        15.80       21.85        72.3%
           7/3/87        15.60       21.42        72.8%
          7/10/87        15.80       21.46        73.6%
          7/17/87        15.90       21.49        74.0%
          7/24/87        15.80       21.17        74.6%
          7/31/87        15.90       22.20        71.6%
           8/7/87        16.10       22.30        72.2%
          8/14/87        16.50       23.07        71.5%
          8/21/87        16.50       23.14        71.3%
          8/28/87        16.50       23.03        71.6%
           9/4/87        16.30       22.29        73.1%
          9/11/87        16.00       22.29        71.8%
          9/18/87        16.00       21.99        72.8%
          9/25/87        15.90       22.25        71.5%
          10/2/87        16.30       22.90        71.2%
          10/9/87        15.90       22.26        71.4%
         10/16/87        15.30       21.27        71.9%
         10/23/87        12.50       17.48        71.5%
         10/30/87        11.20       16.76        66.8%
          11/6/87        11.70       16.98        68.9%
         11/13/87        11.60       16.80        69.0%
         11/20/87        11.30       16.20        69.8%
         11/27/87        11.40       16.54        68.9%
          12/4/87        10.80       15.25        70.8%
         12/11/87        10.80       15.68        68.9%
         12/18/87        11.40       16.29        70.0%
         12/25/87        11.70       16.92        69.1%
           1/1/88        11.70       16.73        69.9%
           1/8/88        12.30       17.56        70.0%
          1/15/88        11.80       16.66        70.8%
          1/22/88        11.80       16.03        73.6%
          1/29/88        11.90       16.20        73.5%
           2/5/88        12.00       15.46        77.6%
          2/12/88        12.20       15.25        80.0%
          2/19/88        12.30       15.36        80.1%
          2/26/88        12.50       15.54        80.4%
           3/4/88        12.80       15.88        80.6%
          3/11/88        13.00       15.98        81.4%
          3/18/88        13.10       16.52        79.3%
          3/25/88        13.00       16.52        78.7%
           4/1/88        12.90       15.56        82.9%
           4/8/88        13.10       16.25        80.6%
          4/15/88        13.00       16.28        79.9%
          4/22/88        12.90       15.97        80.8%
          4/29/88        13.00       15.95        81.5%
           5/6/88        12.90       15.62        82.6%
          5/13/88        12.60       15.23        82.7%
          5/20/88        12.50       15.21        82.2%
          5/27/88        12.50       15.33        81.5%
           6/3/88        12.70       15.78        80.5%
          6/10/88        12.80       16.10        79.5%
          6/17/88        12.90       16.07        80.3%
          6/24/88        13.00       16.25        80.0%
           7/1/88        13.10       16.37        80.0%
           7/8/88        13.20       16.29        81.0%
          7/15/88        13.20       16.21        81.4%
          7/22/88        12.90       15.87        81.3%
          7/29/88        12.70       15.23        83.4%
           8/5/88        12.80       15.24        84.0%
          8/12/88        12.40       14.48        85.6%
          8/19/88        12.30       14.32        85.9%
          8/26/88        12.10       14.01        86.4%
           9/2/88        12.00       13.80        87.0%
           9/9/88        12.20       13.81        88.3%
          9/16/88        12.20       13.82        88.3%
          9/23/88        12.20       13.85        88.1%
          9/30/88        12.30       14.06        87.5%
          10/7/88        12.30       13.96        88.1%
         10/14/88        12.30       14.05        87.5%
         10/21/88        12.30       14.20        86.6%
         10/28/88        12.00       13.76        87.2%
          11/4/88        12.00       13.70        87.6%
         11/11/88        11.80       13.46        87.7%
         11/18/88        11.60       13.23        87.7%
         11/25/88        11.50       13.44        85.6%
          12/2/88        11.60       13.80        84.1%
          12/9/88        11.70       13.66        85.7%
         12/16/88        11.60       13.68        84.8%
         12/23/88        11.70       13.82        84.7%
         12/30/88        11.70       13.92        84.1%
           1/6/89        11.90       13.93        85.4%
          1/13/89        12.00       14.05        85.4%
          1/20/89        12.10       14.02        86.3%
          1/27/89        12.20       14.21        85.9%
           2/3/89        12.20       14.14        86.3%
          2/10/89        12.30       14.03        87.7%
          2/17/89        12.20       14.06        86.8%
          2/24/89        12.10       13.93        86.9%
           3/3/89        12.10       13.85        87.4%
          3/10/89        12.20       13.96        87.4%
          3/17/89        12.40       14.11        87.9%
          3/24/89        12.10       13.65        88.6%
          3/31/89        12.20       13.71        89.0%
           4/7/89        12.20       13.65        89.4%
          4/14/89        12.30       13.74        89.5%
          4/21/89        12.40       14.03        88.4%
          4/28/89        12.50       14.01        89.2%
           5/5/89        12.50       13.86        90.2%
          5/12/89        12.50       13.88        90.1%
          5/19/89        12.60       14.26        88.4%
          5/26/89        12.70       14.30        88.8%
           6/2/89        12.70       14.39        88.3%
           6/9/89        12.80       14.65        87.4%
          6/16/89        12.70       14.19        89.5%
          6/23/89        12.60       14.22        88.6%
          6/30/89        12.50       13.92        89.8%
           7/7/89        12.50       13.97        89.5%
          7/14/89        12.70       14.31        88.7%
          7/21/89        12.80       14.03        91.2%
          7/28/89        12.90       15.93        86.0%
           8/4/89        13.00       14.83        87.7%
          8/11/89        13.10       15.01        87.3%
          8/18/89        13.10       14.70        89.1%
          8/25/89        13.20       14.84        88.9%
           9/1/89        13.20       14.77        89.4%
           9/8/89        13.30       14.67        90.7%
          9/15/89        13.20       14.47        91.2%
          9/22/89        13.10       13.76        95.2%
          9/29/89        13.20       13.84        95.4%
          10/6/89        13.40       14.22        94.2%
         10/13/89        13.20       13.23        95.8%
         10/20/89        12.80       13.77        93.0%
         10/27/89        12.50       13.29        94.1%
          11/3/89        12.50       13.39        93.4%
         11/10/89        12.50       14.24        87.8%
         11/17/89        12.50       14.34        87.2%
         11/24/89        12.50       14.56        85.9%
          12/1/89        12.60       14.84        84.9%
          12/8/89        12.70       14.78        85.9%
         12/15/89        12.60       14.76        85.4%
         12/22/89        12.50       14.65        85.3%
         12/29/89        12.60       14.90        84.6%
           1/5/90        12.80       14.85        86.2%
          1/12/90        12.70       14.35        88.5%
          1/19/90        12.30       14.32        85.9%
          1/26/90        12.00       13.75        87.3%
           2/2/90        12.00       13.97        85.9%
           2/9/90        12.10       14.08        85.9%
          2/16/90        12.10       14.04        86.2%
          2/23/90        12.00       14.16        84.7%
           3/2/90        11.60       14.65        79.2%
           3/9/90        12.04       14.73        81.7%
          3/16/90        12.19       14.90        81.8%
          3/23/90        12.26       14.70        83.4%
          3/30/90        12.31       14.86        82.8%
           4/6/90        12.29       14.87        82.6%
          4/13/90        12.38       15.06        82.2%
          4/20/90        12.00       14.63        82.0%
          4/27/90        11.90       14.39        82.7%
           5/4/90        12.20       14.80        82.4%
          5/11/90        12.52       16.24        77.1%
          5/18/90        12.35       16.70        74.0%
          5/25/90        12.58       16.36        76.9%
           6/1/90        12.79       16.76        76.3%
           6/8/90        12.60       16.55        76.1%
          6/15/90        12.69       16.75        75.8%
          6/22/90        12.57       16.40        76.6%
          6/29/90        12.79       16.52        77.4%
           7/6/90        12.82       16.54        77.5%
          7/13/90        12.65       16.95        74.6%
          7/20/90        12.74       16.69        76.3%
          7/27/90        12.34       16.31        75.7%
           8/3/90        11.80       15.91        74.2%
          8/10/90        11.44       15.48        73.9%
          8/17/90        11.39       15.30        74.4%
          8/24/90        10.80       14.60        74.0%
          8/31/90        10.71       15.12        70.8%
           9/7/90        10.59       15.15        69.9%
          9/14/90        10.37       14.90        69.6%
          9/21/90        10.61       14.64        72.5%
          9/28/90         9.94       14.39        69.1%
          10/5/90         9.97       14.65        68.1%
         10/12/90         9.99       14.11        70.8%
         10/19/90        10.09       14.70        68.6%
         10/26/90         9.91       14.33        69.2%
          11/2/90         9.76       14.67        66.5%
          11/9/90        10.02       14.76        67.9%
         11/16/90        10.26       14.61        70.2%
         11/23/90        10.26       14.52        70.7%
         11/30/90        10.45       14.85        70.4%
          12/7/90        10.61       15.08        70.4%
         12/14/90        10.67       15.03        71.0%
         12/21/90        10.94       15.25        71.7%
         12/28/90        10.91       15.11        72.2%
           1/4/91        10.88       14.76        73.7%
          1/11/91        10.89       14.50        75.1%
          1/18/91        11.01       15.28        72.1%
          1/25/91        11.23       15.46        72.6%
           2/1/91        11.60       15.78        73.5%
           2/8/91        12.25       16.53        74.1%
          2/15/91        12.30       16.98        72.4%
          2/22/91        12.20       16.82        72.5%
           3/1/91        12.30       17.15        71.7%
           3/8/91        12.54       17.41        72.0%
          3/15/91        12.23       17.48        70.0%
          3/22/91        12.30       17.20        71.5%
          3/29/91        13.41       17.56        76.4%
           4/5/91        12.54       17.56        71.4%
          4/12/91        15.81       17.79        88.9%
          4/19/91        15.85       18.00        88.1%
          4/26/91        15.68       17.76        88.3%
           5/3/91        15.70       17.84        88.0%
          5/10/91        16.02       17.61        91.0%
          5/17/91        15.64       18.09        86.5%
          5/24/91        15.57       17.98        86.6%
          5/31/91        15.99       18.56        86.2%
           6/7/91        15.94       18.07        88.2%
          6/14/91        15.80       18.20        86.8%
          6/21/91        15.36       17.99        85.4%
          6/28/91        15.18       17.68        85.9%
           7/5/91        16.11       17.82        90.4%
          7/12/91        16.12       18.12        89.0%
          7/19/91        16.23       18.30        88.7%
          7/26/91        15.94       18.15        87.8%
           8/2/91        16.24       18.45        88.0%
           8/9/91        16.34       18.44        88.6%
          8/16/91        16.25       19.49        83.4%
          8/23/91        16.45       20.22        81.4%
          8/30/91        16.72       20.29        82.4%
           9/6/91        16.19       19.96        81.1%
          9/13/91        16.10       19.71        81.7%
          9/20/91        16.17       19.93        81.1%
          9/27/91        16.20       19.83        81.7%
          10/4/91        15.83       19.59        80.8%
         10/11/91        15.83       19.60        80.8%
         10/18/91        16.14       20.17        80.0%
         10/25/91        15.79       19.74        80.0%
          11/1/91        16.20       20.11        80.6%
          11/8/91        15.90       20.19        78.8%
         11/15/91        15.70       19.68        79.8%
         11/22/91        15.54       20.97        74.1%
         11/29/91        15.48       20.92        74.0%
          12/6/91        15.33       21.13        72.6%
         12/13/91        15.30       21.48        71.2%
         12/20/91        15.17       21.62        70.2%
         12/27/91        15.59       22.71        68.6%
           1/3/92        16.42       23.43        70.1%       20.90
          1/10/92        16.75       23.24        72.1%
          1/17/92        17.10       23.45        72.9%
          1/24/92        17.11       23.32        73.4%
          1/31/92        17.07       23.00        74.2%
           2/7/92        17.30       23.07        75.0%
          2/14/92        17.60       23.15        76.0%
          2/21/92        17.18       23.09        74.4%
          2/28/92        17.20       25.62        67.1%
           3/6/92        16.84       25.10        67.1%
          3/13/92        17.59       25.40        69.3%
          3/20/92        18.10       25.60        70.7%
          3/27/92        18.40       25.25        72.9%
           4/3/92        18.59       25.14        73.9%
          4/10/92        18.85       25.32        74.4%
          4/17/92        19.40       26.05        74.5%
          4/24/92        18.24       25.61        71.2%
           5/1/92        18.59       25.83        72.0%
           5/8/92        18.40       26.05        70.6%
          5/15/92        18.20       25.65        71.0%
          5/22/92        18.40       25.34        72.6%
          5/29/92        18.31       25.42        72.0%
           6/5/92        18.10       25.30        71.5%
          6/12/92        17.80       25.08        71.0%
          6/19/92        17.20       24.93        69.0%
          6/26/92        16.98       24.92        68.1%
           7/3/92        17.20       25.43        67.6%
          7/10/92        17.20       25.61        67.2%
          7/17/92        17.40       25.67        67.8%
          7/24/92        16.94       25.42        66.6%
          7/31/92        17.66       26.20        67.4%
           8/7/92        17.49       25.87        67.6%
          8/14/92        17.40       25.94        67.1%
          8/21/92        17.59       24.35        72.2%
          8/28/92        17.20       24.35        70.6%
           9/4/92        17.13       24.48        70.0%
          9/11/92        17.43       24.62        70.8%
          9/18/92        17.58       24.82        70.8%
          9/25/92        17.49       24.30        72.0%
          10/2/92        17.27       24.07        71.7%
          10/9/92        16.85       23.62        71.3%
         10/16/92        17.12       24.15        70.9%
         10/23/92        17.30       24.29        71.2%
         10/30/92        17.32       24.56        70.5%
          11/6/92        17.28       24.49        70.6%
         11/13/92        17.54       24.78        70.8%
         11/20/92        17.81       23.58        75.5%
         11/27/92        17.80       23.78        74.9%
          12/4/92        17.86       23.94        74.6%
         12/11/92        17.99       24.03        74.9%
         12/18/92        18.02       24.45        73.7%
         12/25/92        17.93       24.36        73.6%
           1/1/93        18.60       24.14        77.1%
           1/8/93        18.65       23.77        78.5%
          1/15/93        19.10       24.22        78.9%
          1/22/93        19.35       24.17        80.1%
          1/29/93        19.36       24.32        79.6%
           2/5/93        19.36       24.32        79.6%
          2/12/93        19.01       24.64        77.2%
          2/19/93        18.44       24.07        76.6%
          2/26/93        18.24       24.58        74.2%
           3/5/93        18.45       23.17        79.6%
          3/12/93        18.64       23.37        79.8%
          3/19/93        18.50       23.39        79.1%
          3/26/93        18.02       23.26        77.5%
           4/2/93        17.66       23.10        76.5%
           4/9/93        17.32       23.12        74.9%
          4/16/93        17.74       23.49        75.5%
          4/23/93        17.47       22.87        76.4%
          4/30/93        17.40       23.05        75.5%
           5/7/93        17.61       23.16        76.0%
          5/14/93        17.28       23.01        75.1%
          5/21/93        17.41       23.35        74.6%
          5/28/93        18.44       22.68        81.3%
           6/4/93        18.49       22.67        81.6%
          6/11/93        18.17       22.53        80.6%
          6/18/93        18.07       22.35        80.9%
          6/25/93        18.16       22.56        80.5%
           7/2/93        18.29       22.47        81.4%
           7/9/93        18.36       22.59        81.3%
          7/16/93        18.45       22.47        82.1%
          7/23/93        18.06       22.54        80.1%
          7/30/93        18.09       22.59        80.1%
           8/6/93        18.01       22.61        79.7%
          8/13/93        18.24       22.68        80.4%
          8/20/93        18.69       23.56        79.3%
          8/27/93        18.78       23.79        78.9%
           9/3/93        18.72       23.87        78.4%
          9/10/93        18.80       23.85        78.8%
          9/17/93        18.52       23.74        78.0%
          9/24/93        18.55       23.67        78.4%
          10/1/93        18.69       23.86        78.3%
          10/8/93        18.83       23.81        79.1%
         10/15/93        19.17       24.29        78.9%
         10/22/93        19.03       23.97        79.4%
         10/29/93        18.98       24.20        78.4%
          11/5/93        18.89       23.77        79.5%
         11/12/93        18.72       24.08        77.7%
         11/19/93        18.59       22.59        82.3%
         11/26/93        18.05       22.61        79.8%
          12/3/93        18.00       22.77        79.1%
         12/10/93        18.13       22.72        79.8%
         12/17/93        18.01       22.84        78.9%
         12/24/93        17.94       22.89        78.4%
         12/31/93        18.28       22.95        79.7%
           1/7/94        19.13       23.01        83.1%
          1/14/94        19.50       23.27        83.8%
          1/21/94        19.51       23.26        83.9%
          1/28/94        19.48       23.45        83.1%
           2/4/94        19.32       23.02        83.9%
          2/11/94        19.21       23.04        83.4%
          2/18/94        19.29       22.91        84.2%
          2/25/94        18.60       21.05        88.4%
           3/4/94        18.37       21.00        87.5%
          3/11/94        18.40       21.07        87.3%
          3/18/94        18.48       21.28        86.8%
          3/25/94        18.21       20.96        86.9%
           4/1/94        17.80       20.36        87.4%
           4/8/94        18.10       20.43        88.6%
          4/15/94        18.20       20.30        89.7%
          4/22/94        17.96       20.46        87.8%
          4/29/94        18.40       20.60        89.3%
           5/6/94        17.78       20.46        86.9%
          5/13/94        17.10       20.30        84.2%
          5/20/94        16.90       20.79        81.3%
          5/27/94        16.81       20.19        83.3%
           6/3/94        16.93       20.31        83.4%
          6/10/94        16.88       20.25        83.4%
          6/17/94        16.87       20.24        83.3%
          6/24/94        16.21       19.55        82.9%
           7/1/94        16.39       19.65        83.4%
           7/8/94        16.34       19.80        82.5%
          7/15/94        16.53       20.00        82.7%
          7/22/94        16.39       19.95        82.2%
          7/29/94        16.31       20.18        80.8%
           8/5/94        16.03       20.13        79.6%
          8/12/94        16.00       20.34        78.7%
          8/19/94        16.17       18.37        88.0%
          8/26/94        16.37       18.77        87.2%
           9/2/94        16.43       18.70        87.9%
           9/9/94        16.95       18.59        91.2%
          9/16/94        17.15       18.70        91.7%
          9/23/94        16.56       18.24        90.8%
          9/30/94        16.80       18.36        91.5%
          10/7/94        16.53       18.06        91.5%
         10/14/94        16.82       18.62        90.3%
         10/21/94        16.48       18.45        89.3%
         10/28/94        16.62       18.80        88.4%
          11/4/94        16.53       18.34        90.1%
         11/11/94        16.22       18.35        88.4%
         11/18/94        16.02       18.31        87.5%
         11/25/94        15.62       16.56        94.3%
          12/2/94        15.74       16.57        95.0%
          12/9/94        15.50       16.34        94.9%
         12/16/94        15.50       16.79        92.3%
         12/23/94        15.50       16.83        92.1%
         12/30/94        15.75       16.80        93.8%
           1/6/95        15.83       16.86        93.9%
          1/13/95        15.78       17.05        92.6%
          1/20/95        15.78       17.05        92.6%
          1/27/95        15.82       17.21        91.9%
           2/3/95        16.09       17.51        91.9%
          2/10/95        16.39       17.62        93.0%
          2/17/95        15.87       17.64        90.0%
          2/24/95        15.33       17.86        85.8%
           3/3/95        15.63       15.85        98.6%
          3/10/95        15.44       15.97        96.7%
          3/17/95        15.67       16.17        96.9%
          3/24/95        15.69       16.23        96.7%
          3/31/95        16.00       16.34        97.9%
           4/7/95        15.95       16.52        96.5%
          4/14/95        16.15       16.61        97.2%
          4/21/95        16.07       16.59        96.9%
          4/28/95        16.19       16.79        96.4%
           5/5/95        15.89       16.97        93.6%
          5/12/95        15.77       17.15        92.0%
          5/19/95        15.79       16.94        93.2%
          5/26/95        16.00       16.09        99.4%
           6/2/95        15.84       16.31        97.1%
           6/9/95        16.01       16.22        98.7%
          6/16/95        15.71       16.53        95.0%
          6/23/95        16.99       16.84       100.9%
          6/30/95        16.92       16.68       101.4%
           7/7/95        17.26       17.07       101.1%
          7/14/95        17.59       17.14       102.6%
          7/21/95        17.33       16.98       102.1%
          7/28/95        17.25       17.27        99.9%
           8/4/95        17.21       17.17       100.2%
          8/11/95        17.26       17.05       101.2%
          8/18/95        16.91       17.18        98.4%
          8/25/95        16.84       16.18       104.1%
           9/1/95        16.94       16.29       104.0%
           9/8/95        17.40       16.63       104.6%
          9/15/95        17.31       16.94       102.2%
          9/22/95        17.19       16.89       101.8%
          9/29/95        17.39       16.97       102.5%
          10/6/95        16.89       16.92        99.8%
         10/13/95        17.29       16.98       101.8%
         10/20/95        16.68       17.06        97.8%
         10/27/95        15.85       16.84        94.1%
          11/3/95        15.85       17.15        92.4%
         11/10/95        16.29       16.87        96.6%
         11/17/95        16.24       17.07        95.1%
         11/24/95        16.34       17.07        95.7%
          12/1/95        16.62       17.27        96.2%
          12/8/95        16.65       17.55        94.9%
         12/15/95        16.59       17.52        94.7%
         12/22/95        16.69       17.40        95.9%
         12/29/95        16.62       17.71        93.8%
           1/5/96        16.40       17.53        93.6%
          1/12/96        16.40       17.11        95.9%
          1/19/96        15.95       17.39        91.7%
          1/26/96        16.09       17.67        91.1%
           2/2/96        16.29       18.09        90.0%
           2/9/96        16.48       18.67        88.3%
          2/16/96        16.29       18.43        88.4%
          2/23/96        16.03       19.28        83.1%
           3/1/96        16.24       18.90        85.9%
           3/8/96        15.73       18.60        84.6%
          3/15/96        15.94       18.84        84.6%
          3/22/96        16.09       19.14        84.1%
          3/29/96        16.01       18.99        84.3%
           4/5/96        16.89       19.30        87.5%
          4/12/96        15.89       18.75        84.7%
          4/19/96        16.11       18.99        84.8%
          4/26/96        16.47       19.24        85.6%
           5/3/96        16.42       18.89        86.9%
          5/10/96        16.34       19.20        85.1%
          5/17/96        16.78       19.62        85.5%
          5/24/96        16.39       19.93        82.2%
          5/31/96        16.40       19.65        83.5%
           6/7/96        16.23       19.77        82.1%
          6/14/96        16.06       19.56        82.1%
          6/21/96        17.18       19.59        87.7%
          6/28/96        17.07       19.70        86.6%
           7/5/96        16.99       19.31        88.0%
          7/12/96        16.73       18.98        88.1%
          7/19/96        16.02       18.76        85.4%
          7/26/96        15.69       18.68        84.0%
           8/2/96        16.10       19.46        82.7%
           8/9/96        16.25       19.45        83.5%
          8/16/96        15.85       19.09        83.0%
          8/23/96        16.18       19.32        83.7%
          8/30/96        16.28       18.71        87.0%
           9/6/96        15.69       18.80        83.5%
          9/13/96        15.99       19.47        82.1%
          9/20/96        16.01       19.68        81.4%
          9/27/96        16.01       19.68        81.4%
          10/4/96        16.18       20.09        80.5%
         10/11/96        16.24       20.07        80.9%
         10/18/96        16.76       20.36        82.3%
         10/25/96        17.39       20.07        86.6%
          11/1/96        17.40       20.16        86.3%
          11/8/96        17.70       20.93        84.6%
         11/15/96        17.63       20.44        86.3%
         11/22/96        17.94       20.75        86.5%
         11/29/96        18.04       20.98        86.0%
          12/6/96        18.11       20.54        88.2%
         12/13/96        18.30       20.23        90.5%
         12/20/96        18.43       20.80        88.6%
         12/27/96        18.56       21.02        88.3%
           1/3/97        18.44       20.78        88.7%
          1/10/97        18.57       21.10        88.0%
          1/17/97        18.69       21.56        86.7%
          1/24/97        18.79       21.40        87.8%
          1/31/97        19.18       21.84        87.8%
           2/7/97        19.04       21.93        86.8%
          2/14/97        19.29       22.46        85.9%
          2/21/97        18.89       20.44        92.4%
          2/28/97        18.70       20.19        92.6%
           3/7/97        18.80       20.77        90.5%
          3/14/97        18.77       20.49        91.6%
          3/21/97        18.29       20.25        90.3%
          3/28/97        18.27       19.19        95.2%
           4/4/97        17.77       19.61        90.6%
          4/11/97        17.40       19.05        91.3%
          4/18/97        17.92       19.79        90.6%
          4/25/97        17.30       19.76        87.6%
           5/2/97        18.11       20.99        86.3%
           5/9/97        18.13       21.30        85.1%
          5/16/97        18.41       20.81        88.5%
          5/23/97        18.54       21.24        87.3%
          5/30/97        18.72       21.06        88.9%
           6/6/97        18.78       21.31        88.1%
          6/13/97        19.40       22.18        87.5%
          6/20/97        19.99       22.30        89.6%
          6/27/97        19.91       22.05        90.3%
           7/4/97        20.50       22.79        90.0%
          7/11/97        20.81       22.78        91.4%
          7/18/97        20.44       22.75        89.8%
          7/25/97        20.67       23.33        88.6%
           8/1/97        20.56       23.54        87.3%
           8/8/97        20.34       22.63        89.9%
          8/15/97        19.77       22.39        88.3%
          8/22/97        20.41       22.78        89.6%
          8/29/97        20.78       22.18        93.7%
           9/5/97        20.45       22.91        89.3%
          9/12/97        20.41       22.78        89.6%
          9/19/97        20.73       23.44        88.4%
          9/26/97        20.54       23.31        88.1%
          10/3/97        20.96       23.80        88.1%
         10/10/97        21.59       23.85        90.5%
         10/17/97        21.06       23.28        90.5%
         10/24/97        21.34       23.22        91.9%
         10/31/97        19.81       22.56        87.8%
          11/7/97        19.95       22.87        87.2%
         11/14/97        19.88       22.89        86.9%
         11/21/97        20.50       23.73        86.4%
         11/28/97        20.33       23.54        86.4%
          12/5/97        20.92       24.24        86.3%
         12/12/97        20.29       23.46        86.5%
         12/19/97        19.41       23.30        83.3%
         12/26/97        19.80       23.04        85.9%
           1/2/98        20.54       23.99        85.6%
           1/9/98        20.03       22.83        87.7%
          1/16/98        20.70       23.66        87.5%
          1/23/98        19.44       23.56        82.5%
          1/30/98        19.44       23.56        82.5%
           2/6/98        20.29       24.91        81.5%
          2/13/98        20.50       24.54        83.5%
          2/20/98        20.41       25.69        79.4%
          2/27/98        20.56       26.07        78.9%
           3/6/98        20.59       26.47        77.8%
          3/13/98        20.54       26.87        76.4%
          3/20/98        20.91       27.64        75.7%
          3/27/98        20.92       27.54        76.0%
           4/3/98        21.99       28.27        77.8%
          4/10/98        21.49       27.96        76.9%
          4/17/98        21.76       28.27        77.0%
          4/24/98        21.41       27.89        76.8%
           5/1/98        21.62       28.22        76.6%
           5/8/98        21.03       27.90        75.4%
          5/15/98        20.82       27.91        74.6%
          5/22/98        20.58       28.08        73.3%
          5/29/98        20.30       27.59        73.6%
           6/5/98        20.37       28.17        72.3%
          6/12/98        20.00       27.79        72.0%
          6/19/98        19.70       27.84        70.8%
          6/26/98        20.23       28.66        70.6%
           7/3/98        20.59       28.99        71.0%       28.10
          7/10/98        20.60       29.45        69.9%
          7/17/98        20.78       30.01        69.2%
          7/24/98        19.78       28.85        68.6%
          7/31/98        18.73       28.34        66.1%
           8/7/98        18.97       27.55        68.9%
          8/14/98        17.9        27.4         65.4%
          8/21/98        16.93       27.75        61.0%
          8/28/98        16.19       26.36        61.4%
           9/4/98        15.11       24.99        60.5%
          9/11/98        15.27       25.89        59.0%
          9/18/98        15.69       26.18        59.9%
          9/25/98        15.79       26.81        58.9%
          10/2/98        15.62       25.73        60.7%
          10/9/98        14.25       25.26        56.4%
         10/16/98        15.27       27.11        56.3%
         10/23/98        16.54       27.47        60.2%
         10/30/98        17.06       28.19        60.5%
          11/6/98        17.61       29.28        60.1%
         11/13/98        17.70       28.89        61.3%
         11/20/98        17.77       29.58        60.1%
         11/27/98        18.10       31.29        57.8%
          12/4/98        17.83       30.89        57.7%
         12/11/98        17.70       30.62        57.8%
         12/18/98        17.28       31.19        55.4%
         12/25/98        17.71       32.19        55.0%
           1/1/99        17.94       32.27        55.6%       29.56
           1/8/99        18.30       33.48        54.7%
          1/15/99        18.12       32.64        55.5%
          1/22/99        17.67       32.17        54.9%
          1/29/99        17.83        33.6        53.1%
           2/5/99        17.09       32.54        52.5%
          2/12/99        16.70        32.3        51.7%
          2/19/99        17.11       32.53        52.6%
          2/26/99        17.02       32.85        51.8%
           3/5/99        17.11       33.83        50.6%
          3/12/99        17.15       34.34        49.9%
          3/19/99        16.69       34.46        48.4%
          3/26/99        16.45       34.02        48.4%
           4/2/99        15.84       34.30        46.2%       33.31
           4/9/99        15.83       35.76        44.3%
          4/16/99        16.50       34.98        47.2%
          4/23/99        16.83       35.98        46.8%
          4/30/99        16.90       35.41        47.7%
           5/7/99        17.09       35.67        47.9%
          5/14/99        16.86       35.48        47.5%
          5/21/99        16.90       35.28        47.9%
          5/28/99        16.51       33.87        48.7%
           6/4/99        16.80       34.54        48.6%
          6/11/99        16.43       33.65        48.8%
          6/18/99        16.96       34.93        48.6%
          6/25/99        17.34       33.91        51.1%
           7/2/99        17.82       35.38        50.4%       34.99
           7/9/99        18.09       36.25        49.9%
          7/16/99        18.01       36.56        49.3%
          7/23/99        18.18       36.97        49.2%
          7/30/99        17.20       34.62        49.7%
           8/6/99        16.64       33.88        49.1%
          8/13/99        16.65       34.59        48.1%
          8/20/99        16.60       34.83        47.7%
          8/27/99        16.50       35.13        47.0%
           9/3/99        16.28       33.02        49.3%
          9/10/99        16.60       32.89        50.5%
          9/17/99        16.10       32.49        49.6%
          9/24/99        15.90       31.14        51.1%
          10/1/99        16.14       31.27        51.6%       34.13
          10/8/99        15.92       32.57        48.9%
         10/15/99        15.21       30.41        50.0%
         10/22/99        15.35       31.73        48.4%
         10/29/99        15.90       33.23        47.8%
          11/5/99        15.65        33.4        46.9%
         11/12/99        15.68       34.03        46.1%
         11/19/99        15.90       32.35        49.1%
         11/26/99        15.95       32.23        49.5%
          12/3/99        16.03       32.6         49.2%
         12/10/99        15.61       32.23        48.4%
         12/17/99        15.55       32.33        48.1%
         12/24/99        15.35       33.13        46.3%
         12/31/99        15.75       33.42        47.1%
           1/7/00        15.35       32.99        46.5%
          1/14/00        15.55       33.33        46.7%
          1/21/00        15.34       32.79        46.8%
          1/28/00        14.81       30.94        47.9%
           2/4/00        14.92        32.4        46.0%
          2/11/00        14.55       31.55        46.1%
          2/18/00        14.11       30.62        46.1%
          2/25/00        15.19       30.33        50.1%
           3/3/00        15.11       33.06        45.7%
          3/10/00        14.70       28.91        50.8%
          3/17/00        14.55       30.35        47.9%
          3/24/00        14.81       31.65        46.8%
          3/31/00        15.50       31.05        49.9%
           4/7/00        15.61       31.42        49.7%
          4/14/00        14.89       28.16        52.9%
          4/21/00        14.63       29.78        49.1%
          4/28/00        15.07       30.15        50.0%
           5/5/00        15.01       29.74        50.5%
          5/12/00        14.90       29.5         50.5%
          5/19/00        14.75       29.21        50.5%
          5/26/00        14.45       27.03        53.5%
           6/2/00        14.82       28.98        51.1%
           6/9/00        14.86       28.58        52.0%
          6/16/00        14.92       28.73        51.9%
          6/23/00        14.24       28.28        50.4%
          6/30/00        14.28       28.56        50.0%
           7/7/00        14.55       29.03        50.1%
          7/14/00        14.88       29.64        50.2%
          7/21/00        14.54       29.06        50.0%
          7/28/00        14.17       27.87        50.8%
           8/4/00        14.81       28.72        51.6%
          8/11/00        14.90       28.89        51.6%
          8/18/00        14.85       29.28        50.7%
          8/25/00        14.89       29.57        50.4%
           9/1/00        14.99       29.85        50.2%
           9/8/00        15.16       28.58        53.0%
          9/15/00        14.90       28.00        53.2%
          9/22/00        14.63       27.69        52.8%
          9/29/00        14.87       27.67        53.7%
          10/6/00        14.29       27.14        52.7%
         10/13/00        13.90       26.47        52.5%
         10/20/00        14.01       26.91        52.1%
         10/27/00        13.79       26.57        51.9%
          11/3/00        14.50       27.48        52.8%
         11/10/00        13.84       26.31        52.6%
         11/17/00        13.80       26.34        52.4%
         11/24/00        13.50       24.95        54.1%
          12/1/00        13.40       24.45        54.8%
          12/8/00        13.85       25.48        54.4%
         12/15/00        13.60       24.40        55.7%
         12/22/00        13.60       24.29        56.0%
         12/29/00        14.20       24.57        57.8%
           1/5/01
          1/12/01
          1/19/01
          1/26/01
           2/2/01
           2/9/01
          2/16/01
          2/23/01
           3/2/01
           3/9/01
          3/16/01
          3/23/01
          3/30/01
           4/6/01
          4/13/01
          4/20/01
          4/27/01
           5/4/01
          5/11/01
          5/18/01
          5/25/01
           6/1/01
           6/8/01
          6/15/01
          6/22/01
          6/29/01
           7/6/01
          7/13/01
          7/20/01
          7/27/01
           8/3/01
          8/10/01
          8/17/01
          8/24/01
          8/31/01
           9/7/01
          9/14/01
          9/21/01
          9/28/01
          10/5/01
         10/12/01
         10/19/01
         10/26/01
          11/2/01
          11/9/01
         11/16/01
         11/23/01
         11/30/01
          12/7/01
         12/14/01
         12/21/01
         12/28/01
           1/4/02
          1/11/02
          1/18/02
          1/25/02
           2/1/02
           2/8/02
          2/15/02
          2/22/02
           3/1/02
           3/8/02
          3/15/02
          3/22/02
          3/29/02
           4/5/02
          4/12/02
          4/19/02
          4/26/02
           5/3/02
          5/10/02
          5/17/02
          5/24/02
          5/31/02
           6/7/02
          6/14/02
          6/21/02
          6/28/02
           7/5/02
          7/12/02
          7/19/02
          7/26/02
           8/2/02
           8/9/02
          8/16/02
          8/23/02
          8/30/02
           9/6/02
          9/13/02
          9/20/02
          9/27/02
          10/4/02
         10/11/02
         10/18/02
         10/25/02
          11/1/02
          11/8/02
         11/15/02
         11/22/02
         11/29/02
          12/6/02
         12/13/02
         12/20/02
         12/27/02
           1/3/03
          1/10/03
          1/17/03
          1/24/03
          1/31/03
           2/7/03
          2/14/03
          2/21/03
          2/28/03
           3/7/03
          3/14/03
          3/21/03
          3/28/03
           4/4/03
          4/11/03
          4/18/03
          4/25/03

Source: The Leuthold Group

/2/ The large caps are represented by the CRSP 1-2 for 1926-1978 and by the S&P
    500 for 1979-2000. The small caps are represented by the CRSP 6-8 for 1926-1978 and by the Russell 2000 for 1979-2000. The University of Chicago Graduate School of business maintains the Center for Research in Security Prices (CRSP) database of all on the NYSE sorted by market capitalization and divided into deciles. Decile one, CRSP 1, is the largest tenth of the companies in the NYSE. After setting market capitalization limitations by decile, stocks from the AMEX and the NASDAQ stocks are merged into the NYSE-sized decile by market capitalization. Rebalancing is done quarterly.

/3/ This chart shows a ratio of ratios, tracking the relationship of a capitalization weighted P/E ratio compared to the median P/E ratio for a universe of about 3,000 stocks. When this ratio of ratios is above 100%, it indicates that small-caps (the median P/E) are priced at valuations above the cap weighted P/E ratio. With the small-cap P/E now below the historical median, the chart suggests that small-caps may be significantly undervalued relative to large-caps.

--------------------------------------------------------------------------------
Past performance does not guarantee future results. Investments in small-cap stocks present risks in addition to those presented by investments in large-cap stocks, including increased price volatility and less liquidity.

All charts are illustrative and the performance information presented is not intended to be indicative of any Heartland Fund. An investment cannot be made in an index.

Sincerely,

/S/ [ILLEGIBLE]

William J. Nasgovitz
                                                                  Value Report 3

                                 [PHOTO HERE]

                          Heartland Select Value Fund

[PHOTO HERE]

M. Gerard Sandel, CFA
Lead Portfolio Manager

[PHOTO HERE]

William J. Nasgovitz
Portfolio Co-Manager

[PHOTO HERE]

Eric J. Miller, CMA
Portfolio Co-Manager

--------------------------------------------------------------------------------

"We believe this flexibility allowed us to take advantage of the best values in the stock market, regardless of where they fell in the capitalization spectrum."

--------------------------------------------------------------------------------

The headline news for the year 2000 for shareholders of the Heartland Select Value Fund was total return. For the year ended December 31, 2000 the Fund was up 30.63%, outperforming the S&P 400 MidCap Barra Value Index return of 27.84% and the S&P 500 Index return of -9.10%.

In addition, during the fourth quarter of the year, the Heartland Select Value Fund returned 13.25%. In contrast, the S&P 500 Index was DOWN 7.82% for the quarter, and the S&P MidCap 400 Barra Value Index returned just 9.32%.

Our Multi-Capitalization Strategy

Throughout the year, the shareholders of the Heartland Select Value Fund benefited from our multi-capitalization investment process, both in total returns and through diversification. This approach, along with our thorough research and sound stock picking, aided the Fund in delivering excellent returns in 2000 while investing across the entire capitalization range. That means the Heartland Select Value Fund invests in small, medium, and large companies while strictly adhering to our value-based philosophy. As of December 31, 2000, the Heartland Select Value Fund held:

Heartland Select                      Percentage of Equity Investments
Value Fund/1/                                As of 12/31/2000
--------------------------------------------------------------------------
        Large-Cap Companies                         27.8%
--------------------------------------------------------------------------
        Mid-Cap Companies                           20.7%
--------------------------------------------------------------------------
        Small-Cap Companies                         51.5%
--------------------------------------------------------------------------

We believe this flexibility allowed us to take advantage of the best values in the stock market, regardless of where they fell in the capitalization spectrum. We also believe the Heartland Select Value Fund has the ability to continue to make adjustments that benefit our shareholders as the market changes.

In 2000, the Fund not only outpaced its benchmark index, it also did very well relative to its peers. In fact, according to Lipper Inc., the total return of the Heartland Select Value Fund ranked 21 out of the 523 funds in their Multi-Cap Value universe for the one-year period ended December 31, 2000 - that's in the top 6 percentile/2/.

Adding Value in the Healthcare Sector

At the very center of our investment philosophy is the charge of successfully identifying individual companies trading at discounts to their intrinsic values. Under the market conditions and political environment of 2000, we believed many of these companies were in the Healthcare sector. With Congress debating the possibility of increasing the size of Medicare and Medicaid payments made to healthcare providers, we believed many stocks in the sector were priced at extremely reasonable valuations.

With that as a backdrop, we focused our bottoms-up research on identifying companies that had already successfully reduced their cost structures. These companies stood to benefit the most from the increased reimbursement plans before Congress. The overallocation of the Heartland Select Value Fund into the Healthcare sector3 significantly aided returns as Congress approved reimbursement plans in April and again in December.

Select Value Fund
Growth of $10,000 since inception4
    (inception date 10/11/96)
------------------------------------------
               Select Value $17,485     S&P MidCap Barra Value $20,042/5/   S&P 500 $20,214
1  10/11/96         10000                        10000                         10000
2  12/96            10500                        10714                         10892
3                   10660                        11002                         10890
4                   12140                        12923                         12165
5                   13270                        13891                         13886
6  12/97            12905                        14289                         14367
7                   14542                        16283                         16078
8                   13650                        16821                         15411
9                   11468                        15148                         13258
10 12/98            13129                        18372                         14087
11                  12396                        19289                         14087
12                  14184                        20649                         16191
13                  12756                        19359                         14614
14 12/99            13384                        22240                         15677
15                  13966                        22748                         16660
16                  14012                        22144                         16217
17                  15438                        21930                         18333
18 12/00            17485                        20214                         20042

From Higher Oil Prices to Higher Utility Stock Prices

The Utility sector, once thought of as a collection of over-regulated bureaucracies, has emerged as an industry where suppliers can, in a more competitive manner, react to changes in demand. In 2000, many energy-producing companies operating in a more deregulated environment experienced growing demand and higher usage rates. These increased sales led to better-than-expected earnings, and in turn, higher stock prices. The Heartland Select Value Fund was overallocated into this sector/3/. We also believe utilities will continue to positively affect our shareholders returns.

The Slowing Economy and the Financial Sector

In the latter half of the year, we felt that the U.S. economy was slowing. We also believe this slowing will continue well into 2001, and as a result, the Federal Reserve will continue to move into an interest rate reduction mode. This should provide an environment that will benefit many companies we think are reasonably priced, particularly in the Financial Services sector/3/. We believe the Heartland Select Value Fund is well positioned to take advantage of this shift in monetary policy.

As we have stated before, we believe we are still in the early stages of a period of outperformance from medium and small capitalization value stocks. Investors have been rotating into companies with more predictable, positive earnings and sound financial statements that are trading at reasonable prices. We believe that investors will continue to favor value stocks.


                        Average Annual Total Returns/4/

                                      One     Three   Since Inception
                                      Year    Year    (10/11/96)

--------------------------------------------------------------------------------
Heartland Select Value Fund          30.63%  10.65%    14.15%
--------------------------------------------------------------------------------
S&P MidCap 400 Barra Value Index     27.84   11.04     17.764
--------------------------------------------------------------------------------
S&P 500 Index                        -9.10   12.26      18.14
--------------------------------------------------------------------------------

                      Portfolio Highlights and Statistics

Number of holdings.................................           31
Net assets.........................................    $10.9 mil.
NAV................................................       $15.03
Median market cap..................................   $2,662 mil
Weighted average market cap........................  $10,994 mil
Fund vs. S&P MidCap Barra Value Index
  Alpha............................................         2.28
  Beta.............................................         0.71
  R-squared........................................         0.66

                              Valuation Analysis

Based on 12-month actual earnings, excludes negative earnings. Source: Russell Analytics and Heartland Advisors, Inc.


                     Price/Earning (Trailing 12-months)      Price/Cash Flow        Price/Book
Heartland Select
Value Fund               17.2X                                   10.1X                2.6X

S&P Mid Cap 400
Barra Value Index        14.5X                                    7.4X                1.8X

S&P 500                  24.0X                                   14.8X                4.7X

Top Ten Holdings - % of Net Assets (Excludes cash equivalents)

Henry Schein, Inc.........................................  5.5%
Washington Mutual, Inc....................................  4.5
Wolverine World Wide, Inc.................................  4.3
Stewart & Stevenson Services, Inc.........................  3.9
Bank of America Corporation...............................  2.9
Southern Company..........................................  2.8
Pittston & Brinks Group...................................  2.8
Marshall & Ilsley Corporation.............................  2.7
Perrigo Company...........................................  2.7
Allstate Corporation......................................  2.5
                                                           -----
Total                                                      34.6%

--------------------------------------------------------------------------------

The Fund invests in small- and mid-sized companies that are less liquid than large companies. The Fund also invests in a smaller number of stocks (generally 25 to 35) than the average mutual fund. The performance of these holdings may increase the volatility of the Fund's returns. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic values.

/1/ Heartland Advisors considers large-cap companies to be larger than $8.4 billion in market cap, mid-cap companies to be between $2.1 billion and $8.4 billion, and small-cap companies to be smaller than $2.1 billion.

/2/ Lipper, Inc., an independent monitor of mutual fund performance, ranked the Select Value Fund 99 of 271 funds for total return in the Lipper Multi-Cap Value Fund peer group for the period since the Fund's inception through December 31, 2000.

/3/ As of December 31, 2000, healthcare, utility and financial service companies represented 19.3%, 4.1%, 24.3%, respectively, of the Select Value Fund's total equity investments (excluding cash equivalents). These percentages are subject to change without notice and are intended as illustrations of investment strategy, not as recommendations.

/4/ Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends. The Fund's portfolio may differ significantly from the securities in the Indexes. The Indexes are unmanaged and therefore do not reflect the cost of portfolio management or trading.

The Select Value Fund has changed its investment policies effective December 6, 1999. Prior to that date, the Fund was required to invest primarily in large-cap stocks. Effective December 6, 1999, the Fund invests in companies of all sizes.

The Advisor voluntarily waives a portion of the Fund's expenses, but reserves the right to change the level of the waiver. Without such waiver, total returns would have been lower.

/5/ For comparison purposes, the value of the S&P MidCap 400 Barra Value Index on September 30, 1996 is used as the beginning value on October 11, 1996.

                                                                  Value Report 5

                                 [PHOTO HERE]

                           Heartland Value Plus Fund


[PHOTO HERE]             --------------------------------
William J. Nasgovitz
Portfolio Co-Manager          "We believe the
                              Heartland Plus Fund is
                              well positioned for the
[PHOTO HERE]                  year ahead."
M. Gerard Sandel, CFA
Portfolio Co-Manager     --------------------------------


For the twelve months ended December 31, 2000, the Heartland Value Plus Fund was down 8.83%. During this period, the Fund underperformed the Russell 2000 Index of small company stocks, which was down 3.02%. The Russell 2000 Value Index posted a return of 22.83% in the year 2000. Last year proved to be a difficult period for the broad market and, in particular, for micro-capitalization stocks.

The Energy Sector Creates Bright Spot in the Fund

With natural gas production close to capacity and usage rates that have been steadily increasing, reserves in the U.S. fell to their lowest levels in years. With demand moving up and supply currently capped, escalating prices created an economically compelling motive for more exploration. In turn, these higher prices were also a very positive catalyst for stock prices in the Energy sector. The Heartland Value Plus Fund was overallocated into this sector in 2000, adding value to the portfolio/1/.

Micro-Capitalization Stocks Struggle

Many of the issues that were hit the hardest in last year's bear market were the smallest stocks within the small company sector, micro-capitalization stocks. In 2000, according to Merrill Lynch/2/, the smallest twenty percent of small company stocks were down 37.96%. In the fourth quarter alone, this micro-capitalization quintile of their small stock index was down 36.10%. This was the area in which the Fund was positioned, having a median market capitalization of just $260 million as of December 31, 2000. In comparison, the Russell 2000 and S&P 500 Indexes have median market capitalizations of $420 million and $8.68 billion, respectively.

This was especially evident in the technology sector of the micro-cap arena. Even though valuations were not particularly lofty, these stocks got even cheaper. The total return of the Fund was hindered by an overallocation to this sector/1/.

Optimism from the Federal Reserve

One factor that worked against micro-capitalization stocks last year was the environment of rising interest rates. In particular, there was a significant increase in the interest rate that riskier firms had to pay on their debt. Historically, during a "credit crunch" like this, micro-capitalization companies often temporarily underperform the overall market. We believe this was a major drag on performance in 2000, and it is a reason for optimism in 2001. As the Federal Reserve shifts its policies toward reducing interest rates, we believe our bottoms-up research will identify individual companies within this sector that can appreciate significantly in a less credit-restrictive market.

6  Annual Report December 31, 2000

                                Value Plus Fund
                     Growth of $10,000 since inception/3/
                           (inception date 10/26/93)

               Value Plus          Russell 2000        Russell 2000 Value
10/26/93          10,000                10,000                   10,000
                  10,522                10,147                   10,138
                  10,584                 9,877                    9,999
                  10,153                 9,492                    9,820
                  10,263                10,151                   10,285
  12/94           10,001                 9,962                    9,981
                  10,672                10,421                   10,351
                  11,794                11,398                   11,259
                  12,507                12,524                   12,195
  12/95           12,441                12,796                   12,551
                  13,270                13,448                   13,101
                  14,374                14,121                   13,637
                  14,983                14,169                   13,840
  12/96           16,646                14,905                   15,233
                  17,219                14,135                   15,195
                  18,408                16,426                   17,488
                  21,257                18,870                   19,742
  12/97           21,740                18,238                   20,074
                  22,622                20,073                   21,750
                  21,597                19,137                   20,965
                  18,736                15,282                   17,217
  12/98           19,396                17,774                   18,779
                  17,831                16,812                   16,959
                  21,165                19,427                   19,766
                  18,222                18,199                   18,220
  12/99           19,720                21,555                   18,500
                  21,433                23,082                   19,207
                  20,138                22,210                   19,581
                  20,651                22,455                   21,019
  12/00           17,978                20,904                   22,722

Favorable Trends In Small Stocks Optimism

Investor sentiment has been shifting toward smaller capitalization stocks, and we believe it will continue to do so. Also we are optimistic regarding the market's shift toward reasonably priced, low P/E stocks. With all of these factors in place, we believe the Heartland Value Plus Fund is well positioned for the year ahead.

--------------------------------------------------------------------------------

The Fund invests in smaller companies that are less liquid than larger companies. The Fund also invests in a smaller number of stocks (generally 25 to 35) than the average mutual fund. The performance of these holdings may increase the volatility of the Fund's returns. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic values.

Subject to certain exceptions, shares of the Fund redeemed or exchanged within 270 days of purchase are subject to a 1% redemption fee.

/1/ As of December 31, 2000, utilities and technology companies represented 7.6% and 31.4%, respectively, of the Value Plus Fund's total equity investments (excluding cash equivalents). These percentages are subject to change without notice and are intended as illustrations of investment strategy, not as recommendations.

/2/ Source: Merrill Lynch SmallCap Workbook. The MLSCR SmallCap Composite is an unmanaged index of approximately 1,500 companies with market capitalizations between $290 million and $1.9 billion.

/3/ Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends. The Fund's portfolio may differ significantly from the securities in the Indexes. The Indexes are unmanaged and therefore do not reflect the cost of portfolio management or trading.

                            As of December 31, 2000
--------------------------------------------------------------------------------
                          30-Day Annualized SEC Yield
--------------------------------------------------------------------------------

Heartland Value Plus Fund..................................................2.58%
--------------------------------------------------------------------------------

                        Average Annual Total Returns/3/

                                       One     Three    Five    Since Inception
                                       Year    Year     Year    (10/26/93)
--------------------------------------------------------------------------------
Heartland Value Plus Fund              -8.83%  -6.14%   7.64%      8.51%
--------------------------------------------------------------------------------
Russell 2000 Value Index               22.83    4.22   12.60      12.11
--------------------------------------------------------------------------------
Russell 2000 Index                     -3.02    4.65   10.31      10.81
--------------------------------------------------------------------------------


                      Portfolio Highlights and Statistics
Number of holdings....................................................        24
Net assets............................................................$44.3 mil.
NAV...................................................................    $12.11
Median market cap..................................................... $260 mil.
Weighted average market cap........................................... $413 mil.
Fund vs. Russell 2000 Value Index
    Alpha.............................................................     -6.07
    Beta..............................................................      0.74
    R-squared.........................................................      0.54


                              Valuation Analysis

Price/Earnings (Trailing 12-months)     Price/Cash Flow          Price/Book

Heartland Value Plus Fund             12.9x          6.9x         1.5x
Russell 2000 Value                    13.6x          8.6x         1.7x
Russell 2000                          15.7x         12.7x         2.3x

Based on trailing 12-month actual earnings, excludes negative earnings.
Source: Russell Analytics and Heartland Advisors, Inc.

Top Ten Holdings - % of Net Assets (Excludes cash equivalents)

Flexsteel Industries, Inc................................................  7.8%
Ansys, Inc...............................................................  7.4
Southwestern Energy Company..............................................  7.0
Tier Technologies, Inc. (Class B)........................................  6.4
Callaway Golf Company....................................................  5.9
Structural Dynamics Research Corporation.................................  5.5
Kelly Services, Inc. (Class A)...........................................  5.3
K2, Inc..................................................................  4.7
Banta Corporation........................................................  4.3
Arch Chemicals, Inc......................................................  4.0
                                                                          -----
Total                                                                     58.3%


                                                                 Value Report  7

                             Heartland Value Fund

                         _________________________
[PHOTO HERE]
William J. Nasgovitz     "Throughout the year,
Portfolio Co-Manager     there was a broad-market
                         swing toward companies
[PHOTO HERE]             with sound fundamentals
Eric J. Miller, CMA      and quality balance sheets -
Portfolio  Co-Manager    investors headed for
                         small cap value stocks."
                         _________________________


                        Resurgence of Small Cap Stocks
               Relative Performance of Small Caps vs. Large Caps
                         January 1960 - December 2000

 "'60"     "'62"     "'64"     "'66"     "'68"     "'70"     "'72"     "'74"     "'76"     "'78"     "'80"     "'82"   "'84"
48.2893   46.4837   39.4067   49.1553   76.1934    74.498   66.8936    46.207   50.7813    71.999   93.1726   101.37      116
 47.746   46.3956   39.6183   51.5319    73.927   72.9111   67.3702   45.8642    57.219   74.8869   90.6637   102.19   113.58
 46.979   46.6464   39.8483   52.0131   72.3775   70.7479   66.4357   46.9145   55.9002   78.5381   83.4887   101.71   112.48
46.4764   46.3473   39.5115   53.2919   76.6434    65.085   66.1388   46.1649   55.1494   78.6877   84.1751   102.79   111.05
45.3589   45.5132   38.9517   50.7971   83.0768    62.995   63.4683   44.2715    53.925   82.3572   84.8612    103.6   111.67
45.2958   45.7045   38.8487   51.1927   82.9706   60.9198   62.5055   43.9041   53.1162   83.3184   85.2933   101.48   112.61
45.5857    45.969   39.2072    50.938   82.4392   59.5962   60.3737     44.65   53.3073   83.0452   89.3472   102.12   108.73
 46.078   46.7144   39.4209   49.2936   84.5083   60.1777   58.3677   44.3995   52.2808   87.6707   94.0405     98.4   109.59
46.1834   45.6275   39.9067   48.7009   86.4092   65.6446   56.5773   45.7831   52.0273   87.8227   94.0357   101.18    108.9
45.1942   43.2556   40.4683    45.191   85.6042   62.1999    54.736   42.7409   51.8108   75.6023   95.7266   104.01   106.73
44.0331   43.5263   40.4526   46.3263    86.566   58.5569   54.6399   41.6136   52.7957   77.8731   91.0463   109.19   105.26
43.3236   41.5644   39.7254   46.9041   91.4996    60.167   52.9085   38.8009   55.0939   77.2506   91.1363   108.72   104.37
44.3586   43.1927   40.8046   51.1438   91.6317   65.7429   52.2722   45.9687   59.3411   82.0525   96.8134   113.08   109.89
45.1131   43.3852   41.5001   53.2196   87.5602   68.1987   50.2469   44.4301   59.5635    82.377   96.3328   117.59   111.58
46.3204   42.4408   42.8086   54.3397   86.8836   68.9833   49.2076   47.7626   60.6217   84.9597    100.51   116.68    109.4
46.7575   41.2607   43.1053   54.4024   84.9341   68.3029   47.6494    46.634   61.0237   86.4948   105.337   116.32   108.41
 47.614   41.9498   42.8807   56.3842    85.255   66.6833   44.3158   47.2322   61.4334   87.1438   107.143   125.98    106.4
 46.679   42.3014   41.1963   60.5274    79.847   64.7855   43.0139   48.7492   62.6603   87.4806   107.884   127.03   106.13
45.4717   42.2001   41.6114   63.1127   75.9995   63.3021    46.227   51.1971   63.7843   87.9197   104.734   127.42   109.51
44.7791   41.3802   41.9915   63.7277   75.6595   63.2396   44.7823   48.9094    63.522   89.4122   101.994   120.94   109.51
44.1117   41.5584   41.7964   66.4218   74.9181   63.6335   46.1163     48.71    64.392   88.1997       100   121.62   106.41
44.0054   40.7294    43.273   67.0153   78.1378    62.146   46.0875   46.4905    65.171   84.3306    103.09   114.81   105.77
44.1403   40.2261   45.2164   66.4881   75.2503   59.3778   42.3156   46.2492   68.2045   85.6547    102.29   118.51   106.02
44.2188    38.981   46.6209   70.7702   70.9654   61.2247   40.0072   46.1472   68.5986   89.4453    103.39   117.08   105.72

"'86"    "'88"   "'90"   "'92"   "'94"   "'96"   "'98"    "0/00"
107.02   83.79    80.1   86.32   95.18   85.28   75.45     61.2
106.87    87.4   81.73      88   96.75   87.26    75.7    72.72
106.28   94.44   82.79   86.79   96.87   88.13   75.04    61.87
109.29   95.44   82.19   81.35   96.33   91.57    74.7    59.95
107.51   92.75   80.42    82.2   93.92   93.01      72    57.65
105.75   95.14   81.24   79.47   93.02   88.89   69.38    61.16
101.72   94.76      78   78.95    91.6   84.93   64.42     60.2
  97.8   95.85   74.39   78.42   93.08   88.08   60.72    62.42
100.18    94.3   71.22   79.42    95.2   86.68   61.49    61.11
 98.66   90.78   67.23   81.71   92.88   83.05    59.2    60.63
 96.11   89.24   68.07   85.25   92.59   80.45   58.79    59.88
 95.88   91.26   68.85   87.24   93.76   84.19   59.04    61.28
 94.43   88.95    72.1   89.41   90.25   80.83   57.42
 98.55   92.03   74.97   86.27   90.54    78.3   54.48
 98.34    92.1   78.39   87.28   89.39   77.82   53.16
 96.52   91.46   78.19   87.01   88.94   73.62   55.73
 95.46   92.04   78.68   88.89   87.14    77.2   57.96
 93.21   90.56   77.58   89.08   89.55   77.02   57.34
 91.44   86.72   76.63   90.75   91.71    74.7   57.57
 91.24   87.21    77.9   91.34   93.45   80.97   55.73
 91.28   87.87   79.88    94.8   91.34    82.4   57.29
 80.78   84.63   81.06   95.28   87.62   81.47   54.09
 83.42    83.6   80.84   93.26   87.67   77.39   56.23
 83.82   81.92   78.32   95.35   88.24   77.45   59.09

It was clear that topping the 1999 performance of the Heartland Value Fund would be a tough task. After all, the total return of the Fund for the year ended December 31, 1999 was 25.01%1. Operating in a broad market that was much more volatile, the Fund's total return was 2.03% for the year ended December 31, 2000. During this period, the Value Fund outperformed the Russell 2000 Index of small company stocks, which returned -3.02%. The benchmark for the Fund, the Russell 2000 Value Index, posted a return of 22.83% for the year.

The year began in a bull market, carried over from several previous years, that was extraordinarily focused in large, technology-related companies. Many of these high-flying stocks were priced for perfection relative to their earnings, book values, and cash flows. In fact, hundreds had no earnings at all but carried market capitalizations in the billions.

By year-end, the story had changed dramatically as investors shifted their attention toward smaller and more reasonably priced stocks. As a result, the technology-dominated NASDAQ Composite, which defied gravity in 1999, was hit very hard and closed the year DOWN 39.29%. Even after this unprecedented drop, at the end of the year, this index still had a price-to-earnings ratio of over 96x, which is exceedingly speculative by our standards.

In stark contrast, we believe the Value Fund remained well supported by solid fundamentals. With the equity holdings of the Fund as of December 31, 2000 at a dollar-weighted average price-to-earnings ratio of only 12.6x, we assert that the Fund represented both relative and absolute value.

Smaller and Reasonably Priced is Back in Style

Throughout the year, there was a broad-market swing toward companies with sound fundamentals and quality balance sheets - investors headed for value stocks. Because the Value Fund was, and continues to be, an unabashed value portfolio, our shareholders benefited from this trend. Investors, however, largely ignored the smallest of the small company stocks. We believe these micro-capitalization stocks struggled last year because of the increasingly higher interest rates that firms with less access to capital had to pay on their debt. It is typical that, during a "flight to quality" such as this, micro-capitalization stocks temporarily underperform the overall market. With companies having a market capitalization of less than $100 million - very small - making up 27.4% of the equity holdings in the Fund as of December 31, 2000, this flight hurt the total return of the Fund last year.

The Upside of Micro-Caps

Despite the underperformance of micro-capitalization stocks in 2000, we believe many of these companies possess great entrepreneurial growth potential. In our view, micro-caps offer some of the best prospects for stock price appreciation because they sell at lowly valuations. We also believe that our bottoms-up research of individual companies within this sector will provide substantial long-term benefits to our shareholders.

                                   Value Fund
                    Growth of $10,000 over last 10 years/2/
                             Dollars (in thousands)

Label                  Value Fund          Russell 2000   Russell 2000 Value
    1  12/90                    10,000            10,000                 10,000
    2                           14,900            14,600                 14,200
    3  12/92                    21,300            17,300                 18,300
    4                           25,300            20,600                 22,700
    5  12/94                    25,700            20,200                 22,300
    6                           33,400            25,900                 28,100
    7  12/96                    40,400            30,200                 34,100
    8                           49,700            37,000                 44,900
    9  12/98                    44,000            36,000                 42,000
   10                           55,000            43,700                 41,400
   11  12/00                    56,200            42,400                 50,800

Small Value Attracts Strategic Buyers

The goal of the Heartland Advisors Equity Ten-Point Investment Grid(TM) we employ in our intensive research effort is to identify stocks trading at significant discounts to their underlying worth. This is also what draws strategic buyers to many publicly-traded companies. In 2000, a total of 24 issues held in the Value Fund were bought out by strategic buyers - all purchased at premiums to their market prices. This delivered capital appreciation to our shareholders and indicated that serious investors had moved, with considerable strength, into the small capitalization value sector of the market. We also consider this a validation of our investment process.

Long Cycles of Outperformance

As we have stated, small capitalization stocks outpaced their larger counterparts by a very slight margin in 1999, and then by a substantial amount last year. We also know that, historically, the timeframe of outperformance based on market capitalization tends to run in long cycles/3/. This can be seen in the chart at left, which shows the performance of small capitalization stocks relative to large companies back to 1960. In this chart, upward movement represents small stocks performing better than large, and downward movement is large stocks performing better than small. Note that the underperformance in the early 1970's by small company stocks was followed by a great period of outperformance from 1975 to 1983.

We believe we are still in the early stages of a period of outperformance from the small capitalization sector. Also, we are very optimistic regarding the shift toward value as investors rediscover the benefits of lower P/E stocks. Both of these trends should bode well for shareholders of the Heartland Value Fund.

                            As of December 31, 2000
--------------------------------------------------------------------------------
                        Average Annual Total Returns/2/

                                         One     Five     Ten    Since Inception
                                         Year    Year     Year     (12/28/84)
--------------------------------------------------------------------------------
Heartland Value Fund                     2.03%  10.97%   18.83%      14.73%
--------------------------------------------------------------------------------
Russell 2000 Value Index                22.83   12.60    17.65       13.52
--------------------------------------------------------------------------------
Russell 2000 Index                      -3.02   10.31    15.53       12.20
--------------------------------------------------------------------------------

                      Portfolio Highlights and Statistics

Number of holdings.........................................      175
Net assets.................................................  $ 895.5 mil.
NAV........................................................  $ 32.98
Median market cap..........................................  $    87 mil.
Weighted average market cap................................  $   637 mil.
Fund vs. Russell 2000 Value Index
    Alpha..................................................     1.92
    Beta...................................................     1.00
    R-squared..............................................     0.68

                               Valuation Analysis

Price/Earnings(Trailing 12-months)        Price/Cash Flow         Price/Book

           [GRAPH]                           [GRAPH]                [GRAPH]

Based on trailing 12-month earnings, excludes negative earnings.
Source: Russell Analytics and Heartland Advisors, Inc.



         Top Ten Holdings - % of Net Assets (Excludes cash equivalents)

ICN Pharmaceuticals, Inc. ...............................................   7.9%
Henry Schein, Inc. ......................................................   5.8
Beverly Enterprises, Inc. ...............................................   4.4
US Oncology, Inc. .......................................................   2.5
Republic Services, Inc. .................................................   1.9
Presidential Life Corporation ...........................................   1.7
Perrigo Company .........................................................   1.6
Associated Banc-Corp ....................................................   1.5
URS Corporation .........................................................   1.4
amerco ..................................................................   1.4
                                                                           ----
Total ...................................................................  30.1%

________________________________________________________________________________

/1/The Fund invests primarily in small companies selected on a value basis. Such securities may be more volatile and less liquid than those of larger companies and there is risk that the broad market may never recognize the intrinsic value of such securities.

   Subject to certain exceptions, shares of the Fund redeemed or exchanged within 270 days of purchase are subject to a 1% redemption fee.

/2/Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends. The Fund's portfolio may differ significantly from the securities in the Indexes. The Indexes are unmanaged and therefore do not reflect the cost of portfolio management or trading.

/3/There can be no assurance that historical patterns will continue and if they did, how long they will continue.

                                                                Value Report | 9

                                 [PHOTO HERE]

                                 EQUITY FUNDS
                             Financial Statements

Schedule of Investments                                                                                         December 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
Select Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Percent of
COMMON STOCKS                               Shares                       Industry                  Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Low Price/Earnings Ratios

B.F. Goodrich Company                        5,300          Aerospace                      $       192,787            1.8%
Bank of America Corporation                  6,900          Banking                                316,537            2.9
BorgWarner, Inc.                             4,200          Parts and Distribution                 168,000            1.5
Boston Scientific Corporation (a)           16,500          Medical Supplies                       225,844            2.1
Chase Manhattan Corporation                  4,100          Banking                                186,294            1.7
CNH Global N.V.                             18,300          Construction Equipment                 157,837            1.4
Cooper Tire & Rubber Company                18,700          Parts and Distribution                 198,688            1.8
Henry Schein, Inc. (a)                      17,500          Medical Supplies                       605,938            5.5
Host Marriott Corporation (REIT)            20,300          REITS                                  262,631            2.4
Kelly Services, Inc. (Class A)               6,500          Business Services                      153,563            1.4
Liz Claiborne, Inc.                          1,900          Retail                                  79,087            0.7
Millennium Chemicals, Inc.                  11,200          Chemicals                              203,000            1.9
Pittston Brinks Group                       15,300          Business Services                      304,088            2.8
Republic Services, Inc. (a)                  9,700          Waste Management                       166,719            1.5
RPM Inc.                                    23,400          Building Products                      200,362            1.8
Steelcase, Inc. (Class A)                   14,300          Business Services                      198,413            1.8
Washington Mutual, Inc.                      9,300          Banking                                493,481            4.5
                                                                                           ----------------       ------------
                                                                                                 4,113,269           37.5

Low Price to Book Values

Allstate Corporation                         6,300          Insurance-Property/Casualty            274,444            2.5
Clayton Homes, Inc.                         19,100          Housing                                219,650            2.0
OfficeMax, Inc. (a)                         40,000          Retail                                 115,000            1.1
Placer Dome, Inc.                           21,000          Metals                                 202,125            1.8
Stewart & Stevenson Services, Inc.          18,600          Construction Equipment                 422,278            3.9
                                                                                           ----------------       ------------
                                                                                                 1,233,497           11.3

Low Price/Cash Flow Ratios

Dow Chemical Company                         5,400          Chemicals                              197,775            1.8
HCA - The Healthcare Corporation             3,900          Healthcare Services                    171,639            1.6
Helmerich & Payne, Inc.                      3,000          Oil Services and Equipment             131,625            1.2
Marshall & Ilsley Corporation                5,900          Banking                                299,897            2.7
Martin Marietta Materials, Inc.              4,200          Building Products                      177,660            1.6
Perrigo Company (a)                         36,200          Pharmaceuticals                        299,781            2.7
Southern Company                             9,400          Electric                               312,550            2.8
Tenet Healthcare Corporation (a)             3,400          Healthcare Services                    151,088            1.4
Wolverine World Wide, Inc.                  30,600          Retail                                 466,650            4.3
                                                                                           ----------------       ------------
                                                                                                 2,208,665           20.1
                                                                                           ----------------       ------------
TOTAL COMMON STOCKS (Cost $5,708,645)                                                      $     7,555,431           68.9%

------------------------------------------------------------------------------------------------------------------------------------
                                          Par                                                                     Percent of
SHORT-TERM INVESTMENTS                   Amount           Coupon           Maturity                 Value         Net Assets
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES
U.S Treasury Bill                   $   500,000            0.000%          01/04/01        $       499,714            4.6%
FHLB Discount Note                    2,000,000            0.000%          01/02/01              1,999,736           18.3
                                                                                           ----------------       ------------
                                                                                                 2,499,450           22.9
VARIABLE RATE DEMAND NOTES (+)
Firstar Bank, N.A. 6.32%                 62,565                                                     62,565            0.6
Wisconsin Electric Power Company 6.24%   12,413                                                     12,413            0.1
                                                                                           ----------------       ------------
                                                                                                    74,978            0.7
                                                                                           ----------------       ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $2,574,500)                                             $     2,574,428           23.6%

TOTAL INVESTMENTS (Cost $8,283,145)....................................................... $    10,129,859           92.5%
Cash and receivables, less liabilities....................................................         817,005            7.5
                                                                                           ----------------       ------------
TOTAL NET ASSETS.......................................................................... $    10,946,864          100.0%
                                                                                           ================       ============

(a)  Non-income producing security.
(+) Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 29, 2000.
The accompanying Notes to Financial Statements are an integral part of this Schedule.

10 Annual Report December 31, 2000

Schedule of Investments                                                                                       December 31, 2000
--------------------------------------------------------------------------------------------------------------------------------
VALUE PLUS FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Percent of
COMMON STOCKS                                     Shares              Industry                      Value          Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Low Price/Earnings Ratios

Arch Chemicals, Inc.                              100,000        Chemicals                     $    1,775,000           4.0%
Capitol Transamerica Corporation                  106,000        Insurance-Property/Casualty        1,318,375           3.0
Dot Hill Systems Corp. (a)                        342,000        Computers and Peripherals          1,325,250           3.0
Herbalife International, Inc. (Class B)           200,000        Foods and Food Products            1,500,000           3.4
ICN Pharmaceuticals, Inc.                          25,000        Pharmaceuticals                      767,188           1.7
K2, Inc. (a)                                      264,700        Leisure                            2,117,600           4.7
Kennedy-Wilson, Incorporated (a)(b)               400,000        Specialty Finance                  1,750,000           4.0
Southwestern Energy Company                       300,000        Natural Gas Distribution           3,112,500           7.0
Tier Technologies, Inc. (Class B) (a)             500,000        IT Services                        2,843,750           6.4
TSR, Inc. (a)                                     100,000        IT Services                          368,750           0.8
                                                                                               --------------      ------------
                                                                                                   16,878,413          38.0
Low Price to Book Values

Aceto Corporation                                 150,000        Chemicals                          1,350,000           3.1
Cubic Corporation                                  50,000        Other Technology                   1,284,375           2.9
Flexsteel Industries, Inc.                        300,000        Furniture                          3,450,000           7.8
Siam Food Products Public Company Limited (c)     341,800        International                        220,618           0.5
Storage Tech Corporation (a)                      150,000        Computers and Peripherals          1,350,000           3.1
                                                                                               --------------      ------------
                                                                                                    7,654,993          17.4
Low Price/Cash Flow Ratios

Ansys, Inc. (a)                                   290,000        Software                           3,262,500           7.4
Bando McGlocklin Capital Corporation (REIT)       175,000        REITS                              1,181,250           2.7
Banta Corporation                                  75,000        Other Consumer Discretionary       1,906,500           4.3
Callaway Golf Company                             140,300        Leisure                            2,613,088           5.9
Hollinger International, Inc.                      50,500        Publishing                           801,688           1.8
Kelly Services, Inc. (Class A)                    100,000        Business Services                  2,362,500           5.3
Lance, Inc.                                        50,000        Foods and Food Products              632,813           1.4
Stewart & Stevenson Services, Inc.                 55,000        Construction Equipment             1,248,672           2.8
Structural Dynamics Research Corporation (a)      245,000        Software                           2,450,000           5.5
                                                                                               --------------      ------------
                                                                                                   16,459,011          37.1
                                                                                               --------------      ------------
TOTAL COMMON STOCKS (Cost $42,291,607)                                                         $   40,992,417          92.5%

--------------------------------------------------------------------------------------------------------------------------------
                                                       Par                                                            Percent of
SHORT-TERM INVESTMENTS                               Amount           Coupon         Maturity          Value          Net Assets
--------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES
FHLB Discount Note                                $  3,300,000        0.000%         01/02/01        $  3,299,562       7.4%

VARIABLE RATE DEMAND NOTE (+)
Wisconsin Electric Power Company 6.24%                   3,455                                              3,455        --
                                                                                                    -------------     ---------
TOTAL SHORT-TERM INVESTMENTS (Cost $3,303,017)                                                      $   3,303,017       7.4%

TOTAL INVESTMENTS (Cost $45,594,624).........................................................       $  44,295,434      99.9%
Cash and receivables, less liabilities.......................................................              56,748       0.1
                                                                                                    -------------     ---------
TOTAL NET ASSETS.............................................................................       $  44,352,182     100.0%
                                                                                                    =============     =========

(a)  Non-income producing.
(b)  Affiliated company. See Note 10 in Notes to Financial Statements.
(c)  Foreign-denominated security.
(+) Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 29, 2000.


The accompanying Notes to Financial Statements are an integral part of this Schedule.

                                                      Schedule of Investments 11


Schedule of Investments                                                                                       December 31, 2000
-------------------------------------------------------------------------------------------------------------------------------
VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Percent of
COMMON STOCKS                                   Shares               Industry                     Value         Net Assets
-------------------------------------------------------------------------------------------------------------------------------
Low Price/Earnings Ratios
AMERCO (a)                                     648,000     Services                            $ 12,717,000         1.4 %
American Physicians Service Group (a)(b)       187,200     Specialty Finance                        280,800         0.1
AmerUs Group Co.                               200,000     Insurance-Life                         6,475,000         0.7
Atlantic American Corporation (a)              155,700     Insurance-Property/Casualty              311,400         0.1
ATMI, Inc. (a)                                 150,000     Semiconductor Capital Equipment        2,925,000         0.3
Audiovox Corporation (Class A) (a)             420,000     Telecommunications                     3,780,000         0.4
Badger Meter, Inc. (b)                         200,000     Electrical Equipment                   4,600,000         0.5
Barrett Business Services, Inc. (a)(b)         365,000     Business Services                      1,300,312         0.2
Benton Oil & Gas Company (a)                 1,400,000     Exploration and Production             2,187,500         0.2
Blimpie International, Inc. (b)                500,000     Restaurants                              656,250         0.1
Building Material Holding Corporation (a)      250,000     Building Products                      2,125,000         0.2
Capital Corp. Of The West (a)                  136,500     Banking                                1,638,000         0.2
Catalina Lighting, Inc. (a)(b)                 710,000     Building Products                      1,508,750         0.2
CHC Helicopter Corporation (b)                 764,000     Oil Services and Equipment             5,157,000         0.6
Checkpoint Systems, Inc. (a)                   500,000     Other Technology                       3,718,750         0.4
Dollar Thrifty Automotive Group, Inc. (a)      400,000     Leisure                                7,500,000         0.8
FiberMark, Inc. (a)(b)                         391,600     Paper and Forest Products              3,059,375         0.3
Financial Industries Corporation (b)           471,400     Insurance-Life                         4,272,062         0.5
Friedman Industries, Incorporated              267,500     Oil Services and Equipment               769,063         0.1
Global-Tech Appliances, Inc. (b)             1,200,000     Retail                                 4,650,000         0.5
Gundle/ SLT Environmental, Inc. (a)(b)         455,200     Engineering and Construction             938,850         0.1
Hallwood Energy Corporation (a)(b)             584,940     Exploration and Production             5,556,930         0.6
Hampshire Group, Limited (a)(b)                264,600     Retail                                 2,063,053         0.2
Hanover Foods Corporation (a)(d)                49,500     Foods and Food Products                2,747,250         0.3
Henry Schein, Inc. (a)                       1,500,000     Medical Supplies                      51,937,500         5.8
HMN Financial, Inc. (b)                        253,200     Banking                                3,307,425         0.4
Home Federal Bancorp (b)                       268,250     Banking                                4,292,000         0.5
ICN Pharmaceuticals, Inc.                    2,299,800     Pharmaceuticals                       70,575,112         7.9
InterDigital Communications Corporation (a)  1,556,800     Other Technology                       8,416,450         0.9
Intermet Corporation                           840,000     Metals                                 3,045,000         0.3
Invivo Corporation (a)(b)                      400,000     Medical Equipment                      3,775,000         0.4
Itron, Inc. (a)                                400,000     Parts and Component Distribution       1,450,000         0.2
John B. Sanfilippo & Son, Inc. (a)(b)          537,500     Foods and Food Products                2,150,000         0.2
Kaye Group, Inc.                               363,600     Insurance-Property/Casualty            2,817,900         0.3
K-Tron International, Inc. (a)(b)              275,000     Other Producer Durables                5,053,125         0.6
M.D.C. Holdings, Inc.                           75,000     Housing                                2,471,250         0.3
M/I Schottenstein Homes, Inc.                  300,000     Housing                                7,256,250         0.8
Mapics, Inc. (a)(b)                          1,595,000     Software                               7,975,000         0.9
MFRI, Inc. (a)(b)                              400,000     Other Producer Durables                  912,500         0.1
Moore Medical Corporation (a)(b)               197,100     Medical Supplies                         960,863         0.1
Motor Club of America (a)(b)                   200,000     Insurance-Property/Casualty            1,650,000         0.2
Northwest Pipe Company (a)                     276,500     Metals                                 1,952,781         0.2
Novamerican Steel Inc. (a)                     244,500     Metals                                 1,344,750         0.2
Numac Energy (a)                             2,400,000     Exploration and Production            10,350,000         1.2
Pomeroy Computer Resources, Inc. (a)           150,000     IT Services                            2,287,500         0.3
Rehabilicare, Inc. (a)                         384,000     Medical Equipment                        912,000         0.1
Riviera Tool Company (a)(b)                    285,800     Metals                                   535,875         0.1
Rush Enterprises, Inc. (a)                     324,600     Trucking                               1,136,100         0.1
Ryan Family Steak Houses, Inc. (a)             485,000     Restaurants                            4,577,188         0.5
Saucony, Inc. (Class B) (a)                    400,000     Retail                                 3,225,000         0.4
Shiloh Industries, Inc. (a)                    380,200     Metals                                 1,259,413         0.1
Spar Group, Inc. (a)(b)                      1,568,100     Business Services                      1,274,081         0.1
Speizman Industries, Inc. (a)(b)               300,000     Other Materials and Processes            187,500         0.1
St. Francis Capital Corporation                225,000     Banking                                2,953,125         0.3
Steel Technologies, Inc.                       172,000     Metals                                   946,000         0.1
Sterling Financial Corporation (a)             302,500     Banking                                3,667,812         0.4
Stifel Financial Corporation                   253,200     Specialty Finance                      2,880,150         0.3
Summit Bank Corporation                         76,800     Banking                                1,267,200         0.1
The Rottlund Company, Inc. (a)(b)              537,800     Housing                                2,957,900         0.3
United Wisconsin Services, Inc.                300,000     Healthcare Services                    1,012,500         0.1
URS Corporation (a)(b)                         880,000     Engineering and Construction          12,925,000         1.4
VICORP Restaurants, Inc. (a)                   300,000     Restaurants                            5,325,000         0.6
Wackenhut Corrections Corporation (a)          737,800     Services                               5,441,275         0.6
Wilsons The Leather Experts, Inc. (a)          513,750     Retail                                 7,192,500         0.8
Zomax Incorporated (a)                         457,500     IT Services                            2,087,344         0.2
                                                                                               ------------      ------
                                                                                               $336,680,714        37.5%

12 Annual Report December 31, 2000

Schedule of Investments                                                                                            December 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
Value Fund [cont'd]
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Percent of
COMMON STOCKS                                             Shares           Industry                          Value      Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Low Price to Book Values
Alaska Air Group, Inc. (a)                               165,000  Air                               $        4,908,750      0.6%
Ambassadors International, Inc. (a)                      300,000  Education                                  5,700,000      0.6
American Medical Security Group, Inc. (a)                100,000  Healthcare Services                          600,000      0.1
Asia Pacific Wire & Cable Corporation Limited (a)(b)     706,000  Other Materials and Processes                970,750      0.1
Buckhead America Corporation (a)(b)                      184,600  Leisure                                      669,175      0.1
Cheap Tickets, Inc. (a)                                  110,100  Services                                   1,073,475      0.1
CHRONIMED Inc. (a)                                       500,000  Medical Supplies                           6,062,500      0.7
CINAR Corporation (Class B) (a)(b)                     2,500,000  Education                                 10,156,250      1.1
Ciprico, Inc. (a)(b)                                     400,000  Communications Equipment                   3,000,000      0.3
Commonwealth Industries, Inc. (b)                        919,200  Metals                                     4,136,400      0.5
Crown Central Petroleum Corporation (Class B) (a)(b)     365,300  Domestic                                   3,584,506      0.4
Cyrk, Inc. (a)                                           725,000  Services                                   2,175,000      0.2
Denkyosha Co., Ltd. (c)                                   12,000  International                                 36,778        -
Denyo Co., Ltd. (c)                                      227,000  International                              1,212,522      0.1
Duckwall-ALCO Stores, Inc. (a)(b)                        414,300  Retail                                     2,434,013      0.3
Fuji Pharmaceutical Co., Ltd. (c)                        500,000  International                              1,366,024      0.2
Fukuda Denshi Co., Ltd. (c)                              500,000  International                              9,588,439      1.1
GA Financial, Inc.                                       100,000  Banking                                    1,343,750      0.2
Gehl Company (a)(b)                                      270,000  Construction Equipment                     3,712,500      0.4
High Plains Corporation (a)(b)                         1,500,000  Chemicals                                  4,687,500      0.5
Horipro, Inc. (c)                                        720,000  International                              3,978,283      0.4
Indus International, Inc. (a)                          1,000,000  Software                                   2,125,000      0.2
Katsuragawa Electric Company Ltd 6416 (a)(c)             403,000  International                                744,597      0.1
Kondotec Inc (c)                                         368,000  International                              1,192,294      0.1
Landry's Seafood Restaurants, Inc.                       500,000  Restaurants                                4,968,750      0.6
Lindal Cedar Homes, Inc. (a)(b)                           47,200  Housing                                      206,500        -
Lufkin Industries, Inc. (b)                              425,000  Oil Services and Equipment                 7,623,438      0.9
Maezawa Kasei Industries Co., Ltd. (c)                   294,100  International                              2,832,836      0.3
Magal Security Systems, Ltd. (b)                         165,300  Engineering and Construction                 501,066      0.1
Marten Transport, Ltd. (a)(b)                            335,000  Trucking                                   3,999,063      0.5
Massbank Corporation (b)                                 190,033  Banking                                    5,558,465      0.6
Minntech Corporation (b)                                 480,800  Medical Equipment                          2,974,950      0.3
Network Equipment Technologies, Inc. (a)                 551,200  Communications Equipment                   3,548,350      0.4
Nissui Pharmaceutical Co., Ltd. (c)                      853,000  International                              4,406,917      0.5
Nuevo Energy Company (a)                                 349,900  Exploration and Production                 6,057,644      0.7
O.I. Corporation (a)(b)                                  326,500  Electrical Equipment                       1,203,969      0.1
Oil Dri Corporation America (b)                          355,000  Chemicals                                  2,374,062      0.3
Outlook Group Corporation (a)(b)                         380,400  Other Consumer Discretionary               2,234,850      0.3
Patrick Industries, Inc. (b)                              75,000  Housing                                      431,250      0.1
Pointe Financial Corporation                             100,000  Banking                                      850,000      0.1
Professionals Group, Inc. (a)                            266,200  Insurance-Property/Casualty                6,405,437      0.7
Quintiles Transnational Corp. (a)                        400,000  Healthcare Services                        8,375,000      0.9
Ramsay Youth Services, Inc. (a)(b)                       800,400  Education                                    825,412      0.1
Sangetsu Co., Ltd. (c)                                   479,000  International                              6,333,536      0.7
SCPIE Holdings Inc.                                      200,000  Insurance-Property/Casualty                4,725,000      0.5
Sholodge, Inc. (a)(b)                                    530,000  Leisure                                    2,451,250      0.3
SIFCO Industries, Inc.                                   200,000  Aerospace                                    950,000      0.1
Skikoku Coca Cola Bottling Co., Ltd. (c)                  61,700  International                                592,687      0.1
Spacelabs Medical, Inc. (a)(b)                           592,700  Medical Equipment                          7,705,100      0.9
TAB Products Company (b)                                 500,000  Business Services                          1,375,000      0.2
Teikoku Hormone Mfg Company, Ltd. (c)                    600,000  International                              3,735,551      0.4
Toyo Tec Co., Ltd. (c)                                   236,000  International                                801,821      0.1
UroCor, Inc. (a)(b)                                      658,700  Healthcare Services                        5,763,625      0.6
Willbros Group, Inc. (a)                                 419,800  Oil Services and Equipment                 2,676,225      0.3
Yen Riken Vitamin Co., Ltd. (c)                          500,000  International                              5,691,768      0.6
Yen Yushiro Chemical Industry (c)                        361,000  International                              1,612,171      0.2
Zindart Limited (a)(b)                                   451,500  Other Consumer Discretionary                 776,015      0.1
                                                                                                    -------------------  ---------
                                                                                                    $      186,026,214     21.0%

                                                                 Value Report 13

Schedule of Investments                                                                                            December 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
VALUE FUND [cont'd]
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Percent of
COMMON STOCKS                                       Shares                 Industry                           Value      Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Low Price/Cash Flow Ratios

AAR Corp.                                           250,000       Air                                   $   3,156,250      0.4%
Akita Drilling, Ltd. (Class A) (b)(c)               188,100       Oil Services and Equipment                1,355,404      0.2
Alabama National BanCorporation                     110,000       Banking                                   2,488,750      0.3
Almost Family, Inc. (a)(b)                          308,900       Healthcare Services                       1,100,456      0.1
Ansys, Inc. (a)                                     101,700       Software                                  1,144,125      0.1
Associated Banc-Corp.                               440,000       Banking                                  13,365,000      1.5
Beverly Enterprises, Inc. (a)(b)                  4,800,000       Healthcare Services                      39,300,000      4.4
BTG, Inc. (a)(b)                                    800,000       IT Services                               4,750,000      0.5
Credence Systems Corporation (a)                    116,800       Semiconductor Capital Equipment           2,686,400      0.3
Deb Shops, Inc.                                     108,000       Retail                                    1,458,000      0.2
Esterline Technologies Corporation (a)              357,300       Aerospace                                 9,379,125      1.1
Exponent, Inc. (a)                                  300,000       Business Services                         2,868,750      0.3
Fahnestock Viner Holdings Inc.                      200,000       Specialty Finance                         4,820,000      0.5
Imatron, Inc. (a)                                 1,400,000       Medical Equipment                         1,925,000      0.2
J & J Snack Foods Corp. (a)                         230,300       Foods and Food Products                   3,871,919      0.4
LSI Industries, Inc.                                300,000       Engineering and Construction              6,131,250      0.7
Marcus Corporation                                  280,000       Leisure                                   3,885,000      0.4
Matrix Service Company (a)(b)                       464,000       Engineering and Construction              2,755,000      0.3
NABI (a)(b)                                       2,500,000       Pharmaceuticals                          11,562,500      1.3
NATCO Group, Inc. (a)                               400,000       Oil Services and Equipment                3,300,000      0.4
National Home Health Care Corporation (a)(b)        395,000       Healthcare Services                       2,061,406      0.2
Navigant Consulting, Inc. (a)(b)                  2,500,000       Business Services                         9,531,250      1.1
Ontrack Data International, Inc. (a)                300,000       Software                                  2,006,250      0.2
Orthologic Corporation (a)(b)                     2,198,800       Medical Equipment                         6,321,550      0.7
Osmonics, Inc. (a)                                  588,000       Other Materials and Processes             4,042,500      0.4
Osteotech, Inc. (a)(b)                            1,148,400       Medical Supplies                          5,454,900      0.6
Perrigo Company (a)                               1,683,100       Pharmaceuticals                          13,938,172      1.6
PETsMART, Inc. (a)                                1,285,100       Retail                                    3,694,663      0.4
Powell Industries, Inc. (a)                         507,400       Electrical Equipment                      6,469,350      0.7
Presidential Life Corporation                     1,000,000       Insurance-Life                           14,937,500      1.7
Remington Oil & Gas Corporation (a)                 500,000       Exploration and Production                6,500,000      0.7
Republic Bancorp, Inc.                              803,198       Banking                                   8,684,578      1.0
Republic Services, Inc. (a)                       1,000,000       Waste Management                         17,187,500      1.9
Russ Berrie & Company, Inc.                         100,000       Retail                                    2,112,500      0.2
School Specialty, Inc. (a)                          319,000       Education                                 6,399,938      0.7
StarTek, Inc. (a)                                     8,500       IT Services                                 130,687        -
Sterile Recoveries, Inc. (a)                        101,800       Healthcare Services                       1,539,725      0.2
Strattec Security Corporation (a)(b)                250,000       Parts and Distribution                    7,750,000      0.9
Tasty Baking Company                                100,000       Foods and Food Products                   1,401,000      0.2
Tucker Anthony Sutro Corporation                    103,900       Specialty Finance                         2,552,044      0.3
Unisource Energy Corporation                        500,000       Electric                                  9,406,250      1.0
United Security Bancorporation (a)                  226,832       Banking                                   2,551,860      0.3
US Oncology, Inc. (a)(b)                          3,600,000       Healthcare Services                      22,725,000      2.5
Weyco Group, Inc.                                   100,000       Retail                                    2,412,500      0.3
Wolverine World Wide, Inc.                          500,000       Retail                                    7,625,000      0.9
Woodward Governor Company (b)                       145,500       Aerospace                                 6,511,125      0.7
                                                                                                        -------------    ------
                                                                                                          295,250,177     33.0
Special Situations

eLOT, Inc. (a)                                    3,000,000       Gaming                                    1,500,000      0.2
Flow International Corporation (a)                  325,000       Pumps and Valves                          3,575,000      0.4
Lifecore Biomedical, Inc. (a)(b)                    861,600       Medical Supplies                          3,984,900      0.4
                                                                                                        -------------    ------
                                                                                                            9,059,900      1.0

                                                                                                        -------------    ------
TOTAL COMMON STOCKS (Cost $636,911,352)                                                                 $ 827,017,005     92.5%


14 Annual Report December 31, 2000

Schedule of Investments                                        December 31, 2000
--------------------------------------------------------------------------------
VALUE FUND [cont'd]
--------------------------------------------------------------------------------

                                                          Par                                         Percent of
BONDS                                                    Amount    Coupon    Maturity      Value      Net Assets
-----------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS
Bexar County, Texas Housing Corporation               $ 2,370,000    7.0%    07/01/28  $   2,049,790       0.2%
Cumberland County, PA Industrial Development Auth.      1,205,000    5.3%    10/01/03      1,162,837       0.1
Cumberland County, PA Industrial Development Auth.      2,000,000    5.5%    10/01/08      1,836,760       0.2
Lubbock, Texas Health Facilities Development Corp. (e)  2,000,000    6.5%    07/01/19      1,620,000       0.2
                                                                                       -------------     -----
TOTAL BONDS (Cost $6,792,944)                                                          $   6,669,387       0.7%

                                                                                       -------------     -----
TOTAL LONG-TERM INVESTMENTS (Cost $643,704,296)....................................... $ 833,686,392      93.2%

-----------------------------------------------------------------------------------------------------------------
                                                          Par                                         Percent of
SHORT-TERM INVESTMENTS                                   Amount    Coupon    Maturity      Value      Net Assets
-----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES
U.S. Treasury Notes                                   $10,000,000  5.625%    09/30/01  $   9,995,970       1.1%
FHLB Discount Note                                     40,600,000  0.000%    01/02/01     40,594,643       4.5
                                                                                       -------------     -----
                                                                                          50,590,613       5.6

VARIABLE RATE DEMAND NOTES (+)
Firstar Bank N.A. 6.32%                                    75,312                             75,312        --
Wisconsin Electric Power Company 6.24%                     41,736                             41,736        --
                                                                                       -------------     -----
                                                                                             117,048        --
                                                                                       -------------     -----
TOTAL SHORT-TERM INVESTMENTS (Cost $50,668,837)                                        $  50,707,661       5.6%

TOTAL INVESTMENTS (Cost $694,373,133)................................................. $ 884,394,053      98.8%
Cash and receivables, less liabilities................................................    11,136,998       1.2
                                                                                       -------------     -----
TOTAL NET ASSETS...................................................................... $ 895,531,051     100.0%
                                                                                       =============     =====

(a)  Non-income producing security.
(b)  Affiliated company. See Note 10 in Notes to Financial Statements.
(c)  Foreign-denominated security.
(d) Illiquid security, pursuant to the guidelines adopted by the Board of Directors.
(e) Valued at fair value using methods determined by the Board of Directors. (+) Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 29, 2000.

The accompanying Notes to Financial Statements are an integral part of this Schedule.

                                                                 Value Report 15

Statements of Assets and Liabilities                           December 31, 2000
--------------------------------------------------------------------------------

                                                                         SELECT VALUE     VALUE PLUS         VALUE
                                                                             FUND            FUND             FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in securities, at cost..................................  $  8,283,145    $  45,594,624   $  694,373,133
                                                                         ============    =============   ==============

   Investments in securities, at value.................................  $ 10,129,859    $  44,295,434   $  884,394,053
   Cash................................................................            61               72        1,277,072
   Receivable from securities sold.....................................            --          162,582        6,502,949
   Receivable from fund shares sold....................................       834,499           61,615          105,248
   Accrued dividends and interest......................................        16,928           74,972        5,153,937
   Prepaid expenses....................................................           175            2,138           28,245
   Deferred organization expenses......................................         2,464               --               --
   Receivable from Advisor for expense reimbursement...................         5,620               --               --
                                                                         ------------    -------------   --------------
        Total Assets...................................................    10,989,606       44,596,813      897,461,504
                                                                         ------------    -------------   --------------

LIABILITIES:
   Payable for securities purchased....................................            --           67,403        1,175,454
   Payable for fund shares redeemed....................................        23,319          103,768          335,956
   Payable to Advisor for deferred organization expenses...............         2,464               --               --
   Accrued expenses....................................................        16,959           73,460          419,043
                                                                         ------------    -------------   --------------
        Total Liabilities..............................................        42,742          244,631        1,930,453
                                                                         ------------    -------------   --------------
TOTAL NET ASSETS.......................................................  $ 10,946,864    $  44,352,182   $  895,531,051
                                                                         ============    =============   ==============

NET ASSETS CONSIST OF:
   Paid in capital.....................................................  $  8,986,936    $  67,570,251   $  674,886,184
   Accumulated undistributed (distribution in excess of)
   net investment income (loss)........................................         5,389           (7,752)         (61,903)
   Accumulated undistributed net realized gains (losses) on investments       107,825      (21,911,127)      30,685,850
   Net unrealized appreciation (depreciation) on investments...........     1,846,714       (1,299,190)     190,020,920
                                                                         ------------    -------------   --------------
TOTAL NET ASSETS.......................................................  $ 10,946,864    $  44,352,182   $  895,531,051
                                                                         ============    =============   ==============

   Shares outstanding, $.001 par value (100,000,000; 100,000,000
   and 150,000,000 shares authorized, respectively)....................       728,553        3,663,928       27,155,415
                                                                         ============    =============   ==============

NET ASSET VALUE, OFFERING PRICE &
REDEMPTION PRICE PER SHARE.............................................  $      15.03    $       12.11   $        32.98
                                                                         ============    =============   ==============


The accompanying Notes to Financial Statements are an integral part of these Statements.

16 Annual Report December 31, 2000

Statements of Operations                    For the year ended December 31, 2000
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                              SELECT VALUE      VALUE PLUS          VALUE
                                                                  FUND             FUND             FUND
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends...............................................   $    175,813     $  1,539,932     $  8,377,474
   Interest................................................         10,342          710,393          409,189
   Foreign tax withholding.................................           (157)         (22,529)        (285,248)
                                                              ------------     ------------     ------------
        Total investment income............................        185,998        2,227,796        8,501,415
                                                              ------------     ------------     ------------
EXPENSES:
   Management fees.........................................         52,855          475,350        7,744,969
   Distribution fees.......................................         17,619          169,768        2,581,656
   Transfer agent fees.....................................         16,071          146,062        1,135,757
   Fund accounting fees....................................          7,448           19,596          218,753
   Custodian fees..........................................          1,944            9,589          179,898
   Printing and communications.............................          3,740           14,112          173,867
   Postage.................................................         12,600           12,958           74,872
   Legal fees..............................................          4,825            7,887           97,415
   Registration fees.......................................         20,766           20,024           30,885
   Directors' fees.........................................         16,586           15,922           72,900
   Audit fees..............................................         10,567           11,841           49,606
   Amortization of deferred organization expenses..........          3,286               --               --
   Other operating expenses................................          4,159           19,690          234,228
                                                              ------------     ------------     ------------
   Total operating before interest expenses................        172,466          922,799       12,594,806
   Interest expense........................................            269          143,413          656,569
                                                              ------------     ------------     ------------
   Total expenses..........................................        172,735        1,066,212       13,251,375
   Less: Expense reimbursement.............................        (86,797)              --               --
                                                              ------------     ------------     ------------
   Net expenses............................................         85,938        1,066,212       13,251,375
                                                              ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS)...............................        100,060        1,161,584       (4,749,960)
                                                              ------------     ------------     ------------
REALIZED & UNREALIZED GAINS
(LOSSES) ON INVESTMENTS:
   Net realized gains (losses) on:
     Long positions........................................        257,316       (2,022,377)     143,583,335
     Futures contracts.....................................             --         (108,002)         337,126
     Options...............................................             --               --          464,069
   Net increase (decrease) in unrealized appreciation on:
     Long positions........................................      1,655,652       (3,716,976)    (131,570,031)
     Futures contracts.....................................             --               --          217,349
                                                              ------------     ------------     ------------
TOTAL REALIZED & UNREALIZED GAINS
(LOSSES) ON INVESTMENTS....................................      1,912,968       (5,847,355)      13,031,848
                                                              ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS...........................   $  2,013,028     $ (4,685,771)    $  8,281,888
                                                              ============     ============     ============

The accompanying Notes to Financial Statements are an integral part of these Statements.


                                                                 Value Report 17

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                              SELECT VALUE FUND               VALUE PLUS FUND
                                                                       ------------------------------  -----------------------------
                                                                        Year Ended       Year Ended      Year Ended     Year Ended
                                                                       Dec. 31, 2000    Dec. 31, 1999   Dec. 31, 2000  Dec. 31, 1999
                                                                       ------------------------------  ----------------------------
OPERATIONS:
   Net investment income.............................................  $      100,060   $    103,992   $   1,161,584  $   4,102,433
   Net realized gains (losses) on investments........................         257,316        208,697      (2,130,379)   (16,527,103)
   Net increase (decrease) in unrealized appreciation on
     investments.....................................................       1,655,652       (164,645)     (3,716,976)    12,418,206
                                                                       --------------   ------------   -------------  -------------
      Net increase (decrease) in net assets resulting from
        operations...................................................       2,013,028        148,044      (4,685,771)        (6,464)
                                                                       --------------   ------------   -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.............................................         (78,430)       (99,399)     (1,409,464)    (4,074,600)
   Net realized gains on investments.................................         (83,143)      (138,062)             --             --
                                                                       --------------   ------------   -------------  -------------
      Net distributions to shareholders..............................        (161,573)      (237,461)     (1,409,464)    (4,074,600)
                                                                       --------------   ------------   -------------  -------------
FUND SHARE ACTIVITY:
   Proceeds from shares issued.......................................       5,194,500     11,020,126       7,416,986    100,255,961
   Reinvested distributions from net investment income and
     distributions from net realized gains on investments............         146,440        224,429       1,310,893      3,393,516
   Cost of shares redeemed...........................................      (3,363,572)   (12,062,437)    (45,345,198)  (186,817,673)
                                                                       --------------   ------------   -------------  -------------
      Net increase (decrease) in net assets derived
       from Fund share activity......................................       1,977,368       (817,882)    (36,617,319)   (83,168,196)
                                                                       --------------   ------------   -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..............................       3,828,823       (907,299)    (42,712,554)   (87,249,260)
NET ASSETS AT THE BEGINNING OF THE YEAR..............................       7,118,041      8,025,340      87,064,736    174,313,996
                                                                       --------------   ------------   -------------  -------------
NET ASSETS AT THE END OF THE YEAR....................................  $   10,946,864   $  7,118,041   $  44,352,182  $  87,064,736
                                                                       ==============   ============   =============  =============

UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF)
NET INVESTMENT INCOME................................................  $        5,389   $      6,714   $      (7,752) $     230,288
                                                                       ==============   ============   =============  =============

                                                                                VALUE FUND
                                                                        -------------------------------
                                                                         Year Ended       Year Ended
                                                                        Dec. 31, 2000    Dec. 31, 1999
                                                                        -------------------------------
OPERATIONS:
   Net investment loss................................................  $    4,749,960)  $   (8,674,692)
   Net realized gains on investments..................................     144,384,530       67,726,720
   Net increase (decrease) in unrealized appreciation on investments..    (131,352,682)     183,771,640
                                                                        --------------   --------------
   Net increase in net assets resulting from operations...............       8,281,888      242,823,668
                                                                        --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gains on investments..................................    (109,309,908)      (3,274,636)
                                                                        --------------   --------------
       Net distributions to shareholders..............................    (109,309,908)      (3,274,636)
                                                                        --------------   --------------
FUND SHARE ACTIVITY:
   Proceeds from shares issued........................................     131,278,221      185,666,665
   Reinvested distributions from net investment income and
       distributions from net realized gains on investments...........     101,569,169        3,033,426
   Cost of shares redeemed............................................    (431,354,935)    (778,741,064)
                                                                        --------------   --------------
       Net decrease in net assets derived
           from Fund share activity...................................    (198,507,545)    (590,040,973)
                                                                        --------------   --------------
TOTAL DECREASE IN NET ASSETS..........................................    (299,535,565)    (350,491,941)
NET ASSETS AT THE BEGINNING OF THE YEAR...............................   1,195,066,616    1,545,558,557
                                                                        ==============   ==============
NET ASSETS AT THE END OF THE YEAR.....................................  $  895,531,051   $1,195,066,616
                                                                        ==============   ==============

UNDISTRIBUTED NET INVESTMENT lOSS.....................................  $      (61,903)  $     (299,572)
                                                                        ==============   ==============


The accompanying Notes to Financial Statements are an integral part of these Statements.

Financial Highlights
--------------------------------------------------------------------------------

SELECT VALUE FUND
--------------------------------------------------------------------------------

                                                                                                                  Oct. 11, 1996/(1)/
                                                                        For the year ended December 31,                through
                                                                ------------------------------------------------
                                                                  2000          1999          1998        1997      Dec. 31, 1996
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period..........................   $  11.73     $  11.94     $  12.30     $  10.50        10.00
Income (loss) from investment operations:
  Net investment income.......................................       0.17         0.17         0.30         0.11           --
  Net realized and unrealized gains (losses) on investments...       3.41         0.04        (0.10)        2.28         0.50
                                                                ---------     --------     --------     --------     --------
     Total income from investment operations..................       3.58         0.21         0.20         2.39         0.50
Less distributions from:
  Net investment income.......................................      (0.14)       (0.17)       (0.30)       (0.11)          --
  Net realized gains on investments...........................      (0.14)       (0.25)       (0.26)       (0.48)          --
                                                                ---------     --------     --------     --------     --------
     Total distributions......................................      (0.28)       (0.42)       (0.56)       (0.59)          --
                                                                ---------     --------     --------     --------     --------
Net asset value, end of period................................   $  15.03     $  11.73     $  11.94     $  12.30        10.50
                                                                =========     ========     ========     ========     ========

TOTAL RETURN..................................................      30.63%        1.95%        1.73%       22.91%        5.00%/(2)/

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (in thousands)....................   $ 10,947     $  7,118     $  8,025     $  7,665        2,441
  Percentage of operating expenses before interest
    expense to average net assets/(4)/........................       1.22%        0.72%        0.00%        1.36%        2.73%/(3)/
  Percentage of interest expense to average net assets........       0.00%        0.02%          --           --           --
  Percentage of net investment income (loss)
    to average net assets/(4)/................................       1.42%        1.38%        2.37%        1.14%       (0.25)%/(3)/
  Portfolio turnover rate.....................................        120%         160%          48%          30%           1%

/(1)/  Commencement of operations.
/(2)/  Not annualized.
/(3)/  Annualized.
/(4)/ If there had been no expense reimbursement or management fee waiver by the Advisor, the percentage of net expenses to average net assets for the years ended December 31, 2000, 1999, 1998 and 1997 would have been 2.45%, 2.58%, 1.92% and 2.00%, respectively, and the percentage of net investment income (loss) to average net assets would have been 0.19%, (0.46)%, 0.45% and 0.50%, respectively.

       The accompanying Notes to Financial Statements are an integral part of these Statements.

                                                                 Value Report 19

Financial Highlights
--------------------------------------------------------------------------------

VALUE PLUS FUND
--------------------------------------------------------------------------------

                                                                            For the year ended December 31,
                                                                 ------------------------------------------------------------------
                                                                       2000         1999        1998        1997        1996
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of year..............................    $  13.57      $  13.80     $  16.13    $   13.73    $  11.17
Income (loss) from investment operations:
  Net investment income.........................................        0.25          0.46         0.62         0.48        0.38
  Net realized and unrealized gains (losses) on investments.....       (1.42)        (0.25)       (2.32)        3.66        3.33
                                                                 -----------      --------     --------    ---------    --------
     Total income (loss) from investment operations.............       (1.17)         0.21        (1.70)        4.14        3.71
Less distributions from:
  Net investment income.........................................       (0.29)        (0.44)       (0.60)       (0.48)      (0.38)
  Net realized gains on investments.............................          --            --        (0.03)       (1.26)      (0.77)
                                                                 -----------      --------     --------    ---------    --------
     Total distributions........................................       (0.29)        (0.44)       (0.63)       (1.74)      (1.15)
                                                                 -----------      --------     --------    ---------    --------
Net asset value, end of year....................................    $  12.11      $  13.57     $  13.80    $   16.13    $  13.73
                                                                 ===========      ========     ========    =========    ========

TOTAL RETURN....................................................       (8.83)%        1.67%      (10.78)%      30.60%      33.80%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (in thousands)........................    $ 44,352      $ 87,065     $174,314    $ 336,281    $ 66,582
  Percentage of operating expenses before interest
    expense to average net assets...............................        1.36%         1.28%        1.21%        1.12%       1.45%
  Percentage of interest expense to average net assets..........        0.21%         0.11%        0.03%          --          --
  Percentage of net investment income to average net assets.....        1.71%         3.05%        3.77%        3.32%       3.23%
  Portfolio turnover rate.......................................         121%           82%          64%          74%         73%

20 Annual Report, December 31 2000

Financial Highlights
--------------------------------------------------------------------------------

VALUE FUND
--------------------------------------------------------------------------------

                                                                                    For the year ended December 31,
                                                                -----------------------------------------------------------------
                                                                     2000        1999            1998         1997          1996
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of year............................  $   36.50  $    29.29        $    33.87   $    31.65   $    27.95
Income (loss) from investment operations:
  Net investment income.......................................      (0.18)      (0.21)/(1)/        0.08         0.17         0.06
  Net realized and unrealized gains (losses) on investments...       0.69        7.52             (3.97)        7.09         5.78
                                                                ---------  ----------        ----------   ----------   ----------
     Total income (loss) from investment operations...........       0.51        7.31             (3.89)        7.26         5.84
Less distributions from:
  Net investment income.......................................         --          --             (0.06)       (0.17)       (0.06)
  Net realized gains on investments...........................      (4.03)      (0.10)            (0.63)       (4.87)       (2.08)
                                                                ---------  ----------        ----------   ----------   ----------
     Total distributions......................................      (4.03)      (0.10)            (0.69)       (5.04)       (2.14)
                                                                ---------  ----------        ----------   ----------   ----------
Net asset value, end of year..................................  $   32.98  $    36.50        $    29.29   $    33.87   $    31.65
                                                                =========  ==========        ==========   ==========   ==========

TOTAL RETURN..................................................       2.03%      25.01%           (11.46)%      23.19%       20.99%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (in thousands)......................  $ 895,531  $1,195,067        $1,545,495   $2,126,715   $1,626,760
  Percentage of operating expenses before interest
    expense to average net assets.............................       1.22%       1.21%             1.15%        1.12%        1.23%
  Percentage of interest expense to average net assets........       0.06%       0.13%             0.00%          --           --
  Percentage of net investment income (loss) to average
    net assets................................................      (0.46)%     (0.70)%            0.22%        0.49%        0.22%
  Portfolio turnover rate.....................................         48%         23%               36%          55%          31%

/(1)/ Net investment loss per share is calculated using average shares outstanding.

The accompanying Notes to Financial Statements are an integral part of these Statements.

                                                                 Value Report 21

                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 2000
--------------------------------------------------------------------------------
(1)  Organization
     Heartland Group, Inc. (the "Corporation") is registered as an open-end management investment company under the Investment Company Act of 1940. The Select Value Fund, Value Plus Fund and Value Fund (the "Funds"), each of which is a diversified fund, are three of the seven series of funds issued by the Corporation at December 31, 2000.

(2)  Summary of Significant Accounting Policies
     The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements:

     (a) Portfolio securities which are traded on stock exchanges are valued at the last sales price as of the close of business on the day the securities are being valued, or, lacking any sales, at the latest bid price. Each over-the-counter security for which the last sale price on the day of valuation is available from NASDAQ is valued at that price. All other securities traded in the over-the-counter market are valued at the most recent bid prices. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the London Stock Exchange. Debt securities are stated at fair value as furnished by independent pricing services based primarily upon information concerning market transactions and dealer quotations for similar securities, or by dealers who make markets in such securities. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortized discount or premium. Securities and other assets for which quotations are not readily available are valued at their fair value using methods determined by the Board of Directors.

     (b) The Funds' policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly paid no Federal income taxes, and no Federal income tax provision is required.

          At December 31, 2000 the Value Plus Fund had Federal income tax capital loss carryforwards of $18,293,003 expiring in 2007. The Value Plus Fund does not intend to make distributions of any future realized capital gains until its Federal income tax capital loss carryforward is completely utilized. The Fund utilized $681,090 of capital loss carryforwards during 2000.

          Statement of Position 93-2 requires that permanent financial reporting and tax differences be reclassified to paid in capital. Net assets are not affected by these reclassifications.

          Net realized gains or losses may differ for Federal income tax purposes primarily as a result of post-October losses which may not be recognized for tax purposes until the first day of the following fiscal year, wash sales, and the marking-to-market of open futures contracts. At December 31, 2000, the Value Plus Fund deferred, on a tax basis, post-October losses of $3,216,372. Such amounts may be used to offset future capital gains.

     (c) Net investment income, if any, is distributed to each shareholder as a dividend. Dividends from the Select Value and Value Funds are declared and paid at least annually. Dividends from the Value Plus Fund are declared and paid quarterly. Dividends are recorded on the ex-dividend date. Net realized gains on investments, if any, are distributed at least annually. During 2000, the Select Value and Value Funds utilized earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Accordingly, at December 31, 2000, the Select Value and Value Funds recorded reclassifications to decrease undistributed net realized gains on investments or undistributed net investment income and increase paid in capital by $78,444 and $35,206,581, respectively.

     (d) The Funds record security and shareholder transactions on trade date. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method.

     (e) The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to any one Fund are typically allocated among all Funds issued by the Corporation in proportion to their respective net assets, number of open shareholder accounts, or net sales, as applicable.

     (f) Each Fund may enter into futures contracts for hedging purposes, such as to protect against anticipated declines in the market value of its portfolio securities or to manage exposure to changing interest rates. The Fund receives from or pays to the broker on a daily basis an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

          The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The predominant risk is that the movement of a futures contract's price may result in a loss which could render a portfolio's hedging strategy unsuccessful. The Funds had no open futures contracts at December 31, 2000.

     (g) The Funds may each engage in "short sales against the box." These transactions involve selling a security that a Fund owns for delivery at a specified date in the future. Similarly, each of these Funds may also engage in short sales of securities of an issuer ("acquiror") that has publicly announced a proposed or pending transaction in which a portfolio security of the Fund will be converted into securities of the acquiror.

          For financial statement purposes, an amount equal to a short sale's settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold short, at value, may require purchasing the securities at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position.

     (h) Each Fund may write covered call options and purchase put options that are traded on recognized U.S. exchanges and enter into closing transactions with respect to such options. The Select Value Fund may also purchase call options. The Funds may enter into options transactions for hedging purposes, and will not use these instruments for speculation.

          For the year ended December 31, 2000, the Value Fund had the following transactions in written covered call options:

          VALUE FUND

                                                                                Number of Contracts      Premium Amount
                                                                                -------------------      --------------
                    Balance at January 1, 2000                                                   --                  --
                    Options opened (Interdigital Communications, Inc. 1/00)                    2000      $      464,069
                    Options expired (Interdigital Communications, Inc. 2/00)                  (2000)           (464,069)
                    Options closed                                                               --                  --
                                                                                -------------------      --------------
                    Balance at December 31, 2000                                                 --      $           --
                                                                                ===================      ==============

     (i) At December 31, 2000, 0.3% of the Value Fund's net assets were illiquid, as defined pursuant to guidelines established by the Board of Directors.

22 Annual Report December 31, 2000

     (j) The Funds invest in foreign equity securities, whose values are subject to change in market conditions, as well as changes in political and regulatory environments. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Value Plus and Value Funds may utilize forward currency exchange contracts for the purpose of hedging foreign currency risk. Under these contracts, the Funds are obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.

     (k) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(3)  Credit Facility
     Deutsche Bank AG made available to all of the Funds issued by the Corporation, a $100 million credit facility pursuant to a Credit Agreement ("Agreement"), most recently amended December 29, 1998. The primary purpose of the Agreement was to allow the applicable Funds to avoid liquidating securities under circumstances which the Advisor believes are unfavorable to shareholders. Outstanding principal amounts under the credit facility bore interest at a rate per annum equal to the New York Interbank Offering Rate plus 0.4% or the prime rate. Commitment fees were computed at a rate per annum equal to 0.08% of the Funds' proportional daily average unutilized credit. The agreement was terminated in October 2000. The Fund's utilization of the credit facility during the year ended December 31, 2000 is summarized below.

                                   Outstanding Average        Average                Maximum            Interest
     Fund                            Daily Balance         Interest Rate       Outstanding Balance      Expense
     ----                            -------------         -------------       -------------------      -------
     SELECT VALUE FUND              $       12,240              6.46%            $      700,000        $      269
     VALUE PLUS FUND                     2,211,475              6.54                 10,600,000           143,413
     VALUE FUND                         10,237,295              6.54                 47,900,000           656,569

(4)  Investment Management Fees and Transactions with Related Parties
     The Funds have management agreements with Heartland Advisors, Inc. (the "Advisor") to serve as investment advisor and manager. Under the terms of the agreement, the Select Value and Value Funds pay the Advisor a monthly management fee at the annual rate of 0.75% of the average daily net assets of the Funds, and the Value Plus Fund pays the Advisor a monthly management fee at the annual rate of 0.70% of the average daily net assets of the Fund.

     The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distributor is Heartland Advisors, Inc. (the "Distributor"). The Plan requires the Funds to pay to the Distributor a quarterly distribution fee on an annual basis up to 0.25% of their daily net assets. Additionally, for the year ended December 31, 2000, the Distributor received from the Value Plus and Value Funds $30,075 and $230,146, respectively, for brokerage fees on the execution of purchases and sales of portfolio investments.

     During the period from May 1, 1999 through June 30, 2000, the Funds had an agreement with the Advisor to perform certain bookkeeping and accounting services. Under the terms of the agreement, each Fund paid the Advisor a monthly fee at an annual rate of $12,500 plus 0.0075% of average daily net assets over $50,000,000 for the Select Value and Value Funds, and 0.0080% of average daily net assets over $50,000,000 for the Value Plus Fund.

     During the period from April 1, 1999 through April 30, 2000, the Advisor contractually committed to waive Select Value Fund fees paid to it and/or pay such Fund's ordinary operating expenses (excluding brokerage commissions, interest and taxes) to the extent that annual operating expenses exceeded 0.95%. If operating expenses fall below the aforementioned expense limitation, the Fund will begin paying the Advisor for fees previously waived and expenses previously reimbursed. This repayment will continue for up to three years after the end of the fiscal year in which a fee is waived or an expense is paid, subject to any expense limitation then in effect, until the Fund has repaid the Advisor for the entire amount or when such three-year period expires. During the periods April 1, 1999 through December 31, 1999 and January 1, 2000 through April 30, 2000, the Advisor reimbursed the Select Value Fund expenses of $103,217 and $20,498, respectively, which are subject to potential repayment by the Fund, expiring at December 31, 2002 and December 31, 2003, respectively.

     Effective May 1, 2000, the Advisor voluntarily committed to waive fees and/or reimburse expenses of the Select Value Fund to the extent that total annual operating expenses (excluding brokerage commissions, interest and taxes) exceed 1.90%. Effective June 1, 2000, the Advisor modified the waiver for the Select Value Fund to the extent that total annual operating expenses (excluding brokerage commissions, interest and taxes) exceed 1.25%. The Advisor may modify or discontinue these waivers and/or reimbursements at any time without notice. If any fees are owed to the Advisor, the Advisor may pay the Fund's expenses indirectly by reducing the amount of such fees owed to it by the Fund. Officers and certain directors of the Corporation are also officers and/or directors of Heartland Advisors, Inc.; however, they receive no compensation from the Funds. Each Director who is not affiliated with the Funds receives a fee for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Directors' fees to be invested in any of the Funds issued by the Corporation. As of December 31, 2000, $54,847 and $22,466 of deferred Directors' fees were invested in the Select Value and Value Funds, respectively.

     The Value Plus and Value Funds purchased and sold certain securities within their portfolios from or to other funds within the Corporation, including the Short Duration High-Yield Municipal Fund, High-Yield Municipal Bond Fund and the Taxable Short Duration Municipal Fund.

     As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Directors of the Corporation has adopted a plan which will allow the Funds, under certain conditions described in the Rule, to acquire newly-issued securities from syndicates in which the Distributor is a member.

(5)  Early Redemption Fee
     For the Value Plus and Value Funds, certain shares purchased on or after October 1, 1999, that are redeemed or exchanged in less than 270 days, are assessed a fee of 1% of the current net asset value of the shares. The fee, applied to shares redeemed or exchanged in the order in which they are purchased, is retained by the Fund for the benefit of remaining shareholders to defray Fund portfolio transaction expenses and facilitate portfolio management. Fees for the Value Plus and Value Funds were $12,644 and $212,049, respectively, for the year ended December 31, 2000. For financial statement purposes, these amounts are included in the Statements of Assets and Liabilities as "paid in capital."

(6)  Deferred Organization Expenses
     Organization expenses for the Select Value Fund have been deferred and are being amortized on a straight-line basis over sixty months. Payments for these expenses were advanced by the Advisor, who will be reimbursed by the Fund over the same period. The proceeds of any redemption of the initial shares by the original shareholders will be reduced by a pro-rata portion of any then unamortized expenses. Unamortized deferred organization expenses and the related payable to the Advisor at December 31, 2000 for Select Value Fund was $2,464. Reimbursement to the Advisor of this amount by the Fund will be subject to any expense limitations and reimbursements in effect for the Fund at the time.

                                                                 Value Report 23

(7) Investment Transactions

    During the year ended December 31, 2000, the cost of purchases and proceeds from sales of securities, other than short-term obligations, were as follows:

                                                                SELECT              VALUE
                                                              VALUE FUND          PLUS FUND          VALUE FUND
                                                           ----------------   -----------------  -----------------
    Cost of purchases                                        $  7,826,714       $  82,652,713      $ 493,071,990
    Proceeds from sales                                         9,173,805         122,213,524        874,003,012

    At December 31, 2000, the gross unrealized appreciation and depreciation on securities for tax purposes were as follows:

                                                                SELECT              VALUE
                                                              VALUE FUND          PLUS FUND         VALUE FUND
                                                           ----------------   -----------------  -----------------
    Appreciation                                             $  1,984,441       $   2,901,353      $ 258,872,221
    Depreciation                                                 (152,230)         (4,602,632)       (71,588,688)
                                                             ------------       -------------      -------------

    Net Unrealized                                           $  1,832,211       $  (1,701,279)     $ 187,283,533
                                                             ============       =============      =============

    At December 31, 2000, the cost of securities for Federal income tax purposes were as follows:

                                                                SELECT              VALUE
                                                              VALUE FUND          PLUS FUND         VALUE FUND
                                                           ----------------   -----------------  -----------------
    Tax Cost                                                 $  8,297,648       $  45,996,713      $ 697,110,520

(8) Fund Share Transactions
    For the year ended December 31, 2000, Fund share transactions were as follows:

                                                                SELECT              VALUE
                                                              VALUE FUND          PLUS FUND         VALUE FUND
                                                           ----------------   -----------------  -----------------
    Shares issued                                                 379,919             533,467          3,837,024
    Reinvested distributions from net investment
      income & distributions from net realized
      gains on investments                                         10,219              95,337          3,160,861
    Shares redeemed                                              (268,412)         (3,380,016)       (12,583,720)
                                                             ------------       -------------      -------------
    Net increase (decrease) in Fund shares                        121,726          (2,751,212)        (5,585,835)
                                                             ============       =============      =============

    For the year ended December 31, 1999, Fund share transaction were as follows:

                                                                SELECT              VALUE
                                                              VALUE FUND          PLUS FUND         VALUE FUND
                                                           ----------------   -----------------  -----------------
    Shares issued                                                 984,374           7,301,781          6,267,508
    Reinvested distributions from net investment
      income & distributions from net realized
      gains on investments                                         20,177             259,697             97,413
    Shares redeemed                                            (1,069,670)        (13,782,321)       (26,397,406)
                                                             ------------       -------------      -------------
    Net decrease in Fund shares                                   (65,119)         (6,220,843)       (20,032,485)
                                                             ============       =============      =============


(9) Litigation

    Beginning in late October 2000, the Corporation, the Heartland High-Yield Municipal Bond Fund and the Heartland Short Duration High-Yield Municipal Fund (two other series of the Corporation which are hereinafter referred to as the "High-Yield Funds"), as well as other entities and individuals, including the Advisor, have been named as defendants in a number of related actions brought by shareholders of the High-Yield Funds, which have preliminarily been consolidated into a single action. The complaints allege, among other things, that the information concerning the High-Yield Funds contained in the Corporation's prospectuses and other disclosures were false and misleading in that they overstated the High-Yield Funds' net asset values and performance and understated the risks associated with investing in the High-Yield Funds. These lawsuits allege that persons who purchased shares of the High-Yield Funds during the class period suffered unspecified damages, and seek recovery from the Corporation, the High-Yield Funds, and the other defendants. Several plaintiffs contend that the Corporation, as a whole, including the Funds and the other series, is responsible for such alleged damages. The Corporation and the High-Yield Funds intend to vigorously defend against these and any other similar actions. Because of the very preliminary stage of the litigation, the ultimate determination can not be predicted, including the amount of any award, the entities, series or individuals that ultimately may be required to pay such award, if any, or the timing of such determination.

24 Annual Report December 31, 2000

(10)  Transactions with Affiliates

      The following companies are affiliated with the Value Plus and Value Funds; that is, the Funds held 5% or more of the outstanding voting securities during the period from January 1, 2000 through December 31, 2000. Such companies are defined in Section (2)(a)(3) of the Investment Company Act of 1940.

VALUE PLUS FUND

                                         Share                                    Share                          Realized
                                       Balance at                              Balance at                         Gains
Security Name                         Jan. 1, 2000  Purchases     Sales     December 31, 2000     Dividends      (Losses)
----------------------------------------------------------------------------------------------------------------------------
Blimpie International, Inc.              330,000     170,000     500,000                   0      $  17,500      $  (283,940)
Decorator Industries, Inc.               349,600           0     349,600                   0         48,944         (830,923)
Insteel Industries, Inc.                 400,000      38,000     438,000                   0         98,580       (2,493,088)
Kennedy-Wilson, Incorporated             219,100     180,900           0             400,000              0                0
Lufkin Industries, Inc.                  350,000           0     350,000                   0         63,000       (1,755,398)
TAB Products Company                     500,000           0     500,000                   0         50,000       (1,559,306)
WRP Corporation                          374,000       1,000     375,000                   0              0       (1,098,765)
                                                                                                  ---------      ------------
                                                                                                  $ 278,024      $(8,021,420)
                                                                                                  =========      ===========

VALUE FUND

                                         Share                                    Share                          Realized
                                       Balance at                              Balance at                          Gains
Security Name                         Jan. 1, 2000  Purchases     Sales     December 31, 2000     Dividends      (Losses)
----------------------------------------------------------------------------------------------------------------------------
Akita Drilling, Ltd. (Class A)           748,600           0     560,500             188,100      $  87,671      $   112,021
Allied Health Care Products              775,000           0     775,000                   0              0          (93,508)
Almost Family, Inc./(2)/                 308,900           0           0             308,900              0                0
Alpine Group, Inc.                       900,000           0     900,000                   0              0       (1,726,351)
American Physicians Service Group        187,200           0           0             187,200              0                0
Amwest Insurance Group, Inc.             242,000           0     242,000                   0              0       (1,658,531)
Asia Pacific Wire & Cable
 Corporation Limited                     706,000           0           0             706,000              0                0
Badger Meter, Inc.                       200,000           0           0             200,000        172,000                0
Barrett Business Services, Inc.          383,300     381,700     400,000             365,000              0       (2,558,647)
Beverly Enterprises, Inc.              1,170,400   4,229,600     600,000           4,800,000              0          769,542
Blimpie International, Inc.                    0     500,000           0             500,000         17,500                0
BTG, Inc.                                800,000           0           0             800,000              0                0
Buckhead America Corporation             184,600           0           0             184,600              0                0
Business Resource Group                  500,000           0     500,000                   0              0        3,025,359
Cameron Ashley Building Products, Inc.   500,000           0     500,000                   0              0        2,834,802
Carey International, Inc.                      0     500,000     500,000                   0              0        4,811,401
Catalina Lighting, Inc.                  710,000           0           0             710,000              0                0
CHC Helicopter Corporation (Class A)     562,000     438,000     236,000             764,000         51,590          997,519
The Cherry Corporation (Class A)         944,800      25,000     969,800                   0              0       11,487,492
Children's Comprehensive
Services, Inc.                           460,000           0     460,000                   0              0       (2,776,555)
CINAR Corporation                              0   3,200,000     700,000           2,500,000              0       (1,900,197)
Ciprico, Inc.                            353,000      47,000           0             400,000              0                0
Comdial Corporation                      541,200           0     541,200                   0              0          765,399
Commonwealth Industries, Inc.            700,000     311,000      91,800             919,200        135,410         (748,818)
Crown Central Petroleum
Corporation (Class B)                    900,000           0     534,700             365,300              0       (2,018,208)
Datron Systems, Inc.                     250,000           0     250,000                   0              0        2,842,940
Donnelly Corporation                     400,000           0     400,000                   0        120,000         (201,834)
Duckwall - ALCO Stores, Inc.             370,000      44,300           0             414,300              0                0
Dynamic Materials Corporation            250,000           0     250,000                   0              0       (1,012,586)
EDAP TMS S.A.                            840,000           0     840,000                   0              0       (2,298,440)
Engle Homes, Inc.                        549,800           0     549,800                   0         98,964        5,426,836
FiberMark, Inc.                          391,600           0           0             391,600              0                0
Financial Industries Corporation         300,000     171,400           0             471,400         54,000                0
Franklin Bank National Association       185,800           0     185,800                   0         47,211          195,663
Gehl Company                             270,000           0           0             270,000              0                0
Global-Tech Appliances, Inc.                   0   1,200,000           0           1,200,000        584,100                0
Gundle/SLT Environmental, Inc.           662,800           0     207,600             455,200              0         (463,947)
GZA GeoEnvironmental Technologies        372,700           0     372,700                   0              0          793,676
Hallmark Financial Services Inc.       1,060,000           0   1,060,000                   0              0         (233,592)
Hallwood Energy Corporation              477,540     107,400           0             584,940              0                0
Hallwood Group, Inc.                      89,250           0      89,250                   0              0       (1,520,228)
Hampshire Group, Limited                 252,800      11,800           0             264,600              0                0
Harding Lawson Associates Group, Inc.    392,600           0     392,600                   0              0        1,686,427
Health Power, Inc.                       340,000           0     340,000                   0              0         (554,631)
High Plains Corporation                1,500,000           0           0           1,500,000              0                0
HMN Financial, Inc.                      253,200           0           0             253,200        111,408                0
Home Federal Bancorp                     268,250           0           0             268,250        147,538                0
Hotelworks.com, Inc.                   1,000,000           0   1,000,000                   0              0       (4,525,420)

                                                               Value Report | 25

Value Fund [Cont'd]

                                                Share                                     Share                        Realized
                                             Balance at                                 Balance at                       Gains
Security Name                               Jan. 1, 2000    Purchases      Sales    December 31, 2000    Dividends     (Losses)
---------------------------------------------------------------------------------------------------------------------------------
In Home Health, Inc.                           470,101              0     470,101            0          $        0   $    699,792
Intercontinental Life Corporation              451,600              0     451,600            0                   0       (286,756)
International Aircraft Investors               430,000              0     430,000            0                   0     (1,790,187)
International Airline Support Group, Inc.      250,000              0     250,000            0                   0     (1,503,645)
Invivo Corporation                             130,300        269,700           0      400,000                   0              0
Iwerks Entertainment, Inc.                     314,285/(1)/         0     314,285            0                   0     (2,054,320)
Jaco Electronics, Inc.                         380,000              0     380,000            0                   0      4,154,211
John B. Sanfilippo & Son, Inc.                 500,000         37,500           0      537,500                   0              0
K-Tron International, Inc.                     200,000         75,000           0      275,000                   0              0
LaCrosse Footware, Inc.                        500,000              0     500,000            0                   0     (3,211,914)
Ledger Capital Corporation (3)                 110,000         40,000     150,000            0              18,500        574,722
Lifecore Biomedical, Inc.                            0        861,600           0      861,600                   0              0
Lindal Cedar Homes, Inc.                       345,400              0     298,200       47,200                   0        191,051
Lufkin Industries, Inc.                              0        425,000           0      425,000             189,000              0
Magal Security Systems, Ltd.                   650,000              0     484,700      165,300                   0       (381,263)
Mapics, Inc.                                   100,000      2,373,700     878,700    1,595,000                   0     (1,040,243)
Marten Transport, Ltd.                         333,300          1,700           0      335,000                   0              0
Martin Industries, Inc.                        450,000              0     450,000            0                   0     (2,636,717)
Massbank Corporation                           133,333         56,700           0      190,033             210,312              0
Matrix Service Company                         600,000              0     136,000      464,000                   0        252,757
Maxicare Health Plans, Inc.                  1,000,000              0   1,000,000            0                   0     (4,059,824)
Meadow Valley Corporation                      250,000              0     250,000            0                   0       (612,827)
MFRI, Inc.                                     400,000              0           0      400,000                   0              0
Minntech Corporation                           600,000              0     119,200      480,800              60,000       (754,603)
MMI Companies Inc.                           1,400,000              0   1,400,000            0                   0       (556,345)
Moore Medical Corporation                            0        197,100           0      197,100                   0              0
Motor Club of America                          168,500         31,500           0      200,000                   0              0
M-Wave, Inc.                                   295,000              0     295,000            0                   0      1,380,270
MYR Group, Inc.                                500,000              0     500,000            0              18,750     12,695,395
NABI                                         3,145,000              0     645,000    2,500,000                   0      3,349,604
National Home Health Care Corporation          395,000              0           0      395,000                   0              0
Navigant Consulting, Inc.                      500,000      3,350,000   1,350,000    2,500,000                   0     (4,557,429)
Norstan, Inc.                                  500,000        465,900     965,900            0                   0     (3,524,262)
Nu Horizons Electronics, Inc.                  650,000              0     650,000            0                   0      3,941,333
O.I. Corporation                               326,500              0           0      326,500                   0              0
Oil Dri Corporation America                          0        355,000           0      355,000                   0              0
Orthologic Corporation                       1,815,000        383,800           0    2,198,800                   0              0
Osteotech, Inc.                                      0      1,648,400     500,000    1,148,400                   0     (2,983,467)
Outlook Group Corporation                      467,500              0      87,100      380,400                   0       (397,246)
Patrick Industries, Inc.                       317,000         75,000     317,000       75,000              28,360     (1,592,606)
Pentech International, Inc.                    749,900              0     749,900            0                   0       (523,383)
Premium Wear, Inc.                             209,000         19,100     228,100            0                   0      1,362,191
Rainforest Cafe, Inc.                        1,100,000        310,000   1,410,000            0                   0     (3,491,657)
Ramsay Youth Services, Inc.                    750,400         50,000           0      800,400                   0              0
Raytel Medical Corporation                     880,000              0     880,000            0                   0     (4,489,321)
RightCHOICE Managed Care, Inc. (Class A)       670,000              0     670,000            0                   0      9,365,858
Riviera Tool Company                           336,262              0      50,462      285,800                   0       (202,312)
The Rottlund Company, Inc.                     556,000              0      18,200      537,800                   0        (34,668)
Scan-Optics, Inc.                              600,000              0     600,000            0                   0     (2,093,118)
Sholodge, Inc.                                 530,000              0           0      530,000                   0              0
Six Rivers National Bank                        93,300              0      93,300            0                   0         58,273
SpaceLabs Medical, Inc.                        500,000        148,700      56,000      592,700                   0       (410,253)
Spar Group, Inc.                                     0      1,568,100           0    1,568,100                   0              0
Speizman Industries, Inc.                      300,000              0           0      300,000                   0              0
Strattec Security Corporation                  297,000              0      47,000      250,000                   0        781,325
Sunrise Medical, Inc.                          700,000        649,400   1,349,400            0                   0      4,904,207
Tab Products Company                                 0        500,000           0      500,000              50,000              0
Tech-Sym Corporation                           268,600         32,000     300,600            0                   0      1,974,408
Todhunter International, Inc.                  490,000              0     490,000            0                   0        364,646
TransCoastal Marine Services, Inc.           1,000,000              0   1,000,000            0                   0     (3,915,655)
U.S. Global Investors, Inc. (Class A)          600,000              0     600,000            0                   0       (733,238)
UroCor, Inc.                                   700,000              0      41,300      658,700                   0         14,059
URS Corporation                                500,000        380,000           0      880,000                   0              0
US Oncology, Inc.                                    0      3,600,000           0    3,600,000                   0              0
Webco Industries, Inc.                         475,500         24,500     500,000            0                   0     (1,935,048)
Woodward Governor Company                            0        145,500           0      145,500              75,795              0
Zindart Limited                                450,000        451,500     450,000      451,500                   0     (1,912,144)
                                                                                                        ----------   ------------
                                                                                                        $2,278,109   $  5,837,235
                                                                                                        ==========   ============

/(1)/  Adjusted for 2 for 7 stock split.
/(2)/  Name changed from Caretenders Health Corporation.
/(3)/  Name changed from Hallmark Capital Corporation.

26 Annual Report December 31, 2000

                     END OF NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                  Federal Income Tax Information (unaudited)

In early 2001, shareholders received information regarding all distributions paid to them by the Funds during calendar year 2000. The Fund hereby designates the following amounts as long-term capital gain distributions.

                                         Select          Value
                                       Value Fund      Plus Fund       Value Fund
                                      ------------    -----------   ----------------
   Capital Gains Taxed at 20%           $ 97,060         $  --       $  120,557,607

The amounts above include $34,655 and $25,906,412 of earnings and profits distributed to shareholders on redemptions for the Select Value and Value Funds, respectively.

For the Select Value, Value Plus and Value Funds, the percentage of ordinary income which is eligible for the corporate dividend received deduction for the fiscal year ended December 31, 2000, is 60.62%, 92.49% and 0.00%, respectively.

                                                                Value Report  27

                             [PHOTO APPEARS HERE]

                                  Definitions

Please Note...

Defined below are the Alpha, Beta and R-Squared measurements presented for our equity funds. These definitions were provided by Russell Analytics, a division of the Frank Russell Company, highly regarded specialists in investment information and statistics. When calculating these measurements for each Heartland equity fund, we have substituted the Fund's benchmark index for a "market return" as indicated in the presentation for each Fund. For the Select Value Fund, the measurements are based on weekly data from 12/6/99, when the Fund changed its primary benchmark index to the S&P Barra MidCap Value Index from the S&P 500 Stock Index in connection with a change in its investment policies, using 52 weekly data points from 12/10/99 through 12/31/00. For the Value Plus and Value Funds, the measurements are based on monthly data for the 3-year period ended 12/31/00.

Alpha is a measure of a portfolio's return in excess of the market return, both adjusted for risk. It is a measure of the manager's contribution to performance due to security selection. A positive Alpha indicates that the portfolio outperformed the market on a risk-adjusted basis, and a negative Alpha indicates the portfolio did worse than the market.

Beta is a measure of the sensitivity of a portfolio's rate of return against those of the market. A Beta greater than 1.00 indicates volatility greater than that of the market.

R-Squared is a measure that indicates the extent to which fluctuations in portfolio returns are correlated with those of the general market. An R-Squared of .75 indicates that 75% of the fluctuation in a portfolio's return is explained by the fluctuation of the market.

Other Definitions

The Dow Jones Industrial Average is computed by summing the prices of the stocks of 30 companies and then dividing that total by an adjusted value-one which has been adjusted over the years to account for the effects of stock splits on the prices of the 30 companies.

The NASDAQ Composite Index includes all stocks listed on the NASDAQ Stock
Market.

Price/Book Ratio of a company is calculated by dividing the market price of its stock by the company's per-share book value.

Price/Cash Flow represents the amount an investor is willing to pay for a dollar generated from a particular company's operations. It shows the ability of a business to generate cash and acts as a gauge of liquidity and solvency.

Price/Earnings Ratio of a stock is calculated by dividing the current price of the stock by its trailing 12 months' earnings per share.

Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000 Index is an unmanaged index of stocks considered representative of the small cap market.

Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

S&P 500 Index is an unmanaged index of 500 stocks representing major U.S. industries.

S&P MidCap 400 Index includes stocks in the middle capitalization range, excluding mid-cap stocks already included in the S&P 500 Index.

S&P MidCap 400 Barra Growth Index is an unmanaged index of companies within the S&P MidCap 400 Index that have the highest price-to-book ratios within the higher 50 percentile of market capitalizations.

S&P MidCap 400 Barra Value Index is an unmanaged index of companies within the S&P MidCap 400 Index that have the lowest price-to-book ratios within the lower 50 percentile of market capitalizations.

S&P 500 Barra Growth Index is an unmanaged index of companies within the S&P 500 Index that have the highest price-to-book ratios within the higher 50 percentile of market capitalizations.

28  Annual Report: December 31, 2000

                     The Heartland Family of Equity Funds

                               Select Value Fund

                                Value Plus Fund

                                  Value Fund

                          [LOGO HERE] HEARTLAND FUNDS
                          ---------------------------
                         AMERICA'S VALUE INVESTORS(R)

                             Individual Investors:
                        1.800.HEARTLN (1.800.432.7856)

                              Financial Advisors:
                  Financial Advisor Services: 1.800.442.6391

                            www.heartlandfunds.com

                           Heartland Advisors, Inc.
                     789 N. Water St., Milwaukee, WI 53202
                           Distributor, Member SIPC.



The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Heartland Advisors, Inc. or any other person. Any such views are subject to change at any time based upon market or other considerations. These views may not be relied on as investment advice and, because investment decisions for a Heartland Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Heartland Fund.

This report and the financial statements contained herein are submitted for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

                                 [PHOTO HERE]


                               December 31, 2000


                                  [LOGO HERE]


                            Wisconsin Tax Free Fund

                           (Wisconsin residents only)




                                 ANNUAL REPORT

                               Table of Contents

WISCONSIN TAX FREE FUND
-----------------------------------------------------------------------------
   Management's Discussion of Fund Performance.......................   2
        Schedule of Investments......................................   4
        Statement of Assets and Liabilities..........................   7
        Statement of Operations......................................   8
        Statements of Changes in Net Assets..........................   9
        Financial Highlights.........................................  10

ADDITIONAL INFORMATION
-----------------------------------------------------------------------------

   Notes to Financial Statements.....................................  11

                                 [PHOTO HERE]

                       Heartland Wisconsin Tax Free Fund



                         ---------------------------------------------------
[PHOTO HERE]             "We believe, in the coming months, that the economy
Greg D, Winston, CFA will continue to slow, and as a result, the Federal Portfolio Co-Manager Reserve will continue its recent series of interest rate cuts. The broader bond market should, in turn,
[PHOTO HERE]             "rally."
                         ---------------------------------------------------
Derek J Pawlik, CFA
Portfolio Co-Manager

For the year ended December 31, 2000, the Heartland Wisconsin Tax Free Fund returned 7.44%, while our benchmark, the Lehman 20-Year Municipal Bond Index posted a return of 15.24%. The SEC Yield of the Heartland Wisconsin Tax Free Fund for the 30 days ended December 31, 2000, was 4.92%. This is equivalent to a 9.01% yield for an investor in the 39.6% federal tax bracket and the 6.55% Wisconsin state tax bracket/1/.

Over the past twelve months, we believe shareholders in the Heartland Wisconsin Tax Free Fund benefited from news that the U.S. economy was showing signs of weakness. After bearing up under the weight of six interest rate hikes by the Federal Reserve, total demand for goods and services began to slow. This sparked a rally in many sectors of the fixed income market. While the upturn during 2000 was more evident in Treasury issues and high-rated, investment-grade bonds, the Wisconsin "double tax-free/2/" municipal bond market was generally positive.

Light Demand for Double Tax-Free Bonds

Throughout 2000, the demand for most municipal bonds issued by Wisconsin entities continued to be uneven. We believe any strength in the market was largely attributable to positive public sentiment toward the projects for which these bonds were issued. In some cases, the Wisconsin municipalities and underlying obligors were able to capitalize on this sentiment to gather support from in-state investors and institutions. The comparably high income tax in the state may also have been a positive factor in the total return of the Wisconsin Tax Free Fund.

Sparse Supply Leads Us Offshore

The supply of newly issued Wisconsin bonds was light, particularly in the first half of 2000. This led us to focus some of our attention on bonds originated outside of Wisconsin - bonds from the U.S. governed territories of Guam, Puerto Rico, and the Virgin Islands. It is important to note that these debt obligations carry the same double tax-free advantage as the in-state issued bonds held in the Heartland Wisconsin Tax Free Fund.

2 Annual Report December 31, 2000

                            WIsconsin Tax Free Fund
                     Growth of $10,000 since inception/1/
                            (inception date 4/3/92)

                    Wisconsin Tax Free Fund            Lehman 20 year Municipal
                                                              Bond Index

                              10000                              10000
12/92                         10546                              10901
                              11686                              12468
12/94                         10927                              11553
                              12868                              13971
12/96                         13359                              14591
                              14436                              16175
12/98                         15217                              17279
                              14720                              16468
12/00                         15815                              18979

The Portfolio Management Team

Derek Pawlak joined Greg Winston as co-portfolio manager of the Heartland Wisconsin Tax Free Fund. Derek has been the lead credit analyst at Heartland since joining the firm in 1998. Greg was named co-portfolio manager of this Fund earlier in 2000.

We believe, in the coming months, that the economy will continue to slow, and as a result, the Federal Reserve will continue its recent series of interest rate cuts. The broader bond market should, in turn, rally. We are hopeful that, over the longer term, this rally will fully extend throughout the municipal bond market. We feel the Heartland Wisconsin Tax Free Fund is positioned to offer an attractive total return and tax-free yield to shareholders - particularly those seeking to take advantage of double tax-free power of the Heartland Wisconsin Tax Free Fund.


                            As of December 31, 2000
--------------------------------------------------------------------------------
                             December SEC Yield/3/
--------------------------------------------------------------------------------
Heartland Wisconsin Tax Free Fund............................    4.92%
Equivalent taxable yield at a 39.6% federal rate/4/.........     9.01%
--------------------------------------------------------------------------------

                        Average Annual Total Returns/1/

                                         One     Three   Five    Since Inception
                                         Year    Year    Year        (4/3/92)
--------------------------------------------------------------------------------
Wisconsin Tax Free Fund                  7.44%   3.09%   4.21%         5.38%
--------------------------------------------------------------------------------
Lehman 20-Year Municipal Bond Index/5/  15.24    5.47    6.32          7.60
--------------------------------------------------------------------------------


                      Portfolio Highlights and Statistics

Number of holdings......................................       137
Net assets..............................................    $103.8 mil.
NAV.....................................................    $ 9.83
YTD % of income subject to AMT..........................      20.6%


Top Five Holdings/6/ -- % of Net Assets (Excluding cash equivalents)

Milwaukee, WI Redevelopment Auth. - WI Ave.
     5.50% 9/1/12..........................................     6.9%
Government of Guam GO
     5.40% 11/15/18........................................     4.8
Guam Power Auth.
    5.125% 10/1/29.........................................     4.8
Milwaukee, WI Redevelopment Auth. (Schlitz Park)
     5.50% 1/1/17..........................................     3.1
SE Wisconsin Professional Baseball Park District
     6.10% 12/15/29........................................     3.0
                                                               ----
Total                                                          22.6%


/1/ Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns include reinvested dividends. The Fund's portfolio may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management or trading.

/2/ For certain investors, a portion of the Fund's income may be subject to alternative minimum tax. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's current prospectus.

/3/ SEC annualized yield for the 30 days ended 12/31/00.

/4/ Based on the Wisconsin tax rate and the maximum effective federal rate, adjusted to reflect the deductibility of state taxes.

/5/ The Lehman 20 Year Municipal Bond Index consists of bonds having a minimum credit rating of at least Baa, an outstanding par value of at least $3 million, and issued as part of a transaction of at least $50 million.

/6/ Portfolio holdings are subject to change without notice.

                             [PHOTO APPEARS HERE]

                            WISCONSIN TAX FREE FUND
                             Financial Statements

Schedule of Investments                                                                                         December 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
Heartland Wisconsin tax free fund

------------------------------------------------------------------------------------------------------------------------------------

 Par Amount     Municipal Bonds                                                           Coupon   Maturity          Value
------------------------------------------------------------------------------------------------------------------------------------
   WISCONSIN - 82.82%

$   15,000      Amery, WI Housing Authority - Revenue Bonds........................       7.375%  05/01/2005      $   15,169
   300,000      Appleton, WI Housing Authority - Industrial Park...................       6.500   10/01/2016         243,750
 1,390,000      Appleton, WI Housing Authority - Industrial Park...................       6.750   10/01/2026       1,082,462
   900,000      Bristol, WI Community Development Authority........................       6.125   03/01/2012         934,875
 2,930,000      Brown County, WI Housing Authority - R.P. Terrace..................       6.500   06/01/2019       2,882,387
 1,930,000      Cudahy, WI Community Development Authority.........................       5.100   06/01/2017       1,922,763
 1,575,000      Cudahy, WI Community Development Authority.........................       5.125   06/01/2019       1,576,969
   685,000      Eau Claire, WI Housing Auth. - London Hill.........................       6.250   05/01/2015         679,862
 1,000,000      Glendale, WI Community Development Authority.......................       5.400   09/01/2018         956,250
 2,730,000      Green Bay, WI Housing Authority - Pheasant Run Project.............       6.500   09/01/2019       2,730,000
   100,000      Hartford, WI Community Development Authority.......................       5.450   12/01/2002         101,875
   200,000      Hartford, WI Community Development Authority.......................       5.800   12/01/2005         209,750
   210,000      Hartford, WI Community Development Authority.......................       6.000   12/01/2007         220,762
   225,000      Hartford, WI Community Development Authority.......................       6.100   12/01/2008         236,812
    55,000      Hudson, WI Christian Community Home................................       6.700   05/01/2008          54,519
    75,000      Hudson, WI Christian Community Home................................       6.800   05/01/2009          74,250
    65,000      Hudson, WI Christian Community Home................................       6.900   05/01/2010          64,350
   250,000      Hudson, WI Christian Community Home................................       7.000   05/01/2023         233,438
   250,000      Hudson, WI Wintergreen Apartments..................................       6.000   07/01/2020         231,563
   725,000      Jackson, WI Community Development Authority........................       5.100   12/01/2017         675,156
 1,760,000      La Crosse, WI Housing Authority - Forest Park Project..............       6.375   12/01/2018       1,731,400
 1,000,000      La Crosse, WI Housing Authority - Meadow Wood Project..............       6.250   01/01/2028         868,750
   545,000      La Crosse, WI Housing Authority - Ping Manor Project...............       6.000   04/01/2005         543,637
 1,100,000      La Crosse, WI Housing Authority - Ping Manor Project...............       6.375   04/01/2012       1,100,000
   305,000      Madison, WI CDA - Dempsey Manor Project............................       6.400   10/01/2018         296,612
   160,000      Madison, WI CDA - Dempsey Manor Project............................       6.650   10/01/2025         149,200
 1,435,000      Madison, WI CDA - Edgewood College.................................       6.250   04/01/2014       1,495,987
 1,000,000      Madison, WI CDA - Meriter Retirement Project.......................       6.125   12/01/2019         910,000
   635,000      Mayville, WI Community Development Authority.......................       5.600   04/01/2018         613,569
   100,000      Menomonee Falls, WI CDA - Village Square Project...................       5.200   09/01/2009          98,250
   950,000      Menomonee Falls, WI CDA - Village Square Project...................       5.350   09/01/2016         927,437
 1,270,000      Milwaukee, WI Housing Auth. - Renaissance Apartments...............       5.250   01/01/2025       1,208,087
 1,755,000      Milwaukee, WI Re. Auth. - Wisc. Ave./M.L. King, Jr. Dr.............       5.600   09/01/2009       1,827,394
 7,000,000      Milwaukee, WI Redev. Auth. Dev. Ref - 2430 West WI Ave Project.....       5.500   09/01/2012       7,201,250
 3,000,000      Milwaukee, WI Redevelopment Auth. - Campus Town....................       5.700   11/01/2018       3,075,000
 3,490,000      Milwaukee, WI Redevelopment Auth. - Schlitz Park...................       5.500   01/01/2017       3,236,975
 3,000,000      Milwaukee, WI Redevelopment Auth. - Schlitz Park...................       5.600   01/01/2015       2,820,000
   215,000      Milwaukee, WI Redevelopment Auth. - YWCA...........................       5.250   06/01/2019         208,550
   750,000      Milwaukee, WI Redevelopment Auth. - YWCA...........................       5.300   06/01/2029         735,000
   200,000      Milwaukee, WI Redevelopment Auth. - YWCA...........................       5.150   06/01/2019         195,500
   175,000      Milwaukee, WI Redevelopment Auth. - YWCA...........................       5.200   06/01/2029         167,781
    65,000      New Berlin, WI Housing Authority - Apple Glen......................       0.000   11/01/2003          57,119
    65,000      New Berlin, WI Housing Authority - Apple Glen......................       0.000   11/01/2004          54,275
    70,000      New Berlin, WI Housing Authority - Apple Glen......................       0.000   05/01/2005          56,612
    65,000      New Berlin, WI Housing Authority - Apple Glen......................       0.000   11/01/2005          51,919
    70,000      New Berlin, WI Housing Authority - Apple Glen......................       0.000   05/01/2006          53,725
    65,000      New Berlin, WI Housing Authority - Apple Glen......................       0.000   11/01/2006          48,181
    70,000      New Berlin, WI Housing Authority - Apple Glen......................       0.000   05/01/2007          49,962
    65,000      New Berlin, WI Housing Authority - Apple Glen......................       0.000   11/01/2007          45,175
    70,000      New Berlin, WI Housing Authority - Apple Glen......................       0.000   05/01/2009          43,487
    65,000      New Berlin, WI Housing Authority - Apple Glen......................       0.000   11/01/2009          40,869
    70,000      New Berlin, WI Housing Authority - Apple Glen......................       0.000   05/01/2010          38,675
 1,210,000      New Berlin, WI Housing Authority - Apple Glen......................       6.700   11/01/2017       1,216,050
   650,000      New Berlin, WI Housing Authority - Apple Glen......................       6.700   11/01/2020         646,750
   125,000      New Berlin, WI Housing Authority - Pinewood Creek..................       6.400   05/01/2008         126,562
   125,000      New Berlin, WI Housing Authority - Pinewood Creek..................       6.400   11/01/2008         126,562
   105,000      New Berlin, WI Housing Authority - Pinewood Creek..................       6.500   05/01/2009         106,444
   125,000      New Berlin, WI Housing Authority - Pinewood Creek..................       6.600   05/01/2010         127,031
   150,000      New Berlin, WI Housing Authority - Pinewood Creek..................       6.700   05/01/2011         152,812
   155,000      New Berlin, WI Housing Authority - Pinewood Creek..................       6.700   11/01/2011         157,906

4  Annual Report December 31, 2000

Schedule of Investments                                                                                   December 31, 2000
-------------------------------------------------------------------------------------------------------------------------------
HEARTLAND WISCONSIN TAX FREE FUND [cont'd]
-------------------------------------------------------------------------------------------------------------------------------
     Par Amount      Municipal Bonds (cont'd)                                            Coupon      Maturity           Value

        WISCONSIN - 82.82% [cont'd]
$       165,000      New Berlin, WI Housing Authority - Pinewood Creek.................  6.800%     11/01/2012     $    168,506
        160,000      New Berlin, WI Housing Authority - Pinewood Creek.................  6.850      05/01/2013          163,400
        165,000      New Berlin, WI Housing Authority - Pinewood Creek.................  6.850      11/01/2013          168,506
      1,015,000      New Berlin, WI Housing Authority - Pinewood Creek.................  7.125      05/01/2024        1,041,644
      1,000,000      New Richmond, WI Com. Dev. Auth. - Senior Housing.................  5.850      10/01/2010          833,750
      3,000,000      New Richmond, WI Com. Dev. Auth. - Senior Housing.................  6.000      10/01/2032        2,448,750
         80,000      Oak Creek, WI Housing Authority - Country Oaks II.................  6.000      08/01/2010           81,300
      1,440,000      Oak Creek, WI Housing Authority - Country Oaks II.................  6.200      08/01/2017        1,449,000
      2,980,000      Oak Creek, WI Housing Authority - Country Oaks II.................  6.300      08/01/2028        3,102,925
      1,000,000      Oak Creek, WI Housing Authority - Wood Creek......................  5.500      07/20/2019        1,002,500
      2,130,000      Oak Creek, WI Housing Authority - Wood Creek......................  5.625      07/20/2029        2,119,350
         50,000      Oak Creek, WI Housing Authority - Wood Creek......................  0.000      07/20/2007           36,313
        125,000      Oak Creek, WI Housing Authority - Wood Creek......................  0.000      01/20/2011           74,375
        125,000      Oak Creek, WI Housing Authority - Wood Creek......................  0.000      07/20/2011           73,594
         65,000      Oak Creek, WI Housing Authority - Wood Creek......................  0.000      01/20/2012           36,579
        125,000      Oak Creek, WI Housing Authority - Wood Creek......................  0.000      01/20/2013           66,594
        125,000      Oak Creek, WI Housing Authority - Wood Creek......................  0.000      07/20/2013           64,794
         60,000      Oak Creek, WI Housing Authority - Wood Creek......................  0.000      01/20/2014           30,071
      2,800,000      Oconto Falls, WI Community Development Authority..................  7.750      12/01/2022        2,520,000
      1,480,000      Oconto Falls, WI Community Development Authority..................  8.125      12/01/2022        1,387,500
         50,000      Omro, WI CDA - Revenue Bonds......................................  5.750      12/01/2006           52,250
        335,000      Omro, WI CDA - Revenue Bonds......................................  5.875      12/01/2011          348,819
        200,000      Outagamie, WI Housing Authority - First Mortgage..................  5.000      11/15/2003          199,500
          5,000      Racine, WI Elderly Housing Authority - Lincoln Lutheran (b).......  7.100      10/01/2004            5,000
         10,000      Racine, WI Elderly Housing Authority - Lincoln Lutheran (b).......  7.150      10/01/2005           10,000
        200,000      River Falls, WI Housing Authority - Lutheran Home Project (a).....  5.750      04/01/2028          120,750
        105,000      St. Croix Falls, WI CDA Lease Revenue.............................  5.900      12/01/2006          108,544
        115,000      St. Croix Falls, WI CDA Lease Revenue.............................  6.000      12/01/2007          118,881
      1,190,000      St. Croix Falls, WI CDA Lease Revenue.............................  6.400      12/01/2014        1,224,213
        170,000      Schofield, WI CDA - Lease Revenue.................................  6.000      10/01/2012          176,800
        500,000      Schofield, WI CDA - Lease Revenue.................................  6.200      10/01/2017          515,625
        970,000      SE WI Professional Baseball Park District.........................  0.000      12/15/2015          449,838
      1,000,000      SE WI Professional Baseball Park District.........................  0.000      12/15/2017          412,500
      2,150,000      SE WI Professional Baseball Park District.........................  5.500      12/15/2026        2,268,250
      3,000,000      SE WI Professional Baseball Park District.........................  6.100      12/15/2029        3,108,750
        100,000      Stevens Point, WI CDA - Mrtge. Refunding - Edgewater..............  6.500      09/01/2006          102,500
        560,000      Stevens Point, WI CDA - Mrtge. Refunding - Edgewater..............  6.625      09/01/2009          573,300
        270,000      Two Rivers, WI CDA - Arch Forest Project..........................  6.350      12/15/2012          264,600
      2,800,000      Waukesha, WI HA - The Arboretum Project...........................  5.250      12/01/2021        2,572,500
      1,500,000      Waukesha, WI HA - Multifamily - Oak Hill Terrace Project..........  5.450      06/01/2027        1,460,625
        750,000      Waukesha, WI HA - Riverwalk Apartments............................  5.625      12/01/2020          644,063
         75,000      Wauwatosa, WI HA - Hawthorne Terrace Project......................  0.000      05/01/2003           67,500
        100,000      Wauwatosa, WI HA - Hawthorne Terrace Project......................  0.000      11/01/2003           88,000
        105,000      Wauwatosa, WI HA - Hawthorne Terrace Project......................  0.000      05/01/2004           89,906
        100,000      Wauwatosa, WI HA - Hawthorne Terrace Project......................  0.000      11/01/2004           83,625
         70,000      Wauwatosa, WI HA - Hawthorne Terrace Project......................  0.000      05/01/2005           56,875
        100,000      Wauwatosa, WI HA - Hawthorne Terrace Project......................  0.000      11/01/2005           79,250
        105,000      Wauwatosa, WI HA - Hawthorne Terrace Project......................  0.000      05/01/2006           80,719
        100,000      Wauwatosa, WI HA - Hawthorne Terrace Project......................  0.000      11/01/2006           75,500
        105,000      Wauwatosa, WI HA - Hawthorne Terrace Project......................  0.000      05/01/2007           76,388
        100,000      Wauwatosa, WI HA - Hawthorne Terrace Project......................  0.000      11/01/2007           71,000
        105,000      Wauwatosa, WI HA - Hawthorne Terrace Project......................  0.000      05/01/2008           71,794
        100,000      Wauwatosa, WI HA - Hawthorne Terrace Project......................  0.000      11/01/2008           67,375
        105,000      Wauwatosa, WI HA - Hawthorne Terrace Project......................  0.000      05/01/2009           67,463
        100,000      Wauwatosa, WI HA - Hawthorne Terrace Project......................  0.000      11/01/2009           62,500
        105,000      Wauwatosa, WI HA - Hawthorne Terrace Project......................  0.000      05/01/2010           63,525
        100,000      Wauwatosa, WI HA - Hawthorne Terrace Project......................  0.000      11/01/2010           59,000
      1,060,000      Wauwatosa, WI HA - Hawthorne Terrace Project......................  6.700      11/01/2019        1,052,050
        550,000      Wauwatosa, WI HA - Hawthorne Terrace Project......................  6.700      11/01/2022          545,875
      1,200,000      Wauwatosa, WI HA - Hawthorne Terrace Project......................  6.700      11/01/2015        1,197,000
        100,000      Winnebago County, WI HA - 1st Mortgage Revenue Bonds..............  5.625      05/01/2005           97,500
        105,000      Winnebago County, WI HA - 1st Mortgage Revenue Bonds..............  5.625      05/01/2006          101,588
        115,000      Winnebago County, WI HA - 1st Mortgage Revenue Bonds..............  5.625      05/01/2007          110,400
        120,000      Winnebago County, WI HA - 1st Mortgage Revenue Bonds..............  5.625      05/01/2008          114,300
        125,000      Winnebago County, WI HA - 1st Mortgage Revenue Bonds..............  5.625      05/01/2009          117,969
        135,000      Winnebago County, WI Housing Authority - REF-SEC 8................  5.625      05/01/2010          125,888

                                                                              |5


Schedule of Investments                                                                                            December 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
HEARTLAND WISCONSIN TAX FREE FUND [cont'd]
------------------------------------------------------------------------------------------------------------------------------------
       Par Amount    Municipal Bonds (cont'd)                                                 Coupon       Maturity           Value
------------------------------------------------------------------------------------------------------------------------------------
        WISCONSIN - 82.82% [cont'd]
   $       10,000    Winnebago County, WI Housing Authority - Series A..................      6.200%      03/01/2001   $      10,007
           15,000    Winnebago County, WI Housing Authority - Series A..................      6.300       03/01/2012          15,075
          195,000    Winnebago County, WI Housing Authority - Series A..................      6.875       03/01/2012         195,488
          380,000    Winnebago County, WI Housing Authority - Series A..................      7.125       03/01/2022         380,950
        2,500,000    Wisconsin Center - Revenue Bond - Public Improvements..............      0.000       12/15/2026         606,250
          200,000    Wrightstown, WI Community Development Authority....................      5.950       06/01/2014         201,000
          600,000    Wrightstown, WI  Community Development Authority...................      6.000       06/01/2019         602,250
                                                                                                                       -------------
                                                                                                                          85,978,226
        GUAM - 9.64%
        5,000,000    Guam Power Authority...............................................      5.125       10/01/2029       5,000,000
        5,000,000    Guam Government....................................................      5.400       11/15/2018       5,006,250
                                                                                                                       -------------
                                                                                                                          10,006,250

        PUERTO RICO - 1.36%
          500,000    Puerto Rico Industrial Tourist Educational Medical Facilities......      5.375       02/01/2019         482,500
        1,000,000    Puerto Rico Industrial Tourist Educational Medical Facilities......      5.375       02/01/2029         930,000
                                                                                                                       -------------
                                                                                                                           1,412,500
                                                                                                                       -------------

                     TOTAL INVESTMENTS (Cost $98,068,981)...............................     93.82%                    $  97,396,976
                     Cash and receivables, less liabilities.............................      6.18                         6,420,473
                                                                                            ------                    --------------
                     TOTAL NET ASSETS...................................................    100.00%                    $ 103,817,449
                                                                                                                      ==============

(a) Illiquid security, pursuant to the guidelines adopted by the Board of Directors.
(b) Valued at fair value using methods determined by the Board of Directors.


The accompanying Notes to Financial Statements are an integral part of this Schedule.


6 Annual Report: December 31, 2000


Statement of Assets and Liabilities                                                                                December 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       WISCONSIN
                                                                                                                        TAX FREE
                                                                                                                          FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments in securities, at cost...........................................................................       $   98,068,981
                                                                                                                    ================

 Investments in securities, at value..........................................................................       $   97,396,976
 Cash.........................................................................................................            2,691,474
 Receivable from securities sold..............................................................................            2,798,401
 Accrued dividends and interest...............................................................................            1,406,701
 Prepaid expenses.............................................................................................                3,421
                                                                                                                    ----------------
    Total Assets..............................................................................................          104,296,973
                                                                                                                    ----------------
LIABILITIES:
 Distributions payable........................................................................................              439,743
 Accrued expenses.............................................................................................               39,781
                                                                                                                    ----------------
    Total Liabilities.........................................................................................              479,524
                                                                                                                    ----------------
TOTAL NET ASSETS..............................................................................................       $  103,817,449
                                                                                                                     ==============

NET ASSETS CONSIST OF:
 Paid in capital..............................................................................................       $  108,635,466
 Accumulated undistributed net realized losses on investments.................................................           (4,146,012)
 Net unrealized depreciation on investments...................................................................             (672,005)
                                                                                                                    ----------------
TOTAL NET ASSETS..............................................................................................       $  103,817,449
                                                                                                                    ================

 Shares outstanding ($.001 par value
 100,000,000 shares authorized)...............................................................................           10,562,637
                                                                                                                    ================

NET ASSET VALUE, OFFERING PRICE &
REDEMPTION PRICE PER SHARE....................................................................................       $         9.83
                                                                                                                    ================

The accompanying Notes to Financial Statements are an integral part of this Statement.


Statement of Operations                                                                         For the year ended December 31, 2000
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         WISCONSIN
                                                                                                                         TAX FREE
                                                                                                                           FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest.....................................................................................................     $      7,603,995
                                                                                                                  -----------------
   Total investment income....................................................................................            7,603,995
                                                                                                                  -----------------
EXPENSES:
 Management fees..............................................................................................              811,366
 Transfer agent fees..........................................................................................               82,403
 Fund accounting fees.........................................................................................               30,954
 Custodian fees...............................................................................................                8,255
 Printing and communications..................................................................................                9,010
 Postage......................................................................................................                4,613
 Legal fees...................................................................................................               12,363
 Registration fees............................................................................................                1,019
 Directors' fees..............................................................................................               23,490
 Audit fees...................................................................................................               15,963
 Other operating expenses.....................................................................................               46,897
                                                                                                                  -----------------
 Total operating expenses before interest expense.............................................................            1,046,333
 Interest expense.............................................................................................               10,926
                                                                                                                  -----------------
 Total expenses...............................................................................................            1,057,259
 Less: Fees paid indirectly...................................................................................               (8,033)
                                                                                                                  -----------------
 Net expenses.................................................................................................            1,049,226
                                                                                                                  -----------------
NET INVESTMENT INCOME........................................................................................            6,554,769
                                                                                                                  -----------------
REALIZED & UNREALIZED GAINS
(LOSSES) ON INVESTMENTS:
 Net realized losses on:
   Long positions.............................................................................................           (1,621,683)
   Futures contracts..........................................................................................           (1,084,247)
Net decrease in unrealized depreciation on:
   Long positions.............................................................................................            5,024,477
                                                                                                                  -----------------
TOTAL REALIZED & UNREALIZED GAINS
ON INVESTMENTS................................................................................................            2,318,547
                                                                                                                  -----------------
NET INCREASE IN NET
ASSETS RESULTING FROM OPERATIONS.............................................................................      $      8,873,316
                                                                                                                  =================

The accompanying Notes to Financial Statements are an integral part of this Statement.

8 Annual Report December 31, 2000

Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                                  WISCONSIN
                                                                                                TAX FREE FUND
                                                                                   ---------------------------------------
                                                                                      Year Ended             Year Ended
                                                                                     Dec. 31, 2000          Dec. 31, 1999
                                                                                   ---------------------------------------
OPERATIONS:
Net investment income............................................................   $    6,554,769         $   7,247,191
Net realized losses on investments...............................................       (2,705,930)             (707,237)
Net decrease (increase) in unrealized depreciation on investments................        5,024,477           (11,394,489)
                                                                                    --------------         -------------
   Net increase (decrease) in net assets resulting from operations...............        8,873,316            (4,854,535)
                                                                                    --------------         -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.........................................................       (6,554,769)           (7,247,191)
                                                                                    --------------         -------------
     Net distributions to shareholders...........................................       (6,554,769)           (7,247,191)
                                                                                    --------------         -------------
FUND SHARE ACTIVITY:
   Proceeds from shares issued...................................................        9,382,109            25,786,278
   Reinvested dividends from net investment income...............................        4,533,206             5,497,147
   Cost of shares redeemed.......................................................      (43,949,481)          (31,065,721)
     Net (decrease) increase in net assets derived
       from Fund share activity..................................................      (30,034,166)              217,704
                                                                                    --------------         -------------
TOTAL DECREASE IN NET ASSETS.....................................................      (27,715,619)          (11,884,022)

NET ASSETS AT THE BEGINNING OF THE YEAR..........................................      131,533,068           143,417,090
                                                                                    --------------         -------------
NET ASSETS AT THE END OF THE YEAR................................................   $  103,817,449         $ 131,533,068
                                                                                    ==============         =============

The accompanying Notes to Financial Statements are an integral part of these Statements.


Financial Highlights
---------------------------------------------------------------------------------------------------------------------------------

WISCONSIN TAX FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                                  For the year ended December 31,
                                                                 -------------------------------------------------------------------
                                                                   2000           1999          1998          1997          1996
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA
Net asset value, beginning of year............................ $   9.64       $  10.48      $  10.44      $  10.16    $  10.30
Income (loss) from investment operations:
   Net investment income......................................     0.51           0.51          0.51          0.52        0.51
   Net realized and unrealized gains (losses) on investments..     0.19          (0.84)         0.04          0.28       (0.14)
                                                                -------        -------       -------       -------    --------
     Total income (loss) from investment operations...........     0.70          (0.33)         0.55          0.80        0.37
Less distributions from:
   Net investment income......................................    (0.51)         (0.51)        (0.51)        (0.52)      (0.51)
                                                                -------        -------       -------       -------    --------
     Total distributions......................................    (0.51)         (0.51)        (0.51)        (0.52)      (0.51)
                                                                -------        -------       -------       -------    --------
Net asset value, end of year.................................. $   9.83       $   9.64      $  10.48      $  10.44    $  10.16
                                                                =======        =======       =======       =======    ========
TOTAL RETURN..................................................     7.44%         (3.27)%        5.41%         8.06%       3.81%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of year (in thousands)..................... $103,817       $131,533      $143,417      $131,348    $124,545
   Percentage of operating expenses before interest expense to
     average net assets.......................................     0.83%/(1)/     0.82%/(1)/    0.78%/(1)/    0.81%/(1)/  0.80%/(1)/
   Percentage of interest expense to average net assets.......     0.01%          0.00%           --            --          --
   Percentage of net investment income to average net assets..     5.25%/(1)/     5.01%/(1)/    4.90%/(1)/    5.05%/(1)/  5.12%/(1)/
   Portfolio turnover rate....................................       26%            78%           16%            08%        14%

/(1)/ The ratio does not include fees paid indirectly. If the Fund did not have fees paid indirectly, percentage of net expenses to average net assets for the years ended December 31, 2000, 1999, 1998, 1997, and 1996 would have been 0.84%, 0.83%, 0.80%, 0.82% and 0.81%, respectively, and the percentage of net investment income to average net assets would have been 5.24%, 5.00%, 4.88%, 5.04% and 5.11%, respectively.

The accompanying Notes to Financial Statements are an integral part of these Statements.


10 Annual Report December 31, 2000

                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 2000
--------------------------------------------------------------------------------
(1)  Organization

     Heartland Group, Inc. (the "Corporation") is registered as an open-end management investment company under the Investment Company Act of 1940. The Wisconsin Tax Free Fund, a non-diversified fund, (the "Fund"), is one of the seven series of funds issued by the Corporation at December 31, 2000.

(2)  Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements:

     (a) Debt securities are stated at fair value as furnished by an independent pricing service based primarily upon information concerning market transactions and dealer quotations for similar securities, or by dealers who make markets in such securities. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortized discount or premium. Securities and other assets for which quotations are not readily available are valued at their fair value using methods determined by the Board of Directors. There is subjectivity in the valuations provided by the independent pricing service and dealers who make markets in such securities. Accordingly, prices provided may differ from the value that would be realized if the securities were sold.

     (b) The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Fund accordingly paid no Federal income taxes, and no Federal income tax provision is required.

          At December 31, 2000 the Fund had Federal income tax capital loss carryforwards of $399,536 expiring in 2003; $333,310 expiring in 2005; $376,887 expiring in 2007; and $2,328,277 expiring in 2008. The Fund does not intend to make distributions of any future realized capital gains until its Federal income tax capital loss carryforward is completely utilized.

          Statement of Position 93-2 requires that permanent financial reporting and tax differences be reclassified to paid in capital. Net assets are not affected by these reclassifications.

          Net realized gains or losses may differ for Federal income tax purposes primarily as a result of post-October losses which may not be recognized for tax purposes until the first day of the following fiscal year, wash sales, and the marking-to-market of open futures contracts. At December 31, 2000, the Fund deferred, on a tax basis, post-October losses of $709,108. This amount may be used to offset future capital gains.

     (c) Net investment income, if any, is distributed to each shareholder as a dividend. Dividends from the Fund are declared daily and distributed monthly. Dividends are recorded on the ex-dividend date. Net realized gains on investments, if any, are distributed at least annually.

     (d) The Fund records security and shareholder transactions on trade date. Net realized gains and losses on investments are computed on the identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Fund amortizes premium and accretes discount on investments utilizing the effective interest method. (e) The Fund is charged for those expenses that are directly attributable to it. Expenses that are not directly attributable to any one Fund are typically allocated among all Funds issued by the Corporation in proportion to their respective net assets, number of open shareholder accounts, or net sales, as applicable.

     (f) The Fund may enter into futures contracts for hedging purposes, such as to protect against anticipated declines in the market value of its portfolio securities or to manage exposure to changing interest rates. The Fund receives from or pays to the broker on a daily basis an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

          The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The predominant risk is that the movement of a futures contract's price may result in a loss which could render a portfolio's hedging strategy unsuccessful. The Fund had no open futures contracts at December 31, 2000.

     (g) The Fund entered into a fee arrangement with its custodian bank which provided for a reduction in custody fees based upon net amounts of uninvested cash balances. The reduction of custody expenses is shown on the Statement of Operations as "Fees paid indirectly."

     (h) At December 31, 2000, 0.1% of the Fund's net assets were illiquid, as defined pursuant to the guidelines established by the Board of Directors.

     (i) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(3)  Credit Facility

     Deutsche Bank AG made available to all of the Funds issued by the Corporation, a $100 million credit facility pursuant to a Credit Agreement ("Agreement"), most recently amended December 29, 1998. The primary purpose of the Agreement was to allow the applicable Funds to avoid liquidating securities under circumstances which the Advisor believes are unfavorable to shareholders. Outstanding principal amounts under the credit facility bore interest at a rate per annum equal to the New York Interbank Offering Rate plus 0.4% or the prime rate. Commitment fees were computed at a rate per annum equal to 0.08% of the Funds' proportional daily average unutilized credit. The Agreement was terminated in October 2000. During the year ended December 31, 2000, the Fund had an outstanding average daily balance of $164,754 an average interest rate of 6.56%, and a maximum outstanding balance of $5,800,000. Interest expense during the year ended December 31, 2000 was $10,926.

(4)  Investment Management Fees and Transactions with Related Parties

     The Fund has a management agreement with Heartland Advisors, Inc. (the "Advisor") to serve as investment advisor and manager. Under the terms of the agreement, the Fund pays the Advisor a monthly management fee at the annual rate of 0.65% of the average daily net assets of the Fund.

     During the period from May 1, 1999 through June 30, 2000, the Fund had an agreement with the Advisor to perform certain bookkeeping and accounting services. Under the terms of the agreement, the Fund paid the Advisor a monthly fee at an annual rate of $12,500 plus 0.0085% of average daily net assets over $50 million.

     Officers and certain directors of the Corporation are also officers and/or directors of Heartland Advisors, Inc.; however, they receive no compensation from the Fund.

     Each Director who is not affiliated with the Funds receives a fee for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees to be invested in any of the Funds issued by the Corporation.

     As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Directors of the Corporation has adopted a plan which will allow the Funds, under certain conditions described in the Rule, to acquire newly-issued securities from syndicates in which the Distributor is a member.

(5)  Investment Transactions

     During the year ended December 31, 2000, the cost of purchases and proceeds from sales of securities, other than short-term obligations, were $31,223,096 and $73,022,318, respectively. At December 31, 2000, the gross unrealized appreciation and depreciation on securities for tax purposes were $2,414,516 and ($3,086,521), respectively, netting to ($672,005). At
     December 31, 2000, the cost of securities for Federal income tax purposes was $98,068,981.

(6)  Fund Share Transactions

                                                                        During the year ended December 31,
                                                                        ----------------------------------
                                                                               2000            1999
     -----------------------------------------------------------------------------------------------------
     Shares issued....................................................       971,298       2,520,059
     Reinvested dividends from net investment income..................       469,402         540,898
     Shares redeemed..................................................    (4,524,934)     (3,096,969)
                                                                          ----------      ----------
     Net decrease in Fund shares......................................    (3,084,234)        (36,012)
                                                                          ==========      ==========

(7)  Litigation

     Beginning in late October 2000, the Corporation, the Heartland High-Yield Municipal Bond Fund and the Heartland Short Duration High-Yield Municipal Fund (two other series of the Corporation which are hereinafter referred to as the "High-Yield Funds"), as well as other entities and individuals, including the Advisor, have been named as defendants in a number of related actions brought by shareholders of the High-Yield Funds, which have preliminarily been consolidated into a single action. The complaints allege, among other things, that the information concerning the High-Yield Funds contained in the Corporation's prospectus and other disclosures were false and misleading in that they overstated the High-Yield Funds' net asset values and performance and understated the risks associated with investing in the High-Yield Funds. These lawsuits allege that persons who purchased shares of the High-Yield Funds during the class period suffered unspecified damages, and seek recovery from the Corporation, the High-Yield Funds, and the other defendants. Several plaintiffs contend that the Corporation, as a whole, including the Fund and the other series, is responsible for such alleged damages. The Corporation and the High-Yield Funds intend to vigorously defend against these and any other similar actions. Because of the very preliminary stage of the litigation, the ultimate determination can not be predicted, including the amount of any award, the entities, series or individuals that ultimately may be required to pay such award, if any, or the timing of such determination.

                     END OF NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                  Federal Income Tax Information (Unaudited)

In early 2001, shareholders received information regarding all distributions paid to them by the Fund during calendar year 2000. No long-term capital gain distributions were designated. For the year ended December 31, 2000, all of the amounts distributed excluding $15,842, were tax-exempt income.

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
     To the Board of Directors and Shareholders of Heartland Group, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Heartland Wisconsin Tax Free Fund (one of the seven portfolios of Heartland Group, Inc., and hereafter referred to as the "Fund") at December 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Milwaukee, Wisconsin                    PricewaterhouseCoopers LLP
February 23, 2001

12 Annaul Report December 31, 2000

                                  [LOGO HERE]


                             Individual Investors:
                         1.800.HEARTLN (1.800.432.7856)

                              Financial Advisors:
                   Financial Advisor Services: 1.800.442.6391

                             www.heartlandfunds.com

                            Heartland Advisors, Inc.
                     789 N. Water St., Milwaukee, WI 53202
                           Distributor, Member SIPC.



The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Heartland Advisors, Inc. or any other person. Any such views are subject to change at any time based upon market or other considerations. These views may not be relied on as investment advice and, because investment decisions for a Heartland Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Heartland Fund.

This report and the financial statements contained herein are submitted for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.